FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583
                                   ---------

              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
            ---------------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (650) 312-2000
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 9/30/06
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.


Franklin Templeton
Variable Insurance Products Trust

QUARTERLY STATEMENTS OF INVESTMENTS
SEPTEMBER 30, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin Flex Cap Growth Securities Fund .................................     3

Franklin Global Communications Securities Fund ...........................     7

Franklin Growth and Income Securities Fund ...............................    10

Franklin High Income Fund ................................................    14

Franklin Income Securities Fund ..........................................    20

Franklin Large Cap Growth Securities Fund ................................    29

Franklin Large Cap Value Securities Fund .................................    34

Franklin Money Market Fund ...............................................    36

Franklin Real Estate Fund ................................................    37

Franklin Rising Dividends Securities Fund ................................    40

Franklin Small Cap Value Securities Fund .................................    42

Franklin Small-Mid Cap Growth Securities Fund ............................    47

Franklin Strategic Income Securities Fund ................................    51

Franklin U.S. Government Fund ............................................    65

Franklin Zero Coupon Fund - 2010 .........................................    68

Mutual Discovery Securities Fund .........................................    70

Mutual Shares Securities Fund ............................................    81

Templeton Developing Markets Securities Fund .............................    91

Templeton Foreign Securities Fund ........................................    96

Templeton Global Asset Allocation Fund ...................................   101

Templeton Global Income Securities Fund ..................................   108

Templeton Growth Securities Fund .........................................   114

Notes to Statements of Investments .......................................   120

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  TEMPLETON  o  MUTUAL SERIES


                                         Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                                             SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 94.1%
  COMMERCIAL SERVICES 3.6%
  Corporate Executive Board Co. ..................................................................       6,000   $    539,460
  Moody's Corp. ..................................................................................       7,500        490,350
  Robert Half International Inc. .................................................................      11,000        373,670
  SEI Investments Co. ............................................................................      12,000        674,280
                                                                                                                 ------------
                                                                                                                    2,077,760
                                                                                                                 ------------
  COMMUNICATIONS 4.6%
  America Movil SA de CV, L, ADR (Mexico) ........................................................      23,000        905,510
a American Tower Corp., A ........................................................................      25,000        912,500
a NII Holdings Inc. ..............................................................................      13,500        839,160
                                                                                                                 ------------
                                                                                                                    2,657,170
                                                                                                                 ------------
  CONSUMER DURABLES 0.7%
  Harman International Industries Inc. ...........................................................       5,000        417,200
                                                                                                                 ------------
  CONSUMER NON-DURABLES 2.7%
  PepsiCo Inc. ...................................................................................      13,000        848,380
  The Procter & Gamble Co. .......................................................................      11,000        681,780
                                                                                                                 ------------
                                                                                                                    1,530,160
                                                                                                                 ------------
  CONSUMER SERVICES 3.1%
  Carnival Corp. .................................................................................      10,000        470,300
a Starbucks Corp. ................................................................................      23,000        783,150
  The Walt Disney Co. ............................................................................      18,000        556,380
                                                                                                                 ------------
                                                                                                                    1,809,830
                                                                                                                 ------------
  DISTRIBUTION SERVICES 1.3%
a Beacon Roofing Supply Inc. .....................................................................      16,500        333,960
a WESCO International Inc. .......................................................................       7,000        406,210
                                                                                                                 ------------
                                                                                                                      740,170
                                                                                                                 ------------
  ELECTRONIC TECHNOLOGY 18.4%
a Apple Computer Inc. ............................................................................      13,000      1,001,390
a Broadcom Corp., A ..............................................................................      13,000        394,420
a Cisco Systems Inc. .............................................................................      41,000        943,000
a FLIR Systems Inc. ..............................................................................      19,000        516,040
  Harris Corp. ...................................................................................      23,500      1,045,515
a Lam Research Corp. .............................................................................      10,000        453,300
a Marvell Technology Group Ltd. (Bermuda) ........................................................      33,000        639,210
  Microchip Technology Inc. ......................................................................      30,000        972,600
a Microsemi Corp. ................................................................................      17,000        320,450
a Network Appliance Inc. .........................................................................      20,000        740,200
a NVIDIA Corp. ...................................................................................      16,000        473,440
  Precision Castparts Corp. ......................................................................      13,000        821,080
  QUALCOMM Inc. ..................................................................................      20,500        745,175
  Rockwell Automation Inc. .......................................................................       7,000        406,700
  Rockwell Collins Inc. ..........................................................................       7,000        383,880


                                         Quarterly Statements of Investments | 3

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                                             SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ELECTRONIC TECHNOLOGY (CONTINUED)
a SiRF Technology Holdings Inc. ..................................................................      19,000   $    455,810
a SunPower Corp., A ..............................................................................      11,000        305,140
                                                                                                                 ------------
                                                                                                                   10,617,350
                                                                                                                 ------------
  ENERGY MINERALS 1.8%
a Newfield Exploration Co. .......................................................................      12,000        462,480
a Southwestern Energy Co. ........................................................................      20,000        597,400
                                                                                                                 ------------
                                                                                                                    1,059,880
                                                                                                                 ------------
  FINANCE 10.8%
  Capital One Financial Corp. ....................................................................       8,000        629,280
  CapitalSource Inc. .............................................................................      28,003        723,038
  Chicago Mercantile Exchange Holdings Inc. ......................................................       1,800        860,850
a E*TRADE Financial Corp. ........................................................................      25,000        598,000
  Golden West Financial Corp. ....................................................................       7,000        540,750
  The Goldman Sachs Group Inc. ...................................................................       4,000        676,680
  Nuveen Investments Inc., A .....................................................................      15,000        768,450
  T. Rowe Price Group Inc. .......................................................................      15,000        717,750
  Wells Fargo & Co. ..............................................................................      20,000        723,600
                                                                                                                 ------------
                                                                                                                    6,238,398
                                                                                                                 ------------
  HEALTH SERVICES 7.8%
a Allscripts Healthcare Solutions Inc. ...........................................................      23,000        516,350
a Express Scripts Inc. ...........................................................................       5,500        415,195
  Pharmaceutical Product Development Inc. ........................................................      20,000        713,800
  Quest Diagnostics Inc. .........................................................................      14,000        856,240
a Stericycle Inc. ................................................................................      10,000        697,900
a VCA Antech Inc. ................................................................................      35,000      1,262,100
                                                                                                                 ------------
                                                                                                                    4,461,585
                                                                                                                 ------------
  HEALTH TECHNOLOGY 12.8%
a Amgen Inc. .....................................................................................       5,000        357,650
  AstraZeneca PLC, ADR (United Kingdom) ..........................................................       7,000        437,500
a Celgene Corp. ..................................................................................      21,000        909,300
a Endo Pharmaceuticals Holdings Inc. .............................................................      14,000        455,700
a Genentech Inc. .................................................................................       6,000        496,200
a Genzyme Corp. ..................................................................................      12,000        809,640
a Gilead Sciences Inc. ...........................................................................      12,000        824,400
  Johnson & Johnson ..............................................................................      12,500        811,750
a Nuvelo Inc. ....................................................................................      17,500        319,200
a ResMed Inc. ....................................................................................       9,000        362,250
  Schering-Plough Corp. ..........................................................................      39,000        861,510
a Varian Medical Systems Inc. ....................................................................      13,500        720,765
                                                                                                                 ------------
                                                                                                                    7,365,865
                                                                                                                 ------------


4 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                                             SHARES       VALUE
-----------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  INDUSTRIAL SERVICES 3.2%
  Halliburton Co. ................................................................................      12,000   $    341,400
a Helix Energy Solutions Group Inc. ..............................................................      22,000        734,800
a Jacobs Engineering Group Inc. ..................................................................       3,800        283,974
  Smith International Inc. .......................................................................      13,000        504,400
                                                                                                                 ------------
                                                                                                                    1,864,574
                                                                                                                 ------------
  PROCESS INDUSTRIES 2.6%
  Ecolab Inc. ....................................................................................      18,000        770,760
  Praxair Inc. ...................................................................................      12,000        709,920
                                                                                                                 ------------
                                                                                                                    1,480,680
                                                                                                                 ------------
  PRODUCER MANUFACTURING 2.2%
  General Electric Co. ...........................................................................      18,000        635,400
a Goodman Global Inc. ............................................................................      13,000        173,550
  Oshkosh Truck Corp. ............................................................................       8,500        428,995
                                                                                                                 ------------
                                                                                                                    1,237,945
                                                                                                                 ------------
  REAL ESTATE INVESTMENT TRUSTS 0.8%
  Alexandria Real Estate Equities Inc. ...........................................................       5,000        469,000
                                                                                                                 ------------
  RETAIL TRADE 3.4%
  CVS Corp. ......................................................................................      33,000      1,059,960
  The Home Depot Inc. ............................................................................      10,000        362,700
  Target Corp. ...................................................................................      10,000        552,500
                                                                                                                 ------------
                                                                                                                    1,975,160
                                                                                                                 ------------
  TECHNOLOGY SERVICES 11.4%
  Adobe Systems Inc. .............................................................................      20,000        749,000
a Akamai Technologies Inc. .......................................................................      13,000        649,870
a Amdocs Ltd. ....................................................................................      12,000        475,200
a Cognizant Technology Solutions Corp., A ........................................................      16,500      1,221,990
a Google Inc., A .................................................................................       2,200        884,180
  Microsoft Corp. ................................................................................      12,000        327,960
a Oracle Corp. ...................................................................................      42,000        745,080
  Paychex Inc. ...................................................................................      17,000        626,450
a Salesforce.com Inc. ............................................................................      14,000        502,320
a Yahoo! Inc. ....................................................................................      16,000        404,480
                                                                                                                 ------------
                                                                                                                    6,586,530
                                                                                                                 ------------
  TRANSPORTATION 2.5%
  C.H. Robinson Worldwide Inc. ...................................................................      15,000        668,700
  Expeditors International of Washington Inc. ....................................................      17,000        757,860
                                                                                                                 ------------
                                                                                                                    1,426,560
                                                                                                                 ------------
  UTILITIES 0.4%
  American States Water Co. ......................................................................       6,000        229,500
                                                                                                                 ------------
  TOTAL COMMON STOCKS (COST $50,386,663)                                                                           54,245,317
                                                                                                                 ------------


                                       Quarterly Statements of Investments | 5

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN FLEX CAP GROWTH SECURITIES FUND                                                            SHARES        VALUE
-----------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $3,377,633) 5.9%
  MONEY MARKET FUND 5.9%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ...........................   3,377,633   $  3,377,633
                                                                                                                 ------------
  TOTAL INVESTMENTS (COST $53,764,296) 100.0% ....................................................                 57,622,950
  OTHER ASSETS, LESS LIABILITIES (0.0)% c ........................................................                     (4,209)
                                                                                                                 ------------
  NET ASSETS 100.0% ..............................................................................               $ 57,618,741
                                                                                                                 ============

See Selected Portfolio Abbreviations on page 119.

a     Non-income producing for the twelve months ended September 30, 2006.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

c     Rounds to less than 0.1% of net assets.


6 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                               COUNTRY        SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.6%
  COMMON STOCKS 98.2%
  ADVERTISING/MARKETING SERVICES 1.8%
a Focus Media Holding Ltd., ADR .........................................        China          62,200   $    3,602,624
                                                                                                         --------------
  BROADCASTING 6.3%
  Grupo Televisa SA, ADR ................................................       Mexico         328,900        6,992,414
a XM Satellite Radio Holdings Inc., A ...................................    United States     426,700        5,500,163
                                                                                                         --------------
                                                                                                             12,492,577
                                                                                                         --------------
  CABLE/SATELLITE TELEVISION 0.5%
  Naspers Ltd., N .......................................................     South Africa      60,700          932,527
                                                                                                         --------------
  COMMERCIAL PRINTING/FORMS 1.0%
a Cenveo Inc. ...........................................................    United States      99,900        1,880,118
                                                                                                         --------------
  COMPUTER COMMUNICATIONS 3.6%
a Cisco Systems Inc. ....................................................    United States     211,600        4,866,800
a Juniper Networks Inc. .................................................    United States     131,200        2,267,136
                                                                                                         --------------
                                                                                                              7,133,936
                                                                                                         --------------
  COMPUTER PROCESSING HARDWARE 4.1%
a Apple Computer Inc. ...................................................    United States      80,400        6,193,212
a Rackable Systems Inc. .................................................    United States      68,800        1,883,056
                                                                                                         --------------
                                                                                                              8,076,268
                                                                                                         --------------
  DATA PROCESSING SERVICES 2.3%
a NeuStar Inc., A .......................................................    United States     163,400        4,534,350
                                                                                                         --------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 15.1%
  Alltel Corp. ..........................................................    United States     102,000        5,661,000
  BellSouth Corp. .......................................................    United States      46,300        1,979,325
a Bharti Airtel Ltd. ....................................................       India          776,845        7,954,221
  Cable & Wireless PLC ..................................................   United Kingdom     769,500        1,995,577
a Hutchison Telecommunications International Ltd. .......................      Hong Kong       574,000        1,015,284
  PT Telekomunikasi Indonesia, B ........................................      Indonesia     1,822,600        1,673,109
  Telus Corp. ...........................................................       Canada         167,900        9,397,363
                                                                                                         --------------
                                                                                                             29,675,879
                                                                                                         --------------
  INFORMATION TECHNOLOGY SERVICES 3.0%
a Amdocs Ltd. ...........................................................    United States      48,600        1,924,560
a Level 3 Communications Inc. ...........................................    United States     727,000        3,889,450
                                                                                                         --------------
                                                                                                              5,814,010
                                                                                                         --------------
  INTERNET SOFTWARE/SERVICES 4.4%
a Akamai Technologies Inc. ..............................................    United States      47,000        2,349,530
a Equinix Inc. ..........................................................    United States      27,300        1,640,730
a Google Inc., A ........................................................    United States       6,900        2,773,110
a Yahoo! Inc. ...........................................................    United States      78,100        1,974,368
                                                                                                         --------------
                                                                                                              8,737,738
                                                                                                         --------------


                                         Quarterly Statements of Investments | 7

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------
    FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                             COUNTRY        SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    MEDIA CONGLOMERATES 1.9%
    The Walt Disney Co. .................................................    United States     121,440   $    3,753,710
                                                                                                         --------------
    MOVIES/ENTERTAINMENT 0.7%
  a Outdoor Channel Holdings Inc. .......................................    United States     128,500        1,399,365
                                                                                                         --------------
    PACKAGED SOFTWARE 1.2%
  a Divx Inc. ...........................................................    United States     100,900        2,398,393
                                                                                                         --------------
    RECREATIONAL PRODUCTS 5.1%
  a Activision Inc. .....................................................    United States     135,800        2,050,580
    Nintendo Co. Ltd. ...................................................       Japan           14,400        2,967,664
  a Scientific Games Corp., A ...........................................    United States     156,200        4,967,160
                                                                                                         --------------
                                                                                                              9,985,404
                                                                                                         --------------
    SEMICONDUCTORS 4.1%
  a PMC-Sierra Inc. .....................................................    United States     304,700        1,809,918
  a RF Micro Devices Inc. ...............................................    United States     148,700        1,127,146
  a Silicon Laboratories Inc. ...........................................    United States      60,200        1,867,404
  a Trident Microsystems Inc. ...........................................    United States     138,800        3,228,488
                                                                                                         --------------
                                                                                                              8,032,956
                                                                                                         --------------
    SPECIALTY TELECOMMUNICATIONS 8.6%
  a American Tower Corp., A .............................................    United States     268,502        9,800,323
  a Crown Castle International Corp. ....................................    United States      97,390        3,432,024
  a Global Crossing Ltd. ................................................    United States      96,300        1,974,150
  a Time Warner Telecom Inc., A .........................................    United States      94,500        1,796,445
                                                                                                         --------------
                                                                                                             17,002,942
                                                                                                         --------------
    TELECOMMUNICATIONS EQUIPMENT 9.5%
  a Atheros Communications ..............................................    United States     166,900        3,025,897
  a Comverse Technology Inc. ............................................    United States      74,900        1,605,856
  a Corning Inc. ........................................................    United States      82,300        2,008,943
    Harris Corp. ........................................................    United States      47,700        2,122,173
    Nokia Corp., ADR ....................................................      Finland         300,200        5,910,938
    QUALCOMM Inc. .......................................................    United States      65,700        2,388,195
  a SiRF Technology Holdings Inc. .......................................    United States      72,100        1,729,679
                                                                                                         --------------
                                                                                                             18,791,681
                                                                                                         --------------
    WIRELESS COMMUNICATIONS 25.0%
    America Movil SA de CV, L, ADR ......................................       Mexico         335,300       13,200,761
  a Dobson Communications Corp. .........................................    United States     546,800        3,838,536
a,b Europolitan Vodafone AB .............................................      Sweden          273,500        2,300,208
  a Leap Wireless International Inc. ....................................    United States      41,000        1,988,090
  a Motient Corp. .......................................................    United States      45,600          547,200
  a NII Holdings Inc. ...................................................    United States     168,200       10,455,312
    Rogers Communications Inc., B .......................................       Canada         201,400       11,032,159
  a SBA Communications Corp. ............................................    United States     238,300        5,797,839
                                                                                                         --------------
                                                                                                             49,160,105
                                                                                                         --------------
    TOTAL COMMON STOCKS (COST $139,799,121) .............................                                   193,404,583
                                                                                                         --------------


8 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND                             COUNTRY           SHARES             VALUE
--------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      PREFERRED STOCK (COST $720,900) 0.4%
      TELECOMMUNICATIONS EQUIPMENT 0.4%
a,c,d Dilithium Networks Inc., depository receipt, D, pfd., 144A, PIPES ...    United States       309,399        $      720,900
                                                                                                                  --------------
      TOTAL LONG TERM INVESTMENTS (COST $140,520,021) .....................                                          194,125,483
                                                                                                                  --------------
                                                                                               ----------------
                                                                                               PRINCIPAL AMOUNT
                                                                                               ----------------
      SHORT TERM INVESTMENT (COST $6,657,335) 3.4%
      REPURCHASE AGREEMENT 3.4%
    e Joint Repurchase Agreement, 5.201%, 10/02/06
         (Maturity Value $6,660,221) ......................................    United States   $    6,657,335          6,657,335
           ABN AMRO Bank, N.V., New York Branch (Maturity Value $650,038)
           Banc of America Securities LLC (Maturity Value $650,038)
           Barclays Capital Inc. (Maturity Value $650,038)
           Bear, Stearns & Co. Inc. (Maturity Value $650,038)
           BNP Paribas Securities Corp. (Maturity Value $650,038)
           Deutsche Bank Securities Inc. (Maturity Value $240,766)
           Dresdner Kleinwort Wasserstein Securities LLC
              (Maturity Value $337,073)
           Greenwich Capital Markets Inc. (Maturity Value $625,994)
           Lehman Brothers Inc. (Maturity Value $304,172)
           Merrill Lynch Government Securities Inc. (Maturity Value $625,994)
           Morgan Stanley & Co. Inc. (Maturity Value $625,994)
           UBS Securities LLC (Maturity Value $650,038)
             Collateralized by U.S. Government Agency Securities, 2.70% -
               7.125%, 10/15/06 - 6/15/11; f U.S. Treasury Bills, 12/28/06 -
                 3/29/07; and U.S. Treasury Notes, 3.50% - 6.50%, 2/15/10 -
                 5/31/11
                                                                                                                  --------------
      TOTAL INVESTMENTS (COST $147,177,356) 102.0% ........................                                          200,782,818
      OTHER ASSETS, LESS LIABILITIES (2.0)% ...............................                                           (3,896,107)
                                                                                                                  --------------
      NET ASSETS 100.0% ...................................................                                       $  196,886,711
                                                                                                                  ==============

See Selected Portfolio Abbreviations on page 119.

a     Non-income producing for the twelve months ended September 30, 2006.

b     See Note 4 regarding restricted securities.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Directors. At September 30, 2006, the value of this security was $720,900, representing 0.37% of net assets.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2006, the value of this security was $720,900, representing 0.37% of net assets.

e Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2006, all repurchase agreements had been entered into on September 29, 2006.

f     The security is traded on a discount basis with no stated coupon rate.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 9

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH AND INCOME SECURITIES FUND                                   COUNTRY              SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.0%
  COMMON STOCKS 94.5%
  COMMERCIAL SERVICES 1.5%
  R. R. Donnelley & Sons Co. ............................................   United States          320,300       $ 10,557,088
                                                                                                                 ------------
  COMMUNICATIONS 6.1%
  Alltel Corp. ..........................................................   United States          125,000          6,937,500
  America Movil SA de CV, L, ADR . ......................................       Mexico             264,100         10,397,617
  AT&T Inc. .............................................................   United States          504,572         16,428,864
  BellSouth Corp. .......................................................   United States          176,300          7,536,825
  Windstream Corp. ......................................................   United States          131,722          1,737,413
                                                                                                                 ------------
                                                                                                                   43,038,219
                                                                                                                 ------------
  CONSUMER NON-DURABLES 5.4%
  Anheuser-Busch Cos. Inc. ..............................................   United States          244,600         11,620,946
  The Coca-Cola Co. .....................................................   United States          249,200         11,134,256
  Diageo PLC, ADR .......................................................   United Kingdom          89,800          6,379,392
  Unilever NV, N.Y. shs. ................................................    Netherlands           368,100          9,033,174
                                                                                                                 ------------
                                                                                                                   38,167,768
                                                                                                                 ------------
  CONSUMER SERVICES 3.3%
  Carnival Corp. ........................................................   United States          349,600         16,441,688
  Clear Channel Communications Inc. .....................................   United States          239,300          6,903,805
                                                                                                                 ------------
                                                                                                                   23,345,493
                                                                                                                 ------------
  ELECTRONIC TECHNOLOGY 8.2%
  Embraer-Empresa Brasileira de Aeronautica SA, ADR .....................       Brazil             227,000          8,914,290
  Intel Corp. ...........................................................   United States          784,300         16,133,051
  Microchip Technology Inc. .............................................   United States          376,900         12,219,098
  Nokia Corp., ADR ......................................................      Finland             475,900          9,370,471
  Raytheon Co. ..........................................................   United States          226,800         10,888,668
                                                                                                                 ------------
                                                                                                                   57,525,578
                                                                                                                 ------------
  ENERGY MINERALS 9.2%
  BP PLC, ADR ...........................................................   United Kingdom         118,300          7,758,114
  Chevron Corp. .........................................................   United States          317,716         20,607,060
  ConocoPhillips ........................................................   United States          211,100         12,566,783
  Exxon Mobil Corp. .....................................................   United States          268,844         18,039,432
  Sunoco Inc. ...........................................................   United States           93,200          5,796,108
                                                                                                                 ------------
                                                                                                                   64,767,497
                                                                                                                 ------------
  FINANCE 29.0%
  AFLAC Inc. ............................................................   United States          160,100          7,326,176
  American International Group Inc. .....................................   United States           86,300          5,718,238
  Bank of America Corp. .................................................   United States          418,912         22,441,116
  CapitalSource Inc. ....................................................   United States          415,800         10,735,956
  Citigroup Inc. ........................................................   United States          409,800         20,354,766
  Countrywide Financial Corp. ...........................................   United States          112,300          3,934,992


10 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH AND INCOME SECURITIES FUND                                   COUNTRY              SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  FINANCE (CONTINUED)
  Fannie Mae ............................................................   United States          221,400       $ 12,378,474
  Freddie Mac ...........................................................   United States          166,100         11,017,413
  JPMorgan Chase & Co. ..................................................   United States          398,170         18,698,063
  Marsh & McLennan Cos. Inc. ............................................   United States          347,700          9,787,755
  Morgan Stanley ........................................................   United States          206,000         15,019,460
  North Fork Bancorp Inc. ...............................................   United States          346,600          9,926,624
  Old Republic International Corp. ......................................   United States          326,625          7,234,744
  The St. Paul Travelers Cos. Inc. ......................................   United States          230,300         10,798,767
  U.S. Bancorp ..........................................................   United States          393,000         13,055,460
  Wachovia Corp. ........................................................   United States          271,600         15,155,280
  Washington Mutual Inc. ................................................   United States          253,000         10,997,910
                                                                                                                 ------------
                                                                                                                  204,581,194
                                                                                                                 ------------
  HEALTH SERVICES 1.3%
  Caremark Rx Inc. ......................................................   United States          158,200          8,965,194
                                                                                                                 ------------
  HEALTH TECHNOLOGY 5.6%
  Bristol-Myers Squibb Co. ..............................................   United States          277,000          6,902,840
  Eli Lilly and Co. .....................................................   United States           94,300          5,375,100
  GlaxoSmithKline PLC, ADR ..............................................   United Kingdom         189,100         10,065,793
  Pfizer Inc. ...........................................................   United States          504,900         14,318,964
  Wyeth .................................................................   United States           61,700          3,136,828
                                                                                                                 ------------
                                                                                                                   39,799,525
                                                                                                                 ------------
  INDUSTRIAL SERVICES 1.3%
  Waste Management Inc. .................................................   United States          241,600          8,861,888
                                                                                                                 ------------
  NON-ENERGY MINERALS 1.4%
  Alcoa Inc. ............................................................   United States          362,000         10,150,480
                                                                                                                 ------------
  PROCESS INDUSTRIES 1.6%
  The Dow Chemical Co. ..................................................   United States          286,600         11,171,668
                                                                                                                 ------------
  PRODUCER MANUFACTURING 8.7%
  3M Co. ................................................................   United States          164,100         12,212,322
  Autoliv Inc. ..........................................................       Sweden             118,100          6,508,491
  General Electric Co. ..................................................   United States          582,400         20,558,720
  Honeywell International Inc. ..........................................   United States          261,300         10,687,170
  Pitney Bowes Inc. .....................................................   United States          252,800         11,216,736
                                                                                                                 ------------
                                                                                                                   61,183,439
                                                                                                                 ------------
  REAL ESTATE INVESTMENT TRUST 0.9%
  iStar Financial Inc. ..................................................   United States          154,100          6,425,970
                                                                                                                 ------------
  RETAIL TRADE 2.1%
  The Gap Inc. ..........................................................   United States          403,800          7,652,010
  Wal-Mart Stores Inc. ..................................................   United States          147,300          7,264,836
                                                                                                                 ------------
                                                                                                                   14,916,846
                                                                                                                 ------------


                                        Quarterly Statements of Investments | 11

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH AND INCOME SECURITIES FUND                                   COUNTRY              SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  TECHNOLOGY SERVICES 2.4%
  Automatic Data Processing Inc. ........................................   United States          118,700       $  5,619,258
  Microsoft Corp. .......................................................   United States          409,400         11,188,902
                                                                                                                 ------------
                                                                                                                   16,808,160
                                                                                                                 ------------
  TRANSPORTATION 2.2%
  J.B. Hunt Transport Services Inc. .....................................   United States          432,600          8,985,102
  United Parcel Service Inc., B .........................................   United States           90,400          6,503,376
                                                                                                                 ------------
                                                                                                                   15,488,478
                                                                                                                 ------------
  UTILITIES 4.3%
  Dominion Resources Inc. ...............................................   United States          130,100          9,951,349
  Entergy Corp. .........................................................   United States          130,800         10,232,484
  FirstEnergy Corp. .....................................................   United States          182,300         10,183,278
                                                                                                                 ------------
                                                                                                                   30,367,111
                                                                                                                 ------------
  TOTAL COMMON STOCKS (COST $533,298,658) ...............................                                         666,121,596
                                                                                                                 ------------
  CONVERTIBLE PREFERRED STOCKS 3.5%
  ENERGY MINERALS 1.5%
  Chesapeake Energy Corp., 5.00%, cvt. pfd. .............................   United States           79,400         10,282,300
                                                                                                                 ------------
  FINANCE 1.2%
  E*TRADE Financial Corp., 6.125%, cvt. pfd. ............................   United States          280,000          8,713,600
                                                                                                                 ------------
  HEALTH TECHNOLOGY 0.8%
  Schering-Plough Corp., 6.00%, cvt. pfd. ...............................   United States          107,600          5,981,484
                                                                                                                 ------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $23,877,177) .................                                          24,977,384
                                                                                                                 ------------
  TOTAL LONG TERM INVESTMENTS (COST $557,175,835) .......................                                         691,098,980
                                                                                                                 ------------


12 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GROWTH AND INCOME SECURITIES FUND                                    COUNTRY       PRINCIPAL AMOUNT        VALUE
------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $13,422,348) 1.9%
  REPURCHASE AGREEMENT 1.9%
a Joint Repurchase Agreement, 5.201%, 10/02/06
     (Maturity Value $13,428,165) .......................................    United States      $13,422,348       $ 13,422,348
       ABN AMRO Bank, N.V., New York Branch (Maturity Value $1,310,589)
       Banc of America Securities LLC (Maturity Value $1,310,589)
       Barclays Capital Inc. (Maturity Value $1,310,589)
       Bear, Stearns & Co. Inc. (Maturity Value $1,310,589)
       BNP Paribas Securities Corp. (Maturity Value $1,310,589)
       Deutsche Bank Securities Inc. (Maturity Value $485,429)
       Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value
       $679,599) Greenwich Capital Markets Inc. (Maturity Value $1,262,113)
       Lehman Brothers Inc. (Maturity Value $613,264)
       Merrill Lynch Government Securities Inc. (Maturity Value $1,262,113)
       Morgan Stanley & Co. Inc. (Maturity Value $1,262,113)
       UBS Securities LLC (Maturity Value $1,310,589)
       Collateralized by U.S. Government Agency Securities, 2.70% - 7.125%,
         10/15/06 - 6/15/11; b U.S. Treasury Bills, 12/28/06 - 3/29/07; and
           U.S. Treasury Notes, 3.50% - 6.50%, 2/15/10 - 5/31/11
                                                                                                                  ------------
  TOTAL INVESTMENTS (COST $570,598,183) 99.9% ...........................                                          704,521,328
  OTHER ASSETS, LESS LIABILITIES 0.1% ...................................                                              524,469
                                                                                                                  ------------
  NET ASSETS 100.0% .....................................................                                         $705,045,797
                                                                                                                  ============

See Selected Portfolio Abbreviations on page 119.

a Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2006, all repurchase agreements had been entered into on September 29, 2006.

b     The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 13

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH INCOME FUND                                                    COUNTRY      PRINCIPAL AMOUNT b      VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 98.1%
  CORPORATE BONDS 95.6%
  COMMERCIAL SERVICES 6.7%
  Corrections Corp. of America, senior note, 7.50%, 5/01/11 .............    United States     $ 2,000,000       $  2,055,000
  Dex Media Inc., B, 8.00%, 11/15/13 ....................................    United States         500,000            498,750
  Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 .................    United States       1,500,000          1,627,500
  Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ..................    United States       2,000,000          2,085,000
  JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07,
     10.67% thereafter, 5/15/13 .........................................    United States       3,000,000          2,610,000
  Lamar Media Corp., senior sub. note,
       7.25%, 1/01/13 ...................................................    United States       2,000,000          2,022,500
       6.625%, 8/15/15 ..................................................    United States         300,000            289,125
  R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 ....................    United States       2,000,000          2,015,000
  United Rentals North America Inc., senior sub. note, 7.75%,
     11/15/13 ...........................................................    United States       2,300,000          2,277,000
                                                                                                                 ------------
                                                                                                                   15,479,875
                                                                                                                 ------------
  COMMUNICATIONS 9.7%
  Centennial Communications Corp., senior note, 10.00%, 1/01/13 .........    United States       2,500,000          2,543,750
  Dobson Cellular Systems Inc., senior secured note, 9.875%, 11/01/12 ...    United States       2,500,000          2,693,750
  Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
     10.375% thereafter, 11/15/12 .......................................   United Kingdom       2,000,000          1,780,000
  Intelsat Bermuda Ltd., senior note, 8.25%, 1/15/13 ....................       Bermuda          3,000,000          3,052,500
  Millicom International Cellular SA, senior note, 10.00%, 12/01/13 .....     Luxembourg         2,200,000          2,373,250
  Qwest Communications International Inc., senior note,
       7.50%, 2/15/14 ...................................................    United States       1,500,000          1,511,250
       B, 7.50%, 2/15/14 ................................................    United States       2,000,000          2,015,000
  Rogers Wireless Inc., senior secured note, 7.25%, 12/15/12 ............       Canada           2,200,000          2,312,750
a Wind Acquisition Finance SA, senior note, 144A, 10.75%, 12/01/15 ......        Italy           1,800,000          1,995,750
a Windstream Corp., senior note, 144A, 8.625%, 8/01/16 ..................    United States       2,000,000          2,150,000
                                                                                                                 ------------
                                                                                                                   22,428,000
                                                                                                                 ------------
  CONSUMER DURABLES 7.2%
  Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 ...................    United States       2,300,000          2,248,250
  Ford Motor Credit Co.,
       5.625%, 10/01/08 .................................................    United States       3,000,000          2,879,307
       senior note, 9.875%, 8/10/11 .....................................    United States       1,000,000          1,035,800
  General Motors Acceptance Corp., 6.875%, 8/28/12 ......................    United States       5,000,000          4,954,925
  General Motors Corp., senior deb., 8.25%, 7/15/23 .....................    United States         500,000            435,625
  Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ..................    United States       1,200,000          1,212,000
  KB Home, senior note,
       6.25%, 6/15/15 ...................................................    United States       1,700,000          1,571,937
       7.25%, 6/15/18 ...................................................    United States       1,200,000          1,156,379
  William Lyon Homes Inc., senior note, 7.625%, 12/15/12 ................    United States       1,600,000          1,300,000
                                                                                                                 ------------
                                                                                                                   16,794,223
                                                                                                                 ------------
  CONSUMER NON-DURABLES 3.3%
  Dole Foods Co., senior note, 7.25%, 6/15/10 ...........................    United States         600,000            559,500
a Reynolds American Inc., senior secured note, 144A, 7.625%, 6/01/16 ....    United States       3,000,000          3,126,927


14 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN HIGH INCOME FUND                                                   COUNTRY     PRINCIPAL AMOUNT b      VALUE
-----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    CONSUMER NON-DURABLES (CONTINUED)
    Smithfield Foods Inc., senior note,
         7.00%, 8/01/11 .................................................    United States     $   800,000       $    810,000
         7.75%, 5/15/13 .................................................    United States       1,200,000          1,242,000
    Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 .............    United States       2,500,000          2,012,500
                                                                                                                 ------------
                                                                                                                    7,750,927
                                                                                                                 ------------
    CONSUMER SERVICES 16.3%
    AMC Entertainment Inc., senior sub. note, 9.875%, 2/01/12 ...........    United States       2,000,000          2,065,000
    Boyd Gaming Corp., senior sub. note,
         7.75%, 12/15/12 ................................................    United States         300,000            309,375
         6.75%, 4/15/14 .................................................    United States       1,700,000          1,670,250
    Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ...........    United States       2,800,000          2,849,000
c,f Callahan Nordrhein-Westfallen, senior note, 14.00%, 7/15/10 .........       Germany          2,750,000                275
    CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ................        Canada          2,400,000          2,382,000
    CCH II LLC, senior note, 10.25%, 9/15/10 ............................    United States       3,500,000          3,587,500
    DIRECTV Holdings LLC, senior note,
         8.375%, 3/15/13 ................................................    United States       1,000,000          1,041,250
         6.375%, 6/15/15 ................................................    United States       1,000,000            945,000
    EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ...................    United States       2,000,000          1,952,500
  a Greektown Holdings, senior note, 144A, 10.75%, 12/01/13 .............    United States       2,000,000          2,120,000
    Liberty Media Corp., senior note, 5.70%, 5/15/13 ....................    United States       2,000,000          1,897,242
    LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ..............    United States       2,415,000          2,264,062
    MGM MIRAGE Inc., senior note,
         6.625%, 7/15/15 ................................................    United States       2,500,000          2,412,500
         6.875%, 4/01/16 ................................................    United States       1,000,000            970,000
    Pinnacle Entertainment Inc., senior sub. note,
         8.25%, 3/15/12 .................................................    United States         100,000            101,750
         8.75%, 10/01/13 ................................................    United States       2,000,000          2,132,500
    Quebecor Media Inc., senior note, 7.75%, 3/15/16 ....................        Canada          1,600,000          1,610,000
    Radio One Inc., senior sub. note, 6.375%, 2/15/13 ...................    United States       2,300,000          2,104,500
    Royal Caribbean Cruises Ltd.,
         senior deb., 7.25%, 3/15/18 ....................................    United States       1,800,000          1,794,706
         senior note, 6.875%, 12/01/13 ..................................    United States       1,200,000          1,201,972
    Station Casinos Inc.,
         senior note, 6.00%, 4/01/12 ....................................    United States         300,000            291,000
         senior sub. note, 6.50%, 2/01/14 ...............................    United States         300,000            282,375
         senior sub. note, 6.875%, 3/01/16 ..............................    United States       1,900,000          1,790,750
                                                                                                                 ------------
                                                                                                                   37,775,507
                                                                                                                 ------------
    ELECTRONIC TECHNOLOGY 4.1%
    DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 ............    United States       2,100,000          2,142,000
    L-3 Communications Corp., senior sub. note,
         5.875%, 1/15/15 ................................................    United States       2,500,000          2,387,500
         6.375%, 10/15/15 ...............................................    United States         500,000            488,750


                                        Quarterly Statements of Investments | 15

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH INCOME FUND                                                    COUNTRY      PRINCIPAL AMOUNT b      VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  ELECTRONIC TECHNOLOGY (CONTINUED)
  Sanmina-SCI Corp., senior sub. note,
       6.75%, 3/01/13 ...................................................    United States     $ 2,000,000       $  1,895,000
       8.125%, 3/01/16 ..................................................    United States         300,000            295,500
  Solectron Global Finance Ltd., senior sub. note, 8.00%, 3/15/16 .......   Cayman Islands       2,300,000          2,288,500
                                                                                                                 ------------
                                                                                                                    9,497,250
                                                                                                                 ------------
  ENERGY MINERALS 6.1%
  Chesapeake Energy Corp., senior note,
       7.625%, 7/15/13 ..................................................    United States         500,000            513,125
       6.25%, 1/15/18 ...................................................    United States       3,000,000          2,797,500
a Mariner Energy Inc., senior note, 144A, 7.50%, 4/15/13 ................    United States       2,200,000          2,112,000
  Massey Energy Co., senior note, 6.875%, 12/15/13 ......................    United States       1,500,000          1,365,000
  Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 .................    United States       2,500,000          2,475,000
  Plains Exploration & Production Co., senior note, 7.125%, 6/15/14 .....    United States       2,500,000          2,625,000
  Pogo Producing Co., senior sub. note,
       6.875%, 10/01/17 .................................................    United States       2,200,000          2,109,250
     a 144A, 7.875%, 5/01/13 ............................................    United States         200,000            204,750
                                                                                                                 ------------
                                                                                                                   14,201,625
                                                                                                                 ------------
  HEALTH SERVICES 5.5%
  DaVita Inc., senior sub. note, 7.25%, 3/15/15 .........................    United States       2,700,000          2,666,250
  Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ..............       Germany          2,500,000          2,543,750
  HCA Inc.,
       6.50%, 2/15/16 ...................................................    United States         500,000            402,500
       senior note, 8.75%, 9/01/10 ......................................    United States       2,000,000          2,025,000
  Tenet Healthcare Corp., senior note, 7.375%, 2/01/13 ..................    United States       3,000,000          2,718,750
  Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
     10/01/14 ...........................................................    United States       2,500,000          2,437,500
                                                                                                                 ------------
                                                                                                                   12,793,750
                                                                                                                 ------------
  INDUSTRIAL SERVICES 4.4%
  Allied Waste North America Inc., senior secured note,
       6.50%, 11/15/10 ..................................................    United States       1,100,000          1,089,000
       B, 5.75%, 2/15/11 ................................................    United States         900,000            867,375
  El Paso Corp., senior note, 7.875%, 6/15/12 ...........................    United States       2,000,000          2,085,000
  El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 ..............    United States       2,500,000          2,587,500
  Hanover Compressor Co., senior note, 7.50%, 4/15/13 ...................    United States       1,100,000          1,105,500
  Markwest Energy Partners, senior note, 6.875%, 11/01/14 ...............    United States       2,500,000          2,362,500
                                                                                                                 ------------
                                                                                                                   10,096,875
                                                                                                                 ------------
  NON-ENERGY MINERALS 1.2%
a Novelis Inc., senior note, 144A, 7.25%, 2/15/15 .......................       Canada           3,000,000          2,865,000
                                                                                                                 ------------


16 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
        FRANKLIN HIGH INCOME FUND                                              COUNTRY      PRINCIPAL AMOUNT b      VALUE
-----------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS (CONTINUED)
        PROCESS INDUSTRIES 12.7%
        Abitibi-Consolidated Co. of Canada, senior note, 8.375%,
           4/01/15 ......................................................       Canada         $ 2,500,000       $  2,287,500
      a Basell AF SCA, senior note, 144A, 8.375%, 8/15/15 ...............       Germany          2,800,000          2,793,000
        BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 ...    United States       3,030,000          3,302,700
        Buckeye Technologies Inc., senior sub. note, 8.00%, 10/15/10 ....    United States       1,700,000          1,640,500
        Crown Americas Inc., senior note, 7.75%, 11/15/15 ...............    United States       2,500,000          2,543,750
        Graphic Packaging International Corp., senior note, 8.50%,
           8/15/11 ......................................................    United States       2,300,000          2,363,250
        JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ...............       Ireland          2,500,000          2,375,000
        Lyondell Chemical Co., senior note, 8.00%, 9/15/14 ..............    United States       1,600,000          1,628,000
        Nalco Co., senior sub. note, 8.875%, 11/15/13 ...................    United States       3,000,000          3,142,500
        Owens-Illinois Inc., senior note, 7.80%, 5/15/18 ................    United States       2,500,000          2,387,500
        Rhodia SA, senior note, 10.25%, 6/01/10 .........................       France           1,700,000          1,912,500
d,e,f,i Tjiwi Kimia Finance Mauritius, secured note, 144A,
           g FRN, 6.00%, 4/29/15 ........................................      Indonesia           296,174             88,260
           g FRN, 6.00%, 4/29/18 ........................................      Indonesia           762,312            227,169
             zero cpn., 4/29/25 .........................................      Indonesia           981,799            292,576
      a Verso Paper Holdings LLC, senior secured note, 144A, 9.125%,
           8/01/14 ......................................................    United States       2,300,000          2,325,875
                                                                                                                 ------------
                                                                                                                   29,310,080
                                                                                                                 ------------
        PRODUCER MANUFACTURING 3.8%
        Case New Holland Inc., senior note, 9.25%, 8/01/11 ..............    United States       2,700,000          2,875,500
        Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 ......    United States       2,300,000          2,213,750
    a,c Goss Graphic Systems Inc., senior sub. note, 12.25%,
           11/19/05 .....................................................    United States       1,912,374                 --
      a Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ................   United Kingdom       1,645,000          1,784,825
        Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 .....    United States         400,000            382,000
        TRW Automotive Inc., senior note, 9.375%, 2/15/13 ...............    United States       1,500,000          1,605,000
                                                                                                                 ------------
                                                                                                                    8,861,075
                                                                                                                 ------------
        REAL ESTATE DEVELOPMENT 1.1%
        Forest City Enterprises Inc., senior note,
             7.625%, 6/01/15 ............................................    United States       2,300,000          2,357,500
             6.50%, 2/01/17 .............................................    United States         300,000            283,500
                                                                                                                 ------------
                                                                                                                    2,641,000
                                                                                                                 ------------
        REAL ESTATE INVESTMENT TRUSTS 1.1%
        Host Marriott LP, senior note,
             M, 7.00%, 8/15/12 ..........................................    United States       2,000,000          2,032,500
             O, 6.375%, 3/15/15 .........................................    United States         500,000            487,500
                                                                                                                 ------------
                                                                                                                    2,520,000
                                                                                                                 ------------
        RETAIL TRADE 2.1%
        GSC Holdings Corp., senior note, 8.00%, 10/01/12 ................    United States       2,500,000          2,587,500
      a Rite Aid Corp., senior note, 144A, 6.125%, 12/15/08 .............    United States       2,300,000          2,262,625
                                                                                                                 ------------
                                                                                                                    4,850,125
                                                                                                                 ------------


                                        Quarterly Statements of Investments | 17

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
        FRANKLIN HIGH INCOME FUND                                              COUNTRY      PRINCIPAL AMOUNT b      VALUE
-----------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        CORPORATE BONDS (CONTINUED)
        TECHNOLOGY SERVICES 1.3%
        SunGard Data Systems Inc.,
             senior note, 9.125%, 8/15/13 ...............................    United States     $   900,000       $    936,000
             senior sub note, 10.25%, 8/15/15 ...........................    United States       2,100,000          2,173,500
                                                                                                                 ------------
                                                                                                                    3,109,500
                                                                                                                 ------------
        TRANSPORTATION 1.8%
        Great Lakes Dredge & Dock Co., senior sub. note, 7.75%,
           12/15/13 .....................................................    United States       2,200,000          2,057,000
      a TransDigm Inc., senior sub. note, 144A, 7.75%,
           7/15/14 ......................................................    United States       2,000,000          2,025,000
                                                                                                                 ------------
                                                                                                                    4,082,000
                                                                                                                 ------------
        UTILITIES 7.2%
      a Allegheny Energy Supply, 144A, 8.25%, 4/15/12 ...................    United States       2,300,000          2,518,500
        Aquila Inc., senior note, 14.875%, 7/01/12 ......................    United States       2,000,000          2,635,000
        Dynegy Holdings Inc., senior note, 8.375%,
           5/01/16 ......................................................    United States       2,300,000          2,351,750
        Midwest Generation LLC, senior secured note, 8.75%,
           5/01/34 ......................................................    United States       2,200,000          2,359,500
        Mirant North America LLC, senior note, 7.375%,
           12/31/13 .....................................................    United States       1,900,000          1,911,875
        NRG Energy Inc., senior note, 7.375%, 2/01/16 ...................    United States       2,100,000          2,092,125
        TXU Corp., senior note, 5.55%, 11/15/14 .........................    United States       3,000,000          2,849,334
                                                                                                                 ------------
                                                                                                                   16,718,084
                                                                                                                 ------------
        TOTAL CORPORATE BONDS (COST $224,264,205) .......................                                         221,774,896
                                                                                                                 ------------

                                                                                              --------------
                                                                                                  SHARES
                                                                                              --------------
        COMMON STOCK (COST $89,208) 0.0%
        PRODUCER MANUFACTURING 0.0%
  d,f,i Goss Holdings Inc., B ...........................................    United States          44,604                 --
                                                                                                                 ------------
        PREFERRED STOCK (COST $ 4,500,000) 0.0% h
        PROCESS INDUSTRIES 0.0% h
c,d,e,f Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual .............      Indonesia         4,500,000             49,500
                                                                                                                 ------------
        TOTAL LONG TERM INVESTMENTS (COST $228,853,413) .................                                         221,824,396
                                                                                                                 ------------


18 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH INCOME FUND                                                    COUNTRY      PRINCIPAL AMOUNT b      VALUE
-----------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $5,772,439) 2.5%
  REPURCHASE AGREEMENT 2.5%
j Joint Repurchase Agreement, 5.201%, 10/02/06
     (Maturity Value $5,774,941) ........................................    United States     $ 5,772,439       $  5,772,439
       ABN AMRO Bank, N.V., New York Branch (Maturity Value $563,634)
       Banc of America Securities LLC (Maturity Value $563,634)
       Barclays Capital Inc. (Maturity Value $563,634)
       Bear, Stearns & Co. Inc. (Maturity Value $563,634)
       BNP Paribas Securities Corp. (Maturity Value $563,634)
       Deutsche Bank Securities Inc. (Maturity Value $208,764)
       Dresdner Kleinwort Wasserstein Securities LLC
          (Maturity Value $292,270)
       Greenwich Capital Markets Inc. (Maturity Value $542,787)
       Lehman Brothers Inc. (Maturity Value $263,742)
       Merrill Lynch Government Securities Inc. (Maturity Value $542,787)
       Morgan Stanley & Co. Inc. (Maturity Value $542,787)
       UBS Securities LLC (Maturity Value $563,634)
         Collateralized by U.S. Government Agency Securities, 2.70% -
           7.125%, 10/15/06 - 6/15/11; k U.S. Treasury Bills, 12/28/06 -
             3/29/07; and U.S. Treasury Notes, 3.50% - 6.50%, 2/15/10 -
             5/31/11
                                                                                                                 ------------
  TOTAL INVESTMENTS (COST $234,625,852) 98.1% ...........................                                         227,596,835
  OTHER ASSETS, LESS LIABILITIES 1.9% ...................................                                           4,491,340
                                                                                                                 ------------
  NET ASSETS 100.0% .....................................................                                        $232,088,175
                                                                                                                 ============

See Selected Portfolio Abbreviations on page 119.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2006, the aggregate value of these securities was $28,284,252, representing 12.2% of net assets.

b     The principal amount is stated in U.S. dollars unless otherwise indicated.

c     Defaulted security.

d     See Note 4 regarding restricted securities.

e     See Note 7 regarding other considerations.

f Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2006, the aggregate value of these securities was $657,780, representing 0.28% of net assets.

g     The coupon rate shown represents the rate at period end.

h     Rounds to less than 0.1% of net assets.

i     Non-income producing for the twelve months ended September 30, 2006.

j Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2006, all repurchase agreements had been entered into on September 29, 2006.

k     Security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 19

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME SECURITIES FUND                                              COUNTRY             SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 94.7%
  COMMON STOCKS 35.7%
  COMMUNICATIONS 2.9%
  AT&T Inc. .............................................................    United States       1,499,984       $   48,839,479
  BellSouth Corp. .......................................................    United States       1,500,000           64,125,000
  Verizon Communications Inc. ...........................................    United States         700,000           25,991,000
                                                                                                                 --------------
                                                                                                                    138,955,479
                                                                                                                 --------------
  ELECTRIC UTILITIES 14.0%
  Alliant Energy Corp. ..................................................    United States         350,000           12,505,500
  Ameren Corp. ..........................................................    United States       1,000,000           52,790,000
  American Electric Power Co. Inc. ......................................    United States         600,000           21,822,000
  CenterPoint Energy Inc. ...............................................    United States         300,000            4,296,000
  Consolidated Edison Inc. ..............................................    United States         426,400           19,699,680
  Constellation Energy Group ............................................    United States          85,000            5,032,000
  Dominion Resources Inc. ...............................................    United States         500,000           38,245,000
  DTE Energy Co. ........................................................    United States         260,500           10,813,355
  Duke Energy Corp. .....................................................    United States       2,060,000           62,212,000
  Energy East Corp. .....................................................    United States         300,000            7,116,000
  Entergy Corp. .........................................................    United States         617,100           48,275,733
  FirstEnergy Corp. .....................................................    United States       1,200,000           67,032,000
  FPL Group Inc. ........................................................    United States         600,000           27,000,000
  Hawaiian Electric Industries Inc. .....................................    United States         120,000            3,247,200
  Pepco Holdings Inc. ...................................................    United States         200,000            4,834,000
  PG&E Corp. ............................................................    United States         600,000           24,990,000
  Pinnacle West Capital Corp. ...........................................    United States         300,000           13,515,000
  Progress Energy Inc. ..................................................    United States         550,000           24,959,000
  Public Service Enterprise Group Inc. ..................................    United States       1,750,000          107,082,500
  Puget Energy Inc. .....................................................    United States       1,566,300           35,601,999
  The Southern Co. ......................................................    United States       1,750,000           60,305,000
  TECO Energy Inc. ......................................................    United States         250,000            3,912,500
  Xcel Energy Inc. ......................................................    United States         100,000            2,065,000
                                                                                                                 --------------
                                                                                                                    657,351,467
                                                                                                                 --------------
  ENERGY MINERALS 2.9%
  BP PLC, ADR ...........................................................   United Kingdom         300,000           19,674,000
  Canadian Oil Sands Trust ..............................................       Canada           1,750,000           46,708,436
  Chevron Corp. .........................................................    United States         800,000           51,888,000
  Royal Dutch Shell PLC, A, ADR .........................................   United Kingdom         313,800           20,742,180
                                                                                                                 --------------
                                                                                                                    139,012,616
                                                                                                                 --------------
  FINANCE 5.1%
  Bank of America Corp. .................................................    United States       1,500,000           80,355,000
  CapitalSource Inc. ....................................................    United States         650,000           16,783,000
  Citigroup Inc. ........................................................    United States         300,000           14,901,000
  Fifth Third Bancorp ...................................................    United States         500,000           19,040,000
  JPMorgan Chase & Co. ..................................................    United States         900,000           42,264,000
  North Fork Bancorp Inc. ...............................................    United States         600,000           17,184,000


20 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
        FRANKLIN INCOME SECURITIES FUND                                         COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS (CONTINUED)
        FINANCE (CONTINUED)
        SLM Corp. .......................................................    United States         850,000       $   44,183,000
        Wachovia Corp. ..................................................    United States         100,000            5,580,000
                                                                                                                 --------------
                                                                                                                    240,290,000
                                                                                                                 --------------
        GAS DISTRIBUTORS 1.6%
        AGL Resources Inc. ..............................................    United States         125,000            4,562,500
        Atmos Energy Corp. ..............................................    United States         610,000           17,415,500
        NiSource Inc. ...................................................    United States         700,000           15,218,000
        ONEOK Inc. ......................................................    United States         650,000           24,563,500
        Sempra Energy ...................................................    United States         250,000           12,562,500
                                                                                                                 --------------
                                                                                                                     74,322,000
                                                                                                                 --------------
        HEALTH TECHNOLOGY 6.4%
        Bristol-Myers Squibb Co. ........................................    United States       1,000,000           24,920,000
        Eli Lilly and Co. ...............................................    United States         242,600           13,828,200
        Johnson & Johnson ...............................................    United States         400,000           25,976,000
        Merck & Co. Inc. ................................................    United States       2,900,000          121,510,000
        Pfizer Inc. .....................................................    United States       4,000,000          113,440,000
                                                                                                                 --------------
                                                                                                                    299,674,200
                                                                                                                 --------------
        INDUSTRIAL SERVICES 0.3%
        GlobalSantaFe Corp. .............................................   Cayman Islands         250,000           12,497,500
                                                                                                                 --------------
        NON-ENERGY MINERALS 0.3%
        Alcoa Inc. ......................................................    United States         168,000            4,710,720
        AngloGold Ashanti Ltd., ADR .....................................    South Africa          100,000            3,774,000
        Barrick Gold Corp. ..............................................       Canada             200,000            6,144,000
                                                                                                                 --------------
                                                                                                                     14,628,720
                                                                                                                 --------------
        PROCESS INDUSTRIES 0.6%
        Lyondell Chemical Co. ...........................................    United States       1,100,000           27,907,000
                                                                                                                 --------------
        PRODUCER MANUFACTURING 1.6%
        3M Co. ..........................................................    United States         600,000           44,652,000
        General Electric Co. ............................................    United States         500,000           17,650,000
        Tyco International Ltd. .........................................    United States         440,000           12,315,600
                                                                                                                 --------------
                                                                                                                     74,617,600
                                                                                                                 --------------
        TOTAL COMMON STOCKS (COST $1,370,636,081) .......................                                         1,679,256,582
                                                                                                                 --------------
        PREFERRED STOCK (COST $7,620,963) 0.0% a
        PROCESS INDUSTRIES 0.0% a
b,c,d,e Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual .............      Indonesia        10,073,000              110,803
                                                                                                                 --------------
        CONVERTIBLE PREFERRED STOCKS 7.6%
        ELECTRIC UTILITIES 0.8%
      f Morgan Stanley into PPL Corp., 7.85%, cvt. pfd., 144A ...........    United States         800,000           25,667,999
        PNM Resources Inc., 6.75%, cvt. pfd. ............................    United States         217,900           10,949,475
                                                                                                                 --------------
                                                                                                                     36,617,474
                                                                                                                 --------------


                                        Quarterly Statements of Investments | 21

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME SECURITIES FUND                                             COUNTRY            SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CONVERTIBLE PREFERRED STOCKS (CONTINUED)
    ELECTRONIC TECHNOLOGY 0.8%
  f Deutsche Bank AG into Apple Computer Inc., 9.50%, cvt. pfd.,
       144A .............................................................    United States          83,000       $    5,714,940
  g Lehman Brothers Holdings Inc. into Cisco Systems Inc., 8.50%,
       cvt. pfd. ........................................................    United States       1,100,000           21,679,075
  f Morgan Stanley into Intel Corp., 7.40%, cvt. pfd., 144A .............    United States         500,000           10,417,500
                                                                                                                 --------------
                                                                                                                     37,811,515
                                                                                                                 --------------
    ENERGY MINERALS 1.6%
    Chesapeake Energy Corp., 6.25%, cvt. pfd. ...........................    United States         168,000           42,145,488
  f Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A .....................    United States         100,000           10,328,600
  f Deutsche Bank AG into ConocoPhillips, 8.50%, cvt. pfd., 144A ........    United States         300,000           18,015,000
  f Morgan Stanley into Devon Energy Corp., 8.00%, cvt. pfd.,
       144A .............................................................    United States         105,000            6,303,675
                                                                                                                 --------------
                                                                                                                     76,792,763
                                                                                                                 --------------
    FINANCE 1.2%
    E*TRADE Financial Corp., 6.125%, cvt. pfd. ..........................    United States         400,000           12,448,000
    MetLife Inc., 6.375%, cvt. pfd. .....................................    United States         300,000            9,000,000
  f Morgan Stanley into Freddie Mac, 7.00%, cvt. pfd., 144A .............    United States         500,000           33,312,500
                                                                                                                 --------------
                                                                                                                     54,760,500
                                                                                                                 --------------
    HEALTH TECHNOLOGY 0.9%
    Lehman Brothers Holdings Inc. into Boston Scientific, 7.50%,
       cvt. pfd. ........................................................    United States         650,000           10,392,493
    Schering-Plough Corp., 6.00%, cvt. pfd. .............................    United States         535,000           29,740,650
                                                                                                                 --------------
                                                                                                                     40,133,143
                                                                                                                 --------------
    INDUSTRIAL SERVICES 0.8%
    El Paso Corp., 4.99%, cvt. pfd. .....................................    United States          20,000           24,321,689
  f Morgan Stanley into Williams Cos. Inc., 8.50%, cvt. pfd.,
       144A .............................................................    United States         600,000           14,439,000
                                                                                                                 --------------
                                                                                                                     38,760,689
                                                                                                                 --------------
    NON-ENERGY MINERALS 0.3%
  g Lehman Brothers Holdings Inc. into Alcoa Inc., 7.00%, cvt.
       pfd. .............................................................    United States         500,000           14,535,100
                                                                                                                 --------------
    PROCESS INDUSTRIES 0.0% a
    Huntsman Corp., 5.00%, cvt. pfd. ....................................    United States          50,000            2,025,000
                                                                                                                 --------------
    REAL ESTATE INVESTMENT TRUSTS 0.4%
    Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A ......................    United States         200,000            4,982,000
    Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A ..................    United States          77,014            1,945,374
    Lexington Corporate Properties Trust, 6.50%, cvt. pfd. ..............    United States         200,000            9,380,000
                                                                                                                 --------------
                                                                                                                     16,307,374
                                                                                                                 --------------
    RETAIL TRADE 0.8%
  g Retail Ventures into DSW Inc., 6.625%, cvt. pfd. ....................    United States         250,000           14,326,800
f,g Wachovia Bank into The Home Depot Inc., 7.25%, cvt. pfd., 144A ......    United States         450,000           15,970,500
  g Wachovia Bank into Target Corp., 6.40%, cvt. pfd. ...................    United States         200,000           10,200,000
                                                                                                                 --------------
                                                                                                                     40,497,300
                                                                                                                 --------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $339,580,513) ..............                                           358,240,858
                                                                                                                 --------------


22 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME SECURITIES FUND                                             COUNTRY      PRINCIPAL AMOUNT h       VALUE
-------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS 42.4%
    ALTERNATIVE POWER GENERATION 2.7%
b,c Calpine Corp.,
         senior note, 7.875%, 4/01/08 ...................................    United States   $   1,000,000       $      740,000
         senior note, 8.625%, 8/15/10 ...................................    United States      12,700,000            6,318,250
       f senior secured note, 144A, 8.50%, 7/15/10 ......................    United States      18,000,000           18,202,500
    Dynegy Holdings Inc., senior note,
         6.875%, 4/01/11 ................................................    United States      30,000,000           29,362,500
         8.75%, 2/15/12 .................................................    United States      17,185,000           17,893,881
         8.375%, 5/01/16 ................................................    United States      55,400,000           56,646,500
                                                                                                                 --------------
                                                                                                                    129,163,631
                                                                                                                 --------------
    COMMERCIAL SERVICES 1.8%
    Dex Media Inc.,
         senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter,
            11/15/13 ....................................................    United States      14,500,000           12,288,750
         zero cpn. to 11/15/08, 9.00% thereafter, 11/15/13 ..............    United States      10,000,000            8,475,000
    Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ................    United States       9,700,000           10,112,250
    JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to
       5/17/07, 10.67% thereafter, 5/15/13 ..............................    United States      19,500,000           16,965,000
    JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ..........    United States      23,000,000           23,230,000
    R.H. Donnelley Corp.,
         6.875%, 1/15/13 ................................................    United States      11,400,000           10,459,500
         senior note, 8.875%, 1/15/16 ...................................    United States       5,000,000            5,037,500
                                                                                                                 --------------
                                                                                                                     86,568,000
                                                                                                                 --------------
    COMMUNICATIONS 1.5%
    Qwest Capital Funding Inc.,
         7.00%, 8/03/09 .................................................    United States      20,000,000           20,200,000
         7.25%, 2/15/11 .................................................    United States      28,000,000           28,140,000
    Qwest Communications International Inc., senior note, B, 7.50%,
       2/15/14 ..........................................................    United States      20,000,000           20,150,000
                                                                                                                 --------------
                                                                                                                     68,490,000
                                                                                                                 --------------
    CONSUMER DURABLES 9.5%
    Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 .................    United States      20,000,000           19,550,000
    D.R. Horton Inc.,
         5.625%, 1/15/16 ................................................    United States       5,500,000            5,118,988
         6.50%, 4/15/16 .................................................    United States       5,000,000            4,914,745
    Ford Motor Co., 7.45%, 7/16/31 ......................................    United States      50,000,000           38,875,000
    Ford Motor Credit Co.,
         7.375%, 10/28/09 ...............................................    United States      50,000,000           48,622,800
         7.875%, 6/15/10 ................................................    United States      20,000,000           19,492,840
         7.375%, 2/01/11 ................................................    United States      50,000,000           48,034,850
       f 144A, 9.75%, 9/15/10 ...........................................    United States       8,000,000            8,266,488
         senior note, 9.875%, 8/10/11 ...................................    United States      22,000,000           22,787,600


                                        Quarterly Statements of Investments | 23

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME SECURITIES FUND                                               COUNTRY      PRINCIPAL AMOUNT h       VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  CONSUMER DURABLES (CONTINUED)
  General Motors Acceptance Corp.,
       5.625%, 5/15/09 ..................................................    United States   $  10,000,000       $    9,757,530
       7.75%, 1/19/10 ...................................................    United States      40,000,000           41,015,240
       6.875%, 9/15/11 ..................................................    United States      60,000,000           59,743,800
       6.875%, 8/28/12 ..................................................    United States      17,500,000           17,342,237
       6.75%, 12/01/14 ..................................................    United States      30,000,000           29,332,830
  General Motors Corp., senior deb., 8.25%, 7/15/23 .....................    United States      25,000,000           21,781,250
  K Hovnanian Enterprises Inc., senior note, 7.50%, 5/15/16 .............    United States      12,000,000           11,265,000
  KB Home, senior note,
       6.25%, 6/15/15 ...................................................    United States       3,500,000            3,236,342
       7.25%, 6/15/18 ...................................................    United States      10,600,000           10,214,679
f Visant Holding Corp., senior note, 144A, 8.75%, 12/01/13 ..............    United States      25,000,000           25,281,250
                                                                                                                 --------------
                                                                                                                    444,633,469
                                                                                                                 --------------
  CONSUMER NON-DURABLES 0.4%
  Dole Food Co. Inc., senior note, 8.625%, 5/01/09 ......................    United States      10,000,000            9,825,000
f Reynolds American Inc., 144A, 7.25%, 6/01/13 ..........................    United States      10,000,000           10,340,280
                                                                                                                 --------------
                                                                                                                     20,165,280
                                                                                                                 --------------
  CONSUMER SERVICES 6.9%
  Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 .............    United States      40,700,000           41,412,250
  CCH I Holdings LLC, senior note,
       13.50%, 1/15/14 ..................................................    United States      33,000,000           25,492,500
       11.75%, 5/15/14 ..................................................    United States      17,000,000           12,197,500
  CCH I LLC, senior secured note, 11.00%, 10/01/15 ......................    United States      85,000,000           77,775,000
  CCH II LLC, senior note, 10.25%, 9/15/10 ..............................    United States       4,700,000            4,817,500
  Clear Channel Communications Inc.,
       5.50%, 9/15/14 ...................................................    United States      22,000,000           20,472,056
       senior note, 5.75%, 1/15/13 ......................................    United States       7,000,000            6,736,163
  CSC Holdings Inc., senior note, B, 7.625%, 4/01/11 ....................    United States      10,000,000           10,312,500
f EchoStar DBS Corp., senior note, 144A, 7.125%, 2/01/16 ................    United States      25,000,000           24,281,250
  Harrah's Operating Co. Inc., 5.625%, 6/01/15 ..........................    United States       5,000,000            4,655,330
f Hertz Corp., senior note, 144A, 8.875%, 1/01/14 .......................    United States      12,000,000           12,630,000
  Liberty Media Corp., senior note, 5.70%, 5/15/13 ......................    United States      15,000,000           14,229,315
  MGM MIRAGE Inc., senior note,
       6.75%, 4/01/13 ...................................................    United States      10,000,000            9,875,000
       6.625%, 7/15/15 ..................................................    United States      12,000,000           11,580,000
  Quebecor Media Inc., senior note, 7.75%, 3/15/16 ......................       Canada           4,900,000            4,930,625
f Viacom Inc., senior note, 144A, 6.25%, 4/30/16 ........................    United States      15,000,000           14,894,835
f XM Satellite Radio Inc., senior note, 144A, 9.75%, 5/01/14 ............    United States      30,000,000           28,950,000
                                                                                                                 --------------
                                                                                                                    325,241,824
                                                                                                                 --------------
  ELECTRIC UTILITIES 2.4%
  Aquila Inc., senior note, 14.875%, 7/01/12 ............................    United States      17,000,000           22,397,500
  NRG Energy Inc., senior note,
       7.25%, 2/01/14 ...................................................    United States      10,000,000            9,950,000
       7.375%, 2/01/16 ..................................................    United States       9,400,000            9,364,750


24 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME SECURITIES FUND                                               COUNTRY      PRINCIPAL AMOUNT h       VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  ELECTRIC UTILITIES (CONTINUED)
  Reliant Resources Inc., senior note, 9.25%, 7/15/10 ...................    United States   $  10,000,000       $   10,425,000
  TXU Corp., senior note,
       P, 5.55%, 11/15/14 ...............................................    United States      50,000,000           47,488,900
       R, 6.55%, 11/15/34 ...............................................    United States      15,000,000           14,203,110
                                                                                                                 --------------
                                                                                                                    113,829,260
                                                                                                                 --------------
  ELECTRONIC TECHNOLOGY 2.2%
  DRS Technologies Inc., senior note, 6.625%, 2/01/16 ...................    United States       4,500,000            4,443,750
  Flextronics International Ltd., senior sub. note, 6.25%,
     11/15/14 ...........................................................      Singapore        17,500,000           17,062,500
  L-3 Communications Corp., senior sub. note, 6.375%, 10/15/15 ..........    United States      28,000,000           27,370,000
  Lucent Technologies Inc., 6.45%, 3/15/29 ..............................    United States      10,400,000            9,308,000
  Sanmina-SCI Corp., senior sub. note,
       6.75%, 3/01/13 ...................................................    United States      20,000,000           18,950,000
       8.125%, 3/01/16 ..................................................    United States       9,100,000            8,963,500
  Seagate Technology HDD Holdings, senior note,
       6.375%, 10/01/11 .................................................    United States       5,000,000            5,000,000
       6.80%, 10/01/16 ..................................................    United States      10,000,000           10,000,000
                                                                                                                 --------------
                                                                                                                    101,097,750
                                                                                                                 --------------
  ENERGY MINERALS 2.0%
  Chesapeake Energy Corp., senior note,
       7.625%, 7/15/13 ..................................................    United States      25,000,000           25,656,250
       6.25%, 1/15/18 ...................................................    United States      20,000,000           18,650,000
f Mariner Energy Inc., senior note, 144A, 7.50%, 4/15/13 ................    United States      10,000,000            9,600,000
  Massey Energy Co., senior note, 6.875%, 12/15/13 ......................    United States      10,000,000            9,100,000
  Newfield Exploration Co., senior sub. note, 6.625%, 4/15/16 ...........    United States      12,500,000           12,218,750
  Pioneer Natural Resources Co., 6.875%, 5/01/18 ........................    United States       8,000,000            8,034,352
f Pogo Producing Co., senior sub. note, 144A, 7.875%, 5/01/13 ...........    United States      12,500,000           12,796,875
                                                                                                                 --------------
                                                                                                                     96,056,227
                                                                                                                 --------------
  FINANCE 0.7%
  E*TRADE Financial Corp., senior note, 7.375%, 9/15/13 .................    United States      30,400,000           31,236,000
                                                                                                                 --------------
  HEALTH SERVICES 3.3%
  DaVita Inc.,
       senior note, 6.625%, 3/15/13 .....................................    United States       5,000,000            4,906,250
       senior sub. note, 7.25%, 3/15/15 .................................    United States       6,500,000            6,418,750
  HCA Inc.,
       6.375%, 1/15/15 ..................................................    United States       5,000,000            4,050,000
       senior bond, 6.50%, 2/15/16 ......................................    United States      40,000,000           32,200,000
  Tenet Healthcare Corp., senior note,
       6.375%, 12/01/11 .................................................    United States      60,000,000           53,025,000
       6.50%, 6/01/12 ...................................................    United States      10,000,000            8,787,500
       7.375%, 2/01/13 ..................................................    United States      30,000,000           27,187,500
     i FRN, 9.25%, 2/01/15 ..............................................    United States      20,000,000           19,350,000
                                                                                                                 --------------
                                                                                                                    155,925,000
                                                                                                                 --------------


                                        Quarterly Statements of Investments | 25

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME SECURITIES FUND                                               COUNTRY      PRINCIPAL AMOUNT h       VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  INDUSTRIAL SERVICES 3.6%
  Allied Waste North America Inc.,
       senior note, 7.25%, 3/15/15 ......................................    United States   $  20,000,000       $   19,950,000
       senior note, 7.125%, 5/15/16 .....................................    United States      30,000,000           29,737,500
       senior note, B, 7.375%, 4/15/14 ..................................    United States      15,000,000           14,850,000
       senior secured note, 6.50%, 11/15/10 .............................    United States       8,000,000            7,920,000
       senior secured note, 6.125%, 2/15/14 .............................    United States      10,000,000            9,375,000
  El Paso Corp., senior note,
       6.75%, 5/15/09 ...................................................    United States      23,000,000           23,230,000
       MTN, 7.375%, 12/15/12 ............................................    United States       4,000,000            4,085,000
       MTN, 7.75%, 1/15/32 ..............................................    United States      22,000,000           22,660,000
  El Paso Production Holding Co., 7.75%, 6/01/13 ........................    United States      19,000,000           19,522,500
  Hanover Compressor Co., senior note, 7.50%, 4/15/13 ...................    United States       7,300,000            7,336,500
f Sesi LLC, senior note, 144A, 6.875%, 6/01/14 ..........................    United States      10,000,000            9,950,000
                                                                                                                 --------------
                                                                                                                    168,616,500
                                                                                                                 --------------
  NON-ENERGY MINERALS 0.7%
f Novelis Inc., senior note, 144A, 7.25%, 2/15/15 .......................       Canada          33,800,000           32,279,000
                                                                                                                 --------------
  PROCESS INDUSTRIES 2.1%
  Abitibi-Consolidated Co. of Canada, senior note, 8.375%,
     4/01/15 ............................................................       Canada           5,000,000            4,575,000
  Chemtura Corp., senior note, 6.875%, 6/01/16 ..........................    United States       6,000,000            5,947,500
  Jefferson Smurfit Corp., senior note, 8.25%, 10/01/12 .................    United States       7,000,000            6,737,500
  Lyondell Chemical Co., senior note,
       8.00%, 9/15/14 ...................................................    United States       8,000,000            8,140,000
       8.25%, 9/15/16 ...................................................    United States       4,500,000            4,590,000
  Nalco Co., senior sub. note, 8.875%, 11/15/13 .........................    United States       3,500,000            3,666,250
  Nalco Finance Holdings, senior note, zero cpn. to 8/01/09,
     9.00% thereafter, 2/01/14 ..........................................    United States      37,500,000           29,625,000
  Owens-Brockway Glass Container Inc., senior note, 6.75%,
     12/01/14 ...........................................................    United States       5,000,000            4,775,000
  Rhodia SA, senior note, 10.25%, 6/01/10 ...............................       France          16,269,000           18,302,625
  Stone Container Corp., senior note, 9.75%, 2/01/11 ....................    United States      12,889,000           13,340,115
                                                                                                                 --------------
                                                                                                                     99,698,990
                                                                                                                 --------------
  PRODUCER MANUFACTURING 1.2%
  Case New Holland Inc., senior note,
       6.00%, 6/01/09 ...................................................    United States      17,000,000           16,851,250
       7.125%, 3/01/14 ..................................................    United States      10,500,000           10,591,875
f Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ......................   United Kingdom       5,902,000            6,403,670
f RBS Global & Rexnord Corp.,
       senior note, 144A, 9.50%, 8/01/14 ................................    United States      10,000,000           10,200,000
       senior sub. note, 144A, 11.75%, 8/01/16 ..........................    United States      10,000,000           10,350,000
                                                                                                                 --------------
                                                                                                                     54,396,795
                                                                                                                 --------------


26 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN INCOME SECURITIES FUND                                             COUNTRY      PRINCIPAL AMOUNT h       VALUE
-------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS (CONTINUED)
    REAL Estate INVESTMENT TRUSTS 0.8%
    Host Marriott LP, senior note,
         K, 7.125%, 11/01/13 ............................................    United States   $   5,000,000       $    5,087,500
         O, 6.375%, 3/15/15 .............................................    United States       9,000,000            8,775,000
         Q, 6.75%, 6/01/16 ..............................................    United States      25,000,000           24,781,250
                                                                                                                 --------------
                                                                                                                     38,643,750
                                                                                                                 --------------
    TECHNOLOGY SERVICES 0.5%
    SunGard Data Systems Inc.,
         senior note, 9.125%, 8/15/13 ...................................    United States       9,000,000            9,360,000
         senior sub. note, 10.25%, 8/15/15 ..............................    United States      14,500,000           15,007,500
                                                                                                                 --------------
                                                                                                                     24,367,500
                                                                                                                 --------------
    TRANSPORTATION 0.1%
    American Airlines Inc., 9.71%, 1/02/07 ..............................    United States       2,489,810            2,508,484
                                                                                                                 --------------
    TOTAL CORPORATE BONDS (COST $1,963,418,695) .........................                                         1,992,917,460
                                                                                                                 --------------
    CONVERTIBLE BONDS 3.3%
    ALTERNATIVE POWER GENERATION 0.5%
b,c Calpine Corp., cvt.,
         senior note, 6.00% to 9/30/06, zero cpn. to 9/30/09,
            6.00% thereafter, 9/30/14 ...................................    United States      39,500,000           15,849,375
         sub. note, 7.75%, 6/01/15 ......................................    United States      25,000,000            9,062,500
                                                                                                                 --------------
                                                                                                                     24,911,875
                                                                                                                 --------------
    ELECTRONIC TECHNOLOGY 1.5%
    Conexant Systems Inc., cvt., sub. note, 4.00%, 2/01/07 ..............    United States      25,000,000           24,812,500
    Nortel Networks Corp., cvt., senior note, 4.25%, 9/01/08 ............        Canada         46,166,000           44,183,817
                                                                                                                 --------------
                                                                                                                     68,996,317
                                                                                                                 --------------
    HEALTH TECHNOLOGY 1.0%
  f Enzon Pharmaceuticals Inc., cvt., 144A, 4.00% 6/01/13 ...............    United States      10,765,000           11,626,200
  f Medtronic Inc., cvt., senior note, 144A, 1.50%, 4/15/11 .............    United States      35,000,000           34,431,250
                                                                                                                 --------------
                                                                                                                     46,057,450
                                                                                                                 --------------
    INDUSTRIAL SERVICES 0.3%
    Hanover Compressor Co., cvt., senior note, 4.75%, 3/15/08 ...........    United States      15,000,000           14,587,500
                                                                                                                 --------------
    TOTAL CONVERTIBLE BONDS (COST $177,484,897) .........................                                           154,553,142
                                                                                                                 --------------
    MORTGAGE-BACKED SECURITIES 5.7%
    FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 2.9%
    FHLMC Gold 30 Year,
         5.00%, 7/01/33 - 11/01/33 ......................................    United States      35,507,535           34,275,903
         6.00%, 5/01/36 - 6/01/36 .......................................    United States      49,292,703           49,566,257
         6.00%, 6/01/36 .................................................    United States      49,432,361           49,706,689
                                                                                                                 --------------
                                                                                                                    133,548,849
                                                                                                                 --------------
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 2.6%
    FNMA 30 Year, 5.50%, 2/01/35 - 1/01/36 ..............................    United States     121,922,772          120,216,017
                                                                                                                 --------------


                                        Quarterly Statements of Investments | 27

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN INCOME SECURITIES FUND                                               COUNTRY      PRINCIPAL AMOUNT h       VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.2%
  GNMA I SF 30 Year, 5.00%, 3/15/34 .....................................   United States    $  10,786,009       $   10,491,433
                                                                                                                 --------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $263,910,247) ..................                                           264,256,299
                                                                                                                 --------------
  TOTAL LONG TERM INVESTMENTS (COST $4,122,651,396) .....................                                         4,449,335,144
                                                                                                                 --------------
  SHORT TERM INVESTMENT (COST $223,150,838) 4.7%
  REPURCHASE AGREEMENT 4.7%
j Joint Repurchase Agreement, 5.201%, 10/02/06
     (Maturity Value $223,247,555) ......................................   United States      223,150,838          223,150,838
       ABN AMRO Bank, N.V., New York Branch (Maturity Value $21,788,961)
       Banc of America Securities LLC (Maturity Value $21,788,961)
       Barclays Capital Inc. (Maturity Value $21,788,961)
       Bear, Stearns & Co. Inc. (Maturity Value $21,788,961)
       BNP Paribas Securities Corp. (Maturity Value $21,788,961)
       Deutsche Bank Securities Inc. (Maturity Value $8,070,399)
       Dresdner Kleinwort Wasserstein Securities LLC
         (Maturity Value $11,298,559)
       Greenwich Capital Markets Inc. (Maturity Value $20,983,038)
       Lehman Brothers Inc. (Maturity Value $10,195,716)
       Merrill Lynch Government Securities Inc. (Maturity Value $20,983,038)
       Morgan Stanley & Co. Inc. (Maturity Value $20,983,038)
       UBS Securities LLC (Maturity Value $21,788,962)
         Collateralized by U.S. Government Agency Securities,
           2.70% - 7.125%, 10/15/06 - 6/15/11; k U.S. Treasury Bills,
             12/28/06 - 3/29/07; and U.S. Treasury Notes,
             3.50% - 6.50%, 2/15/10 - 5/31/11
                                                                                                                 --------------
  TOTAL INVESTMENTS (COST $4,345,802,234) 99.4% ...................                                               4,672,485,982
  OTHER ASSETS, LESS LIABILITIES 0.6% .............................                                                  30,036,510
                                                                                                                 --------------
  NET ASSETS 100.0% ...............................................                                              $4,702,522,492
                                                                                                                 ==============

See Selected Portfolio Abbreviations on page 119.

a     Rounds to less than 0.1% of net assets.

b     Defaulted security.

c     See Note 7 regarding other considerations.

d     See Note 4 regarding restricted securities.

e Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2006, the value of this security was $110,803, representing less than 0.005% of net assets.

f Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2006, the aggregate value of these securities was $420,653,312, representing 8.95% of net assets.

g     Non-income producing for the twelve months ended September 30, 2006.

h     The principal amount is stated in U.S. dollars unless otherwise indicated.

i     The coupon rate shown represents the rate at period end.

j Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2006, all repurchase agreements had been entered into on September 29, 2006.

k     The security is traded on a discount basis with no stated coupon rate.


28 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                                          SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 94.9%
  COMMUNICATIONS 2.3%
  Sprint Nextel Corp. .....................................................................          555,525     $    9,527,254
  Verizon Communications Inc. .............................................................          164,200          6,096,746
                                                                                                                 --------------
                                                                                                                     15,624,000
                                                                                                                 --------------
  CONSUMER DURABLES 1.5%
a Activision Inc. .........................................................................          210,700          3,181,570
a Electronic Arts Inc. ....................................................................           49,900          2,778,432
  M.D.C. Holdings Inc. ....................................................................           98,800          4,589,260
                                                                                                                 --------------
                                                                                                                     10,549,262
                                                                                                                 --------------
  CONSUMER NON-DURABLES 6.7%
  Altria Group Inc. .......................................................................           90,700          6,943,085
  Anheuser-Busch Cos. Inc. ................................................................          172,400          8,190,724
  The Coca-Cola Co. .......................................................................          124,300          5,553,724
  PepsiCo Inc. ............................................................................           86,600          5,651,516
  The Procter & Gamble Co. ................................................................          260,000         16,114,800
a The Warnaco Group Inc. ..................................................................          222,100          4,295,414
                                                                                                                 --------------
                                                                                                                     46,749,263
                                                                                                                 --------------
  CONSUMER SERVICES 4.1%
  Carnival Corp. ..........................................................................          220,100         10,351,303
a eBay Inc. ...............................................................................           37,100          1,052,156
  Gannett Co. Inc. ........................................................................          153,700          8,734,771
a Viacom Inc., B ..........................................................................           76,700          2,851,706
  The Walt Disney Co. .....................................................................          156,200          4,828,142
a Wyndham Worldwide Corp. .................................................................           32,000            895,040
                                                                                                                 --------------
                                                                                                                     28,713,118
                                                                                                                 --------------
  DISTRIBUTION SERVICES 1.4%
  McKesson Corp. ..........................................................................           72,300          3,811,656
  Sysco Corp. .............................................................................          185,100          6,191,595
                                                                                                                 --------------
                                                                                                                     10,003,251
                                                                                                                 --------------
  ELECTRONIC TECHNOLOGY 10.0%
a Apple Computer Inc. .....................................................................           29,200          2,249,276
  Applied Materials Inc. ..................................................................          304,600          5,400,558
  The Boeing Co. ..........................................................................           36,700          2,893,795
a Cisco Systems Inc. ......................................................................          513,500         11,810,500
a Dell Inc. ...............................................................................          239,200          5,463,328
a FLIR Systems Inc. .......................................................................          109,700          2,979,452
  Intel Corp. .............................................................................          609,400         12,535,358
a Juniper Networks Inc. ...................................................................          523,600          9,047,808
  KLA-Tencor Corp. ........................................................................          108,700          4,833,889
a Lexmark International Inc., A ...........................................................           60,000          3,459,600
  Maxim Integrated Products Inc. ..........................................................           67,700          1,900,339
  QUALCOMM Inc. ...........................................................................          183,400          6,666,590
                                                                                                                 --------------
                                                                                                                     69,240,493
                                                                                                                 --------------


                                        Quarterly Statements of Investments | 29

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                                          SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ENERGY MINERALS 4.8%
  Chesapeake Energy Corp. .................................................................           84,900     $    2,460,402
  Chevron Corp. ...........................................................................           54,700          3,547,842
  ConocoPhillips ..........................................................................           96,600          5,750,598
  Devon Energy Corp. ......................................................................          112,000          7,072,800
  Exxon Mobil Corp. .......................................................................          142,000          9,528,200
  Peabody Energy Corp. ....................................................................          142,100          5,226,438
                                                                                                                 --------------
                                                                                                                     33,586,280
                                                                                                                 --------------
  FINANCE 14.7%
  AFLAC Inc. ..............................................................................          129,300          5,916,768
  The Allstate Corp. ......................................................................           55,100          3,456,423
  American International Group Inc. .......................................................          183,200         12,138,832
  Bank of America Corp. ...................................................................          310,458         16,631,235
  Capital One Financial Corp. .............................................................           93,300          7,338,978
  Citigroup Inc. ..........................................................................          247,800         12,308,226
  Fannie Mae ..............................................................................           45,500          2,543,905
  Federated Investors Inc., B .............................................................          119,100          4,026,771
  Freddie Mac .............................................................................           56,800          3,767,544
  The Goldman Sachs Group Inc. ............................................................           25,800          4,364,586
  JPMorgan Chase & Co. ....................................................................           95,140          4,467,774
  Marsh & McLennan Cos. Inc. ..............................................................          178,300          5,019,145
  Merrill Lynch & Co. Inc. ................................................................           32,900          2,573,438
  Morgan Stanley ..........................................................................           76,800          5,599,488
  Old Republic International Corp. ........................................................          149,250          3,305,888
  Wachovia Corp. ..........................................................................           45,400          2,533,320
  Wells Fargo & Co. .......................................................................          100,800          3,646,944
  XL Capital Ltd., A (Bermuda) ............................................................           37,900          2,603,730
                                                                                                                 --------------
                                                                                                                    102,242,995
                                                                                                                 --------------
  HEALTH SERVICES 4.5%
a Health Net Inc., A ......................................................................          114,700          4,991,744
a LifePoint Hospitals Inc. ................................................................          172,900          6,106,828
  Omnicare Inc. ...........................................................................          203,300          8,760,197
  UnitedHealth Group Inc. .................................................................          144,700          7,119,240
a WellPoint Inc. ..........................................................................           60,000          4,623,000
                                                                                                                 --------------
                                                                                                                     31,601,009
                                                                                                                 --------------
  HEALTH TECHNOLOGY 14.3%
  Abbott Laboratories .....................................................................           68,800          3,340,928
a Amgen Inc. ..............................................................................          153,600         10,987,008
  Biomet Inc. .............................................................................           82,930          2,669,516
a Boston Scientific Corp. .................................................................          133,900          1,980,381
a Charles River Laboratories International Inc. ...........................................          148,400          6,442,044
  Eli Lilly and Co. .......................................................................           61,500          3,505,500
a Endo Pharmaceuticals Holdings Inc. ......................................................          127,300          4,143,615


30 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                                          SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  HEALTH TECHNOLOGY (CONTINUED)
a Genentech Inc. ..........................................................................           44,400     $    3,671,880
  Johnson & Johnson .......................................................................          316,900         20,579,486
  Medtronic Inc. ..........................................................................          148,300          6,887,052
  Merck & Co. Inc. ........................................................................           99,900          4,185,810
  Pfizer Inc. .............................................................................          418,600         11,871,496
  Roche Holding AG, ADR (Switzerland) .....................................................           64,400          5,568,421
  Schering-Plough Corp. ...................................................................          225,700          4,985,713
a Waters Corp. ............................................................................           87,300          3,952,944
a Zimmer Holdings Inc. ....................................................................           74,500          5,028,750
                                                                                                                 --------------
                                                                                                                     99,800,544
                                                                                                                 --------------
  INDUSTRIAL SERVICES 0.9%
  Schlumberger Ltd. .......................................................................           56,100          3,479,883
  The Williams Cos. Inc. ..................................................................          104,600          2,496,802
                                                                                                                 --------------
                                                                                                                      5,976,685
                                                                                                                 --------------
  PROCESS INDUSTRIES 1.9%
  Bunge Ltd. ..............................................................................          100,400          5,818,180
  The Dow Chemical Co. ....................................................................           73,500          2,865,030
  Lyondell Chemical Co. ...................................................................          183,600          4,657,932
                                                                                                                 --------------
                                                                                                                     13,341,142
                                                                                                                 --------------
  PRODUCER MANUFACTURING 9.7%
  3M Co. ..................................................................................          190,300         14,162,126
  General Electric Co. ....................................................................          556,600         19,647,980
  Gentex Corp. ............................................................................          159,000          2,259,390
  Johnson Controls Inc. ...................................................................          116,800          8,379,232
  Masco Corp. .............................................................................          196,600          5,390,772
  Tyco International Ltd. .................................................................          418,200         11,705,418
  United Technologies Corp. ...............................................................           93,600          5,929,560
                                                                                                                 --------------
                                                                                                                     67,474,478
                                                                                                                 --------------
  REAL ESTATE DEVELOPMENT 0.1%
a Realogy Corp. ...........................................................................           40,000            907,200
                                                                                                                 --------------
  RETAIL TRADE 6.3%
  CVS Corp. ...............................................................................           86,500          2,778,380
  The Gap Inc. ............................................................................          259,900          4,925,105
  The Home Depot Inc. .....................................................................          314,500         11,406,915
  Lowe's Cos. Inc. ........................................................................          164,500          4,615,870
  RadioShack Corp. ........................................................................          306,900          5,923,170
  Target Corp. ............................................................................           92,300          5,099,575
  Wal-Mart Stores Inc. ....................................................................          141,200          6,963,984
  Walgreen Co. ............................................................................           53,400          2,370,426
                                                                                                                 --------------
                                                                                                                     44,083,425
                                                                                                                 --------------


                                        Quarterly Statements of Investments | 31

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                                          SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  TECHNOLOGY SERVICES 6.2%
  Adobe Systems Inc. ......................................................................           73,400     $    2,748,830
  Automatic Data Processing Inc. ..........................................................          100,000          4,734,000
  International Business Machines Corp. ...................................................          159,600         13,077,624
  Microsoft Corp. .........................................................................          697,100         19,051,743
  Paychex Inc. ............................................................................           86,700          3,194,895
                                                                                                                 --------------
                                                                                                                     42,807,092
                                                                                                                 --------------
  TRANSPORTATION 2.6%
  Con-way Inc. ............................................................................           44,400          1,990,008
  FedEx Corp. .............................................................................           39,000          4,238,520
a JetBlue Airways Corp. ...................................................................          297,600          2,758,752
  Southwest Airlines Co. ..................................................................          302,200          5,034,652
  United Parcel Service Inc., B ...........................................................           57,800          4,158,132
                                                                                                                 --------------
                                                                                                                     18,180,064
                                                                                                                 --------------
  UTILITIES 2.9%
  Dominion Resources Inc. .................................................................           87,500          6,692,875
  Exelon Corp. ............................................................................           58,700          3,553,698
  FirstEnergy Corp. .......................................................................          110,200          6,155,772
  Public Service Enterprise Group Inc. ....................................................           62,500          3,824,375
                                                                                                                 --------------
                                                                                                                     20,226,720
                                                                                                                 --------------
  TOTAL COMMON STOCKS (COST $597,717,698) .................................................                         661,107,021
                                                                                                                 --------------


32 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP GROWTH SECURITIES FUND                                                  PRINCIPAL AMOUNT        VALUE
-------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $35,688,640) 5.1%
  REPURCHASE AGREEMENT 5.1%
b Joint Repurchase Agreement, 5.201%, 10/02/06 (Maturity Value
     $35,704,108) .........................................................................   $   35,688,640     $   35,688,640
       ABN AMRO Bank, N.V., New York Branch (Maturity Value $3,484,721)
       Banc of America Securities LLC (Maturity Value $3,484,721)
       Barclays Capital Inc. (Maturity Value $3,484,721)
       Bear, Stearns & Co. Inc. (Maturity Value $3,484,721)
       BNP Paribas Securities Corp. (Maturity Value $3,484,721)
       Deutsche Bank Securities Inc. (Maturity Value $1,290,704)
       Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value
          $1,806,985)
       Greenwich Capital Markets Inc. (Maturity Value $3,355,829)
       Lehman Brothers Inc. (Maturity Value $1,630,606)
       Merrill Lynch Government Securities Inc. (Maturity Value
          $3,355,829)
       Morgan Stanley & Co. Inc. (Maturity Value $3,355,829)
       UBS Securities LLC (Maturity Value $3,484,721)
         Collateralized by U.S. Government Agency Securities, 2.70% - 7.125%,
           10/15/06 - 6/15/11; c U.S. Treasury Bills, 12/28/06 - 3/29/07;
           and U.S. Treasury Notes, 3.50% - 6.50%, 2/15/10 - 5/31/11
                                                                                                                 --------------
  TOTAL INVESTMENTS (COST $633,406,338) 100.0% ............................................                         696,795,661
  OTHER ASSETS, LESS LIABILITIES (0.0)% d .................................................                             (62,639)
                                                                                                                 --------------
  NET ASSETS 100.0% .......................................................................                      $  696,733,022
                                                                                                                 ==============

See Selected Portfolio Abbreviations on page 119.

a     Non-income producing for the twelve months ended September 30, 2006.

b Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2006, all repurchase agreements had been entered into on September 29, 2006.

c     The security is traded on a discount basis with no stated coupon rate.

d     Rounds to less than 0.1% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 33

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP VALUE SECURITIES FUND                                                           SHARES          VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 89.5%
  COMMERCIAL SERVICES 2.5%
  Cintas Corp. ..............................................................................          3,400     $      138,822
  R. R. Donnelley & Sons Co. ................................................................         10,800            355,968
                                                                                                                 --------------
                                                                                                                        494,790
                                                                                                                 --------------
  CONSUMER DURABLES 2.1%
  D.R. Horton Inc. ..........................................................................         17,200            411,940
                                                                                                                 --------------
  CONSUMER NON-DURABLES 7.1%
  H.J. Heinz Co. ............................................................................          1,100             46,123
  Kimberly-Clark Corp. ......................................................................          8,200            535,952
  NIKE Inc., B ..............................................................................          2,900            254,098
  The Procter & Gamble Co. ..................................................................          9,500            588,810
                                                                                                                 --------------
                                                                                                                      1,424,983
                                                                                                                 --------------
  CONSUMER SERVICES 5.1%
  Gannett Co. Inc. ..........................................................................          9,200            522,836
  McDonald's Corp. ..........................................................................         12,600            492,912
                                                                                                                 --------------
                                                                                                                      1,015,748
                                                                                                                 --------------
  ELECTRONIC TECHNOLOGY 1.0%
  Hewlett-Packard Co. .......................................................................          5,200            190,788
                                                                                                                 --------------
  ENERGY MINERALS 6.7%
  BP PLC, ADR (United Kingdom) ..............................................................          3,500            229,530
  ConocoPhillips ............................................................................          4,100            244,073
  Exxon Mobil Corp. .........................................................................          9,700            650,870
  Occidental Petroleum Corp. ................................................................          4,700            226,117
                                                                                                                 --------------
                                                                                                                      1,350,590
                                                                                                                 --------------
  FINANCE 35.1%
  The Allstate Corp. ........................................................................          9,700            608,481
  Ambac Financial Group Inc. ................................................................          5,300            438,575
  American International Group Inc. .........................................................          7,600            503,576
  Bank of America Corp. .....................................................................         13,000            696,410
  Chubb Corp. ...............................................................................          8,200            426,072
  Citigroup Inc. ............................................................................         14,800            735,116
  Freddie Mac ...............................................................................         10,500            696,465
  Lehman Brothers Holdings Inc. .............................................................          4,300            317,598
  Mellon Financial Corp. ....................................................................         10,400            406,640
  MetLife Inc. ..............................................................................          4,500            255,060
  Morgan Stanley ............................................................................          4,100            298,931
  U.S. Bancorp ..............................................................................         19,700            654,434
  Wachovia Corp. ............................................................................         11,700            652,860
  Washington Mutual Inc. ....................................................................          7,600            330,372
                                                                                                                 --------------
                                                                                                                      7,020,590
                                                                                                                 --------------


34 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN LARGE CAP VALUE SECURITIES FUND                                                           SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  HEALTH TECHNOLOGY 5.1%
  Abbott Laboratories .......................................................................         10,500     $      509,880
  Becton Dickinson and Co. ..................................................................          4,000            282,680
  Pfizer Inc. ...............................................................................          8,300            235,388
                                                                                                                 --------------
                                                                                                                      1,027,948
                                                                                                                 --------------
  PROCESS INDUSTRIES 3.1%
  The Dow Chemical Co. ......................................................................          7,900            307,942
  Praxair Inc. ..............................................................................          5,300            313,548
                                                                                                                 --------------
                                                                                                                        621,490
                                                                                                                 --------------
  PRODUCER MANUFACTURING 14.1%
  3M Co. ....................................................................................          7,500            558,150
  General Electric Co. ......................................................................         19,600            691,880
  Illinois Tool Works Inc. ..................................................................         12,500            561,250
  Masco Corp. ...............................................................................         19,200            526,464
  United Technologies Corp. .................................................................          7,800            494,130
                                                                                                                 --------------
                                                                                                                      2,831,874
                                                                                                                 --------------
  TECHNOLOGY SERVICES 6.1%
  International Business Machines Corp. .....................................................          7,300            598,162
  Microsoft Corp. ...........................................................................         23,000            628,590
                                                                                                                 --------------
                                                                                                                      1,226,752
                                                                                                                 --------------
  UTILITIES 1.5%
  Entergy Corp. .............................................................................          3,800            297,274
                                                                                                                 --------------
  TOTAL COMMON STOCKS (COST $16,610,316) ....................................................                    $   17,914,767
                                                                                                                 --------------
  SHORT TERM INVESTMENT (COST $2,285,972) 11.4%
  MONEY MARKET FUND 11.4%
a Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ......................      2,285,972          2,285,972
                                                                                                                 --------------
  TOTAL INVESTMENTS (COST $18,896,288) 100.9% ...............................................                        20,200,739
  OTHER ASSETS, LESS LIABILITIES (0.9)% .....................................................                          (172,925)
                                                                                                                 --------------
  NET ASSETS 100.0% .........................................................................                    $   20,027,814
                                                                                                                 ==============

See Selected Portfolio Abbreviations on page 119.

a The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 35

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN MONEY MARKET FUND                                                   COUNTRY       PRINCIPAL AMOUNT c       VALUE
-------------------------------------------------------------------------------------------------------------------------------
  CERTIFICATES OF DEPOSIT 3.3%
  Barclays Bank PLC, New York Branch, 4.97%, 2/09/07 ....................   United States     $      500,000     $      500,018
  Calyon North America Inc., New York Branch, 5.06%, 3/02/07 ............   United States            500,000            500,000
  Dexia Credit Local, New York Branch, 4.875%, 2/01/07 ..................   United States            400,000            400,000
                                                                                                                 --------------
  TOTAL CERTIFICATES OF DEPOSIT (COST $1,400,018) .......................                                             1,400,018
                                                                                                                 --------------
a COMMERCIAL PAPER 27.6%
  ANZ (Delaware) Inc., 10/11/06 - 10/24/06 ..............................   United States            555,000            553,631
  Barclays U.S. Funding Corp., 10/26/06 - 11/21/06 ......................   United States            850,000            845,069
  Commonwealth Bank of Australia, 10/05/06 - 11/24/06 ...................   United States            923,000            919,846
  General Electric Capital Corp., 10/10/06 - 11/14/06 ...................   United States            750,000            746,786
  HBOS Treasury Services, 10/25/06 - 12/13/06 ...........................   United Kingdom         1,905,000          1,893,504
  Morgan Stanley Group Inc., 10/03/06 - 10/17/06 ........................   United States          2,000,000          1,997,083
  Rabobank USA Finance Corp., 10/03/06 ..................................   United States            100,000             99,956
  Societe Generale North America Inc., 10/10/06 - 11/20/06 ..............   United States          1,380,000          1,376,304
  Toyota Motor Credit Corp., 10/05/06 - 10/26/06 ........................   United States          1,250,000          1,246,793
  UBS AG Finance Delaware Inc., 10/02/06 - 10/27/06 .....................   United States          1,928,000          1,924,288
                                                                                                                 --------------
  TOTAL COMMERCIAL PAPER (COST $11,603,260) .............................                                            11,603,260
                                                                                                                 --------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
     (COST $13,003,278) .................................................                                            13,003,278
                                                                                                                 --------------
b REPURCHASE AGREEMENTS 69.0%
  ABN AMRO Bank, 5.25%, 10/02/06 (Maturity Value $7,518,288)
       Collateralized by U.S. Government Agency Securities,
         4.25%, 3/15/07 .................................................   United States          7,515,000          7,515,000
  Barclays De Zoete Wedd Securities Inc., 5.31%, 10/02/06
       (Maturity Value $7,003,098)
         Collateralized by U.S. Government Agency Securities,
           4.00%, 6/13/07 ...............................................   United States          7,000,000          7,000,000
  Nationsbanc Montgomery Securities, 5.25%, 10/02/06
       (Maturity Value $7,003,063)
         Collateralized by U.S. Government Agency Securities,
           5.00%, 9/09/11 ...............................................   United States          7,000,000          7,000,000
  Warburg Dillon Read, 5.10%, 10/02/06 (Maturity Value $7,518,194)
       Collateralized by U.S. Government Agency Securities,
         6.00%, 5/15/11 .................................................   United States          7,515,000          7,515,000
                                                                                                                 --------------
  TOTAL REPURCHASE AGREEMENTS (COST $29,030,000) ........................                                            29,030,000
                                                                                                                 --------------
  TOTAL INVESTMENTS (COST $42,033,278) 99.9% ............................                                            42,033,278
  OTHER ASSETS, LESS LIABILITIES 0.1% ...................................                                                32,912
                                                                                                                 --------------
  NET ASSETS 100.0% .....................................................                                        $   42,066,190
                                                                                                                 ==============

See Selected Portfolio Abbreviations on page 119.

a     The security is traded on a discount basis with no stated coupon rate.

b At September 30, 2006, all repurchase agreements had been entered into on September 29, 2006.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.


36 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN REAL ESTATE FUND                                                    COUNTRY              SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 95.9%
  CONSUMER SERVICES 2.3%
  Avis Budget Group Inc. ................................................   United States             59,010     $    1,079,293
  Hilton Hotels Corp. ...................................................   United States             58,500          1,629,225
  Starwood Hotels & Resorts Worldwide Inc. ..............................   United States            328,100         18,764,039
a Wyndham Worldwide Corp. ...............................................   United States            481,220         13,459,723
                                                                                                                 --------------
                                                                                                                     34,932,280
                                                                                                                 --------------
  EQUITY REIT - APARTMENTS 4.4%
  Boardwalk REIT ........................................................       Canada             1,428,500         41,170,463
  Education Realty Trust Inc. ...........................................   United States            237,000          3,498,120
  GMH Communities Trust .................................................   United States          1,733,000         21,870,460
                                                                                                                 --------------
                                                                                                                     66,539,043
                                                                                                                 --------------
  EQUITY REIT - DIVERSIFIED PROPERTY 5.5%
  Ashford Hospitality Trust .............................................   United States          1,074,100         12,814,013
  Lexington Corporate Properties Trust ..................................   United States            349,600          7,404,528
  Liberty Property Trust ................................................   United States            445,100         21,271,329
  Vornado Realty Trust ..................................................   United States            367,700         40,079,300
                                                                                                                 --------------
                                                                                                                     81,569,170
                                                                                                                 --------------
  EQUITY REIT - HEALTH CARE 1.7%
  Ventas Inc. ...........................................................   United States            674,388         25,990,914
                                                                                                                 --------------
  EQUITY REIT - HOTELS 4.5%
  Eagle Hospitality Properties Trust Inc. ...............................   United States            634,300          5,898,990
  Host Hotels & Resorts Inc. ............................................   United States          1,190,614         27,300,779
  LaSalle Hotel Properties ..............................................   United States            356,300         15,442,042
  Strategic Hotels & Resorts Inc. .......................................   United States            685,100         13,619,788
  Sunstone Hotel Investors Inc. .........................................   United States            149,200          4,434,224
                                                                                                                 --------------
                                                                                                                     66,695,823
                                                                                                                 --------------
  EQUITY REIT - INDUSTRIAL 6.2%
  First Potomac Realty Trust ............................................   United States            428,900         12,961,358
  ProLogis ..............................................................   United States            849,747         48,486,564
  PS Business Parks Inc. ................................................   United States            526,300         31,735,890
                                                                                                                 --------------
                                                                                                                     93,183,812
                                                                                                                 --------------
  EQUITY REIT - OFFICE 6.7%
  BioMed Realty Trust Inc. ..............................................   United States            649,900         19,717,966
  Brandywine Realty Trust ...............................................   United States            671,300         21,850,815
  Corporate Office Properties Trust .....................................   United States            468,600         20,974,536
  Cousins Properties Inc. ...............................................   United States             90,800          3,106,268
  Digital Realty Trust Inc. .............................................   United States            750,400         23,502,528
  Parkway Properties Inc. ...............................................   United States            222,000         10,320,780
                                                                                                                 --------------
                                                                                                                     99,472,893
                                                                                                                 --------------
  EQUITY REIT - OTHER 7.4%
  Capital Trust Inc., A .................................................   United States            329,000         13,400,170
  Entertainment Properties Trust ........................................   United States            358,900         17,700,948
  HomeBanc Corp. ........................................................   United States            277,200          1,704,780


                                        Quarterly Statements of Investments | 37

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN REAL ESTATE FUND                                                    COUNTRY              SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  EQUITY REIT - OTHER (CONTINUED)
  iStar Financial Inc. ..................................................   United States          1,105,600     $   46,103,520
b MortgageIT Holdings Inc. ..............................................   United States          1,480,500         20,845,440
  Redwood Trust Inc. ....................................................   United States            213,000         10,728,810
                                                                                                                 --------------
                                                                                                                    110,483,668
                                                                                                                 --------------
  EQUITY REIT - RETAIL 15.8%
  CBL & Associates Properties Inc. ......................................   United States            326,700         13,691,997
  Cedar Shopping Centers Inc. ...........................................   United States          1,440,700         23,296,119
  General Growth Properties Inc. ........................................   United States            541,200         25,788,180
  Glimcher Realty Trust .................................................   United States            240,200          5,952,156
  Kimco Realty Corp. ....................................................   United States            604,100         25,897,767
  Kite Realty Group Trust ...............................................   United States          1,173,100         19,989,624
  The Macerich Co. ......................................................   United States            699,100         53,383,276
  Ramco-Gershenson Properties Trust .....................................   United States            211,800          6,767,010
  Regency Centers Corp. .................................................   United States            273,700         18,819,612
  Simon Property Group Inc. .............................................   United States            387,445         35,110,266
  Tanger Factory Outlet Centers Inc. ....................................   United States            213,600          7,608,432
                                                                                                                 --------------
                                                                                                                    236,304,439
                                                                                                                 --------------
  EQUITY REIT - STORAGE 4.7%
  Extra Space Storage Inc. ..............................................   United States          1,200,000         20,772,000
  Public Storage Inc. ...................................................   United States            281,200         24,180,388
  U-Store-It Trust ......................................................   United States          1,212,300         26,015,958
                                                                                                                 --------------
                                                                                                                     70,968,346
                                                                                                                 --------------
  FINANCE 6.1%
  Affordable Residential Communities ....................................   United States            443,200          4,294,608
  Brookfield Asset Management Inc., A ...................................       Canada               532,200         23,597,748
  CharterMac LP .........................................................   United States            826,100         16,488,956
  Fidelity National Title Group Inc., A .................................   United States            126,600          2,653,536
  Newcastle Investment Corp. ............................................   United States          1,022,100         28,015,761
c Taberna Realty Finance Trust, 144A ....................................   United States          1,109,200         16,527,080
                                                                                                                 --------------
                                                                                                                     91,577,689
                                                                                                                 --------------
  HOMEBUILDING 24.4%
  Centex Corp. ..........................................................   United States            318,400         16,754,208
  D.R. Horton Inc. ......................................................   United States          1,746,600         41,831,070
a Hovnanian Enterprises Inc., A .........................................   United States          1,012,400         29,703,816
  KB Home ...............................................................   United States            823,000         36,047,400
  Lennar Corp., A .......................................................   United States            954,500         43,191,125
  M.D.C. Holdings Inc. ..................................................   United States          1,482,100         68,843,545
a Meritage Homes Corp. ..................................................   United States            871,600         36,267,276
a NVR Inc. ..............................................................   United States             43,020         23,015,700
  Pulte Homes Inc. ......................................................   United States            252,700          8,051,022
  The Ryland Group Inc. .................................................   United States            692,000         29,901,320
  Standard Pacific Corp. ................................................   United States            622,900         14,638,150
a Toll Brothers Inc. ....................................................   United States            568,500         15,963,480
                                                                                                                 --------------
                                                                                                                    364,208,112
                                                                                                                 --------------


38 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN REAL ESTATE FUND                                                    COUNTRY            SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONTINUED)
    REAL ESTATE DEVELOPMENT 6.2%
a   Brookfield Properties Corp. ..........................................        Canada               353,340     $   12,479,969
    Forest City Enterprises Inc., A ......................................    United States          1,267,400         68,819,820
a,c Killam Properties Inc., 144A .........................................        Canada             2,008,500          4,350,476
a   Realogy Corp. ........................................................    United States            322,400          7,312,032
                                                                                                                   --------------
                                                                                                                       92,962,297
                                                                                                                   --------------
    TOTAL COMMON STOCKS (COST $1,103,877,254) ............................                                          1,434,888,486
                                                                                                                   --------------
                                                                                               ----------------
                                                                                               PRINCIPAL AMOUNT
                                                                                               ----------------
    SHORT TERM INVESTMENT (COST $54,989,436) 3.7%
    REPURCHASE AGREEMENT 3.7%
d   Joint Repurchase Agreement, 5.201%, 10/02/06
       (Maturity Value $55,013,269) ......................................    United States     $   54,989,436         54,989,436
         ABN AMRO Bank, N.V., New York Branch (Maturity Value $5,369,295)
         Banc of America Securities LLC (Maturity Value $5,369,295)
         Barclays Capital Inc. (Maturity Value $5,369,295)
         Bear, Stearns & Co. Inc. (Maturity Value $5,369,295)
         BNP Paribas Securities Corp. (Maturity Value $5,369,295)
         Deutsche Bank Securities Inc. (Maturity Value $1,988,730)
         Dresdner Kleinwort Wasserstein Securities LLC
            (Maturity Value $2,784,222)
         Greenwich Capital Markets Inc. (Maturity Value $5,170,697)
         Lehman Brothers Inc. (Maturity Value $2,512,456)
         Merrill Lynch Government Securities Inc.
            (Maturity Value $5,170,697)
         Morgan Stanley & Co. Inc. (Maturity Value $5,170,697)
         UBS Securities LLC (Maturity Value $5,369,295)
           Collateralized by U.S. Government Agency Securities,
             2.70% - 7.125%, 10/15/06 - 6/15/11; e U.S. Treasury Bills,
               12/28/06 - 3/29/07; and U.S. Treasury Notes, 3.50% - 6.50%,
               2/15/10 - 5/31/11
                                                                                                                   --------------
    TOTAL INVESTMENTS (COST $1,158,866,690) 99.6% .......................                                           1,489,877,922
    OTHER ASSETS, LESS LIABILITIES 0.4% .................................                                               5,523,645
                                                                                                                   --------------
    NET ASSETS 100.0% ...................................................                                          $1,495,401,567
                                                                                                                   ==============

See Selected Portfolio Abbreviations on page 119.

a     Non-income producing for the twelve months ended September 30, 2006.

b     See Note 6 regarding holdings of 5% voting securities.

c Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2006, the aggregate value of these securities was $20,877,556, representing 1.40% of net assets.

d Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2006, all repurchase agreements had been entered into on September 29, 2006.

e     The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 39

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN RISING DIVIDENDS SECURITIES FUND                                                       SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 97.2%
  COMMERCIAL SERVICES 2.8%
  ABM Industries Inc. ........................................................................   1,126,500       $   21,133,140
  Cintas Corp. ...............................................................................     796,500           32,521,095
  Superior Uniform Group Inc. ................................................................     237,100            2,942,411
                                                                                                                 --------------
                                                                                                                     56,596,646
                                                                                                                 --------------
  CONSUMER DURABLES 2.4%
  Leggett & Platt Inc. .......................................................................   1,737,700           43,494,631
a Russ Berrie and Co. Inc. ...................................................................     362,400            5,522,976
                                                                                                                 --------------
                                                                                                                     49,017,607
                                                                                                                 --------------
  CONSUMER NON-DURABLES 9.1%
  Alberto-Culver Co. .........................................................................   1,232,450           62,349,646
  McCormick & Co. Inc. .......................................................................   1,438,895           54,649,232
  The Procter & Gamble Co. ...................................................................   1,131,900           70,155,162
                                                                                                                 --------------
                                                                                                                    187,154,040
                                                                                                                 --------------
  ELECTRONIC TECHNOLOGY 0.1%
  Cohu Inc. ..................................................................................      50,300              896,849
                                                                                                                 --------------
  FINANCE 32.1%
  AFLAC Inc. .................................................................................   1,237,600           56,632,576
  American International Group Inc. ..........................................................   1,299,200           86,084,992
  Arthur J. Gallagher & Co. ..................................................................     627,500           16,735,425
  Erie Indemnity Co., A ......................................................................   1,343,588           70,363,704
  Fannie Mae .................................................................................     494,000           27,619,540
  Freddie Mac ................................................................................   1,286,008           85,300,911
  Mercantile Bankshares Corp. ................................................................     360,787           13,085,744
  Mercury General Corp. ......................................................................     154,200            7,649,862
  Old Republic International Corp. ...........................................................   2,760,808           61,151,897
  Peoples Bancorp Inc. .......................................................................     159,979            4,676,186
  RLI Corp. ..................................................................................     431,312           21,906,336
  State Street Corp. .........................................................................   1,101,400           68,727,360
  SunTrust Banks Inc. ........................................................................     442,104           34,165,797
  TrustCo Bank Corp. NY ......................................................................     328,588            3,561,894
  U.S. Bancorp ...............................................................................   1,842,549           61,209,478
  Washington Mutual Inc. .....................................................................     960,200           41,739,894
                                                                                                                 --------------
                                                                                                                    660,611,596
                                                                                                                 --------------
  HEALTH TECHNOLOGY 11.2%
  Becton Dickinson and Co. ...................................................................     510,200           36,055,834
  Hillenbrand Industries Inc. ................................................................   1,174,800           66,940,104
  Pfizer Inc. ................................................................................   2,944,300           83,500,348
  West Pharmaceutical Services Inc. ..........................................................   1,125,600           44,202,312
                                                                                                                 --------------
                                                                                                                    230,698,598
                                                                                                                 --------------


40 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN RISING DIVIDENDS SECURITIES FUND                                                       SHARES              VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  NON-ENERGY MINERALS 2.1%
  Nucor Corp. ................................................................................      888,602       $   43,976,913
                                                                                                                  --------------
  PROCESS INDUSTRIES 5.7%
  Bemis Co. Inc. .............................................................................      974,200           32,012,212
  Donaldson Co. Inc. .........................................................................      289,800           10,693,620
  Praxair Inc. ...............................................................................    1,271,600           75,227,856
                                                                                                                  --------------
                                                                                                                     117,933,688
                                                                                                                  --------------
  PRODUCER MANUFACTURING 25.5%
  Brady Corp., A .............................................................................    1,665,679           58,565,273
  Carlisle Cos. Inc. .........................................................................    1,064,200           89,499,220
  Dover Corp. ................................................................................    1,371,700           65,073,448
  General Electric Co. .......................................................................    2,366,600           83,540,980
  Graco Inc. .................................................................................      356,112           13,909,735
  Nordson Corp. ..............................................................................      335,400           13,369,044
  Roper Industries Inc. ......................................................................    1,878,574           84,047,401
  Superior Industries International Inc. .....................................................      116,498            1,956,001
  Teleflex Inc. ..............................................................................      605,200           33,673,328
  United Technologies Corp. ..................................................................    1,295,800           82,088,930
                                                                                                                  --------------
                                                                                                                     525,723,360
                                                                                                                  --------------
  RETAIL TRADE 4.2%
  Family Dollar Stores Inc. ..................................................................    2,944,900           86,108,876
                                                                                                                  --------------
  TECHNOLOGY SERVICES 2.0%
  Reynolds and Reynolds Co., A ...............................................................    1,054,700           41,671,197
                                                                                                                  --------------
  TOTAL COMMON STOCKS (COST $1,521,204,104) ..................................................                     2,000,389,370
                                                                                                                  --------------
  SHORT TERM INVESTMENT (COST $57,661,456) 2.8%
  MONEY MARKET FUND 2.8%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% .......................   57,661,456           57,661,456
                                                                                                                  --------------
  TOTAL INVESTMENTS (COST $1,578,865,560) 100.0% .............................................                     2,058,050,826
  OTHER ASSETS, LESS LIABILITIES 0.0% c ......................................................                           539,701
                                                                                                                  --------------
  NET ASSETS 100.0% ..........................................................................                    $2,058,590,527
                                                                                                                  ==============

See Selected Portfolio Abbreviations on page 119.

a     Non-income producing for the twelve months ended September 30, 2006.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

c     Rounds to less than 0.1% of net assets.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 41

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE SECURITIES FUND                                     COUNTRY             SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 92.7%
  COMMON STOCKS 92.6%
  COMMERCIAL SERVICES 0.8%
  ABM Industries Inc. ...................................................   United States          499,252       $    9,365,968
                                                                                                                 --------------
  CONSUMER DURABLES 11.2%
  Bassett Furniture Industries Inc. .....................................   United States          316,000            5,131,840
  Briggs & Stratton Corp. ...............................................   United States          436,300           12,020,065
  D.R. Horton Inc. ......................................................   United States           25,400              608,330
  Ethan Allen Interiors Inc. ............................................   United States          306,600           10,626,756
a Hooker Furniture Corp. ................................................   United States          733,406           10,751,732
b La-Z-Boy Inc. .........................................................   United States          842,000           11,754,320
  M/I Homes Inc. ........................................................   United States          521,000           18,417,350
  M.D.C. Holdings Inc. ..................................................   United States          134,500            6,247,525
  Monaco Coach Corp. ....................................................   United States          877,600            9,776,464
c Russ Berrie and Co. Inc. ..............................................   United States          649,200            9,893,808
  Thor Industries Inc. ..................................................   United States          529,500           21,799,515
  Winnebago Industries Inc. .............................................   United States          541,300           16,985,994
                                                                                                                 --------------
                                                                                                                    134,013,699
                                                                                                                 --------------
  CONSUMER NON-DURABLES 4.4%
  Alliance One International Inc. .......................................   United States          129,300              530,130
  Brown Shoe Co. Inc. ...................................................   United States          506,500           18,152,960
  Lancaster Colony Corp. ................................................   United States           53,400            2,390,184
c NBTY Inc. .............................................................   United States          383,600           11,227,972
c Timberland Co., A .....................................................   United States          312,100            8,979,117
c The Warnaco Group Inc. ................................................   United States          600,244           11,608,719
                                                                                                                 --------------
                                                                                                                     52,889,082
                                                                                                                 --------------
  CONSUMER SERVICES 1.2%
c Aztar Corp. ...........................................................   United States           73,900            3,917,439
  Bob Evans Farms Inc. ..................................................   United States           71,100            2,152,908
  Intrawest Corp. .......................................................       Canada             253,300            8,748,982
                                                                                                                 --------------
                                                                                                                     14,819,329
                                                                                                                 --------------
  ELECTRONIC TECHNOLOGY 2.7%
c Avocent Corp. .........................................................   United States          575,000           17,319,000
  Cohu Inc. .............................................................   United States          678,000           12,088,740
  Diebold Inc. ..........................................................   United States           62,200            2,707,566
                                                                                                                 --------------
                                                                                                                     32,115,306
                                                                                                                 --------------
  ENERGY MINERALS 2.7%
  Arch Coal Inc. ........................................................   United States          296,200            8,563,142
  CONSOL Energy Inc. ....................................................   United States          382,000           12,120,860
  Peabody Energy Corp. ..................................................   United States          312,700           11,501,106
                                                                                                                 --------------
                                                                                                                     32,185,108
                                                                                                                 --------------


42 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE SECURITIES FUND                                     COUNTRY              SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  FINANCE 9.8%
  American National Insurance Co. .......................................   United States           55,200       $    6,397,680
  Arthur J. Gallagher & Co. .............................................   United States          364,600            9,723,882
  Aspen Insurance Holdings Ltd. .........................................   United States          768,900           19,860,687
  Chemical Financial Corp. ..............................................   United States          230,454            6,839,875
c Dollar Thrifty Automotive Group Inc. ..................................   United States          186,600            8,316,762
  First Indiana Corp. ...................................................   United States          112,166            2,917,437
  IPC Holdings Ltd. .....................................................   United States          594,400           18,081,648
  Montpelier Re Holdings Ltd. ...........................................      Bermuda             968,500           18,779,215
  Peoples Bancorp Inc. ..................................................   United States          212,600            6,214,298
  The PMI Group Inc. ....................................................   United States           57,800            2,532,218
  Presidential Life Corp. ...............................................   United States           62,200            1,391,414
  Protective Life Corp. .................................................   United States           69,400            3,175,050
  RLI Corp. .............................................................   United States          151,100            7,674,369
  StanCorp Financial Group Inc. .........................................   United States          134,000            5,980,420
                                                                                                                 --------------
                                                                                                                    117,884,955
                                                                                                                 --------------
  HEALTH SERVICES 0.5%
  Pharmaceutical Product Development Inc. ...............................   United States          160,400            5,724,676
                                                                                                                 --------------
  HEALTH TECHNOLOGY 1.9%
c Adams Respiratory Therapeutics Inc. ...................................   United States           14,600              534,214
  STERIS Corp. ..........................................................   United States          483,700           11,637,822
  West Pharmaceutical Services Inc. .....................................   United States          270,000           10,602,900
                                                                                                                 --------------
                                                                                                                     22,774,936
                                                                                                                 --------------
  INDUSTRIAL SERVICES 5.4%
c Atwood Oceanics Inc. ..................................................   United States          117,300            5,274,981
c Bristow Group Inc. ....................................................   United States          323,900           11,142,160
c EMCOR Group Inc. ......................................................   United States          177,700            9,745,068
c Global Industries Ltd. ................................................   United States          346,400            5,389,984
c Helix Energy Solutions Group Inc. .....................................   United States          185,000            6,179,000
c Lone Star Technologies Inc. ...........................................   United States          230,800           11,166,104
c Oil States International Inc. .........................................   United States          288,000            7,920,000
  Rowan Cos. Inc. .......................................................   United States          239,100            7,562,733
                                                                                                                 --------------
                                                                                                                     64,380,030
                                                                                                                 --------------
  NON-ENERGY MINERALS 4.9%
  Reliance Steel & Aluminum Co. .........................................   United States          467,800           15,035,092
  Steel Dynamics Inc. ...................................................   United States          460,000           23,207,000
  United States Steel Corp. .............................................   United States          115,500            6,662,040
  Universal Forest Products Inc. ........................................   United States          283,100           13,886,055
                                                                                                                 --------------
                                                                                                                     58,790,187
                                                                                                                 --------------


                                        Quarterly Statements of Investments | 43

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE SECURITIES FUND                                     COUNTRY             SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  PROCESS INDUSTRIES 7.9%
  Airgas Inc. ...........................................................   United States          375,900       $   13,596,303
  AptarGroup Inc. .......................................................   United States          176,100            8,959,968
  Bowater Inc. ..........................................................   United States          335,600            6,903,292
  Bunge Ltd. ............................................................   United States          173,300           10,042,735
  Cabot Corp. ...........................................................   United States          372,600           13,860,720
  Glatfelter ............................................................   United States          596,400            8,081,220
c Mercer International Inc. .............................................      Germany             666,400            6,290,816
  RPM International Inc. ................................................   United States          775,700           14,730,543
  Westlake Chemical Corp. ...............................................   United States          385,100           12,327,051
                                                                                                                 --------------
                                                                                                                     94,792,648
                                                                                                                 --------------
  PRODUCER MANUFACTURING 20.5%
  A.O. Smith Corp. ......................................................   United States          129,700            5,114,071
  American Woodmark Corp. ...............................................   United States          359,310           12,105,154
  Apogee Enterprises Inc. ...............................................   United States          892,800           13,579,488
c Astec Industries Inc. .................................................   United States           76,100            1,921,525
  Baldor Electric Co. ...................................................   United States              700               21,581
  Brady Corp., A ........................................................   United States          410,000           14,415,600
  Carlisle Cos. Inc. ....................................................   United States          127,300           10,705,930
  CIRCOR International Inc. .............................................   United States          284,400            8,688,420
  CNH Global NV .........................................................    Netherlands           142,200            3,300,462
c Genlyte Group Inc. ....................................................   United States           88,900            6,329,680
  Gentex Corp. ..........................................................   United States          187,843            2,669,249
  Gibraltar Industries Inc. .............................................   United States          512,800           11,373,904
  Graco Inc. ............................................................   United States          458,200           17,897,292
  JLG Industries Inc. ...................................................   United States          156,400            3,098,284
  Kennametal Inc. .......................................................   United States          279,900           15,856,335
c Mettler-Toledo International Inc. .....................................    Switzerland           186,600           12,343,590
  Mine Safety Appliances Co. ............................................   United States          489,600           17,449,344
  Mueller Industries Inc. ...............................................   United States          573,100           20,155,927
  Nordson Corp. .........................................................   United States          147,300            5,871,378
c Powell Industries Inc. ................................................   United States           78,000            1,726,140
  Roper Industries Inc. .................................................   United States          240,800           10,773,392
  Simpson Manufacturing Co. Inc. ........................................   United States          127,000            3,432,810
b Superior Industries International Inc. ................................   United States          520,100            8,732,479
  Teleflex Inc. .........................................................   United States          191,000           10,627,240
  Timken Co. ............................................................   United States           39,900            1,188,222
  Wabash National Corp. .................................................   United States        1,250,700           17,122,083
  Watts Water Technologies Inc., A ......................................   United States          268,700            8,533,912
                                                                                                                 --------------
                                                                                                                    245,033,492
                                                                                                                 --------------


44 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE SECURITIES FUND                                     COUNTRY             SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  REAL ESTATE INVESTMENT TRUST 0.6%
  Arbor Realty Trust Inc. ...............................................   United States          280,100       $    7,159,356
                                                                                                                 --------------
  RETAIL TRADE 9.6%
  Casey's General Stores Inc. ...........................................   United States          705,900           15,720,393
  Christopher & Banks Corp. .............................................   United States          519,800           15,323,704
  Dillard's Inc., A .....................................................   United States          115,600            3,783,588
c Gymboree Corp. ........................................................   United States          208,000            8,773,440
c Hot Topic Inc. ........................................................   United States          736,900            8,209,066
  The Men's Wearhouse Inc. ..............................................   United States          266,000            9,897,860
  Pier 1 Imports Inc. ...................................................   United States          681,500            5,056,730
  Regis Corp. ...........................................................   United States          583,900           20,932,815
  Tuesday Morning Corp. .................................................   United States          930,500           12,915,340
c West Marine Inc. ......................................................   United States          905,000           12,670,000
c Zale Corp. ............................................................   United States           51,600            1,431,384
                                                                                                                 --------------
                                                                                                                    114,714,320
                                                                                                                 --------------
  TECHNOLOGY SERVICES 1.3%
  Reynolds and Reynolds Co., A ..........................................   United States          394,000           15,566,940
                                                                                                                 --------------
  TRANSPORTATION 5.1%
c Genesee & Wyoming Inc. ................................................   United States          535,200           12,427,344
c Kansas City Southern ..................................................   United States          162,300            4,432,413
  OMI Corp. .............................................................   United States          345,000            7,489,950
  Overseas Shipholding Group Inc. .......................................   United States          207,900           12,841,983
  SkyWest Inc. ..........................................................   United States          453,000           11,107,560
  Teekay Shipping Corp. .................................................      Bahamas             204,400            8,402,884
  Tidewater Inc. ........................................................   United States           93,300            4,122,927
                                                                                                                 --------------
                                                                                                                     60,825,061
                                                                                                                 --------------
  UTILITIES 2.1%
  Atmos Energy Corp. ....................................................   United States          192,500            5,495,875
  Energen Corp. .........................................................   United States          293,600           12,293,032
c Sierra Pacific Resources ..............................................   United States          521,100            7,472,574
                                                                                                                 --------------
                                                                                                                     25,261,481
                                                                                                                 --------------
  TOTAL COMMON STOCKS (COST $904,488,320) ...............................                                         1,108,296,574
                                                                                                                 --------------
                                                                                            ----------------
                                                                                            PRINCIPAL AMOUNT
                                                                                            ----------------
  CORPORATE BOND (COST $1,474,895) 0.1%
  PRODUCER MANUFACTURING 0.1%
  Mueller Industries Inc., 6.00%, 11/01/14 ..............................   United States      $ 1,494,000            1,380,082
                                                                                                                 --------------
  TOTAL LONG TERM INVESTMENTS (COST $905,963,215) .......................                                         1,109,676,656
                                                                                                                 --------------


                                        Quarterly Statements of Investments | 45

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

---------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE SECURITIES FUND                                         COUNTRY            SHARES           VALUE
---------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 8.2%
  MONEY MARKET FUND (COST $86,289,701) 7.2%
d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ......   United States       86,289,701     $   86,289,701
                                                                                                                   --------------
                                                                                               ------------------
                                                                                                PRINCIPAL AMOUNT
                                                                                               ------------------
e INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 1.0%
f REPURCHASE AGREEMENTS 1.0%
  Banc of America Securities LLC, 5.40%, 10/02/06
     (Maturity Value $2,022,910)
       Collateralized by U.S. Government Agency Securities, 5.00%,
         6/01/35 - 2/01/36 ..................................................   United States     $  2,022,000          2,022,000
  Barclays Capital Inc., 5.40%, 10/02/06 (Maturity Value $1,960,882)
       Collateralized by U.S. Government Agency Securities,
         3.144% - 9.00%, 1/01/07 - 8/01/46 ..................................   United States        1,960,000          1,960,000
  Citigroup Global Markets Inc., 5.35%, 10/02/06
     (Maturity Value $2,000,892)
       Collateralized by U.S. Government Agency Securities, 2.625% - 8.875%,
         10/15/06 - 11/23/35; g U.S. Government Agency Discount Notes,
           1/15/07 - 4/15/30 ................................................   United States        2,000,000          2,000,000
  Deutsche Bank Securities Inc., 5.40%, 10/02/06
     (Maturity Value $2,200,990)
       Collateralized by U.S. Government Agency Securities, 4.00% - 7.00%,
         4/01/18 - 9/01/36 ..................................................   United States        2,200,000          2,200,000
  JPMorgan Securities Corp., 5.40%, 10/02/06 (Maturity Value $1,002,451)
       Collateralized by U.S. Government Agency Securities, 4.50% - 7.50%,
         2/01/20 - 8/01/36 ..................................................   United States        1,002,000          1,002,000
  Morgan Stanley & Co. Inc., 5.40%, 10/02/06 (Maturity Value $2,605,172)
       Collateralized by U.S. Government Agency Securities, 2.375% - 8.00%,
         2/15/07 - 10/01/46; g U.S. Government Agency Discount Notes,
           8/15/20 ..........................................................   United States        2,604,000          2,604,000
                                                                                                                   --------------

  TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES
    (COST $11,788,000) ......................................................                                          11,788,000
                                                                                                                   --------------
  TOTAL SHORT TERM INVESTMENTS (COST $98,077,701) ...........................                                          98,077,701
                                                                                                                   --------------
  TOTAL INVESTMENTS (COST $1,004,040,916) 100.9% ............................                                       1,207,754,357
  OTHER ASSETS, LESS LIABILITIES (0.9)% .....................................                                         (11,050,413)
                                                                                                                   --------------
  NET ASSETS 100.0% .........................................................                                      $1,196,703,944
                                                                                                                   ==============

See Selected Portfolio Abbreviations on page 119.

a     See Note 6 regarding holdings of 5% voting securities.

b     A portion or all of the security is on loan as of September 30, 2006.

c     Non-income producing for the twelve months ended September 30, 2006.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

e     Investment from cash collateral received for loaned securities.

f At September 30, 2006, all repurchase agreements had been entered into on September 29, 2006.

g     The security is traded on a discount basis with no stated coupon rate.


46 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                      SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 97.4%
  COMMERCIAL SERVICES 3.5%
a aQuantive Inc. ...............................................................................     243,800     $    5,758,556
  CDI Corp. ....................................................................................     355,500          7,362,405
a Laureate Education Inc. ......................................................................     238,300         11,405,038
  Robert Half International Inc. ...............................................................     357,400         12,140,878
  SEI Investments Co. ..........................................................................     132,700          7,456,413
                                                                                                                 --------------
                                                                                                                     44,123,290
                                                                                                                 --------------
  COMMUNICATIONS 4.0%
a Crown Castle International Corp. .............................................................     353,600         12,460,864
a NII Holdings Inc. ............................................................................     447,200         27,797,952
a SBA Communications Corp. .....................................................................     443,700         10,795,221
                                                                                                                 --------------
                                                                                                                     51,054,037
                                                                                                                 --------------
  CONSUMER DURABLES 3.8%
a Activision Inc. ..............................................................................     752,900         11,368,790
  Harman International Industries Inc. .........................................................     188,800         15,753,472
a NVR Inc. .....................................................................................      12,300          6,580,500
a Scientific Games Corp., A ....................................................................     283,300          9,008,940
a Tenneco Inc. .................................................................................     219,000          5,122,410
                                                                                                                 --------------
                                                                                                                     47,834,112
                                                                                                                 --------------
  CONSUMER NON-DURABLES 1.1%
  Wolverine World Wide Inc. ....................................................................     503,900         14,265,409
                                                                                                                 --------------
  CONSUMER SERVICES 3.1%
  Four Seasons Hotels Inc. (Canada) ............................................................      98,100          6,263,685
  Hilton Hotels Corp. ..........................................................................     320,700          8,931,495
  Orient-Express Hotels Ltd., A ................................................................     241,400          9,023,532
a XM Satellite Radio Holdings Inc., A ..........................................................   1,133,800         14,614,682
                                                                                                                 --------------
                                                                                                                     38,833,394
                                                                                                                 --------------
  DISTRIBUTION SERVICES 1.7%
a Henry Schein Inc. ............................................................................     124,900          6,262,486
a WESCO International Inc. .....................................................................     267,800         15,540,434
                                                                                                                 --------------
                                                                                                                     21,802,920
                                                                                                                 --------------
  ELECTRONIC TECHNOLOGY 22.4%
a Coherent Inc. ................................................................................      95,400          3,306,564
  Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil) ...................................     449,400         17,647,938
a F5 Networks Inc. .............................................................................     239,800         12,882,056
a FLIR Systems Inc. ............................................................................     520,500         14,136,780
a FormFactor Inc. ..............................................................................     258,600         10,894,818
  Garmin Ltd. (Cayman Islands) .................................................................     234,900         11,458,422
  Harris Corp. .................................................................................     569,400         25,332,606
a Integrated Device Technology Inc. ............................................................     757,310         12,162,399
  Intersil Corp., A ............................................................................     750,900         18,434,595


                                        Quarterly Statements of Investments | 47

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                      SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  ELECTRONIC TECHNOLOGY (CONTINUED)
  Jabil Circuit Inc. ...........................................................................     332,300     $    9,493,811
a Lam Research Corp. ...........................................................................     310,900         14,093,097
a Logitech International SA, ADR (Switzerland) .................................................     676,400         14,718,464
  Microchip Technology Inc. ....................................................................     489,600         15,872,832
a Microsemi Corp. ..............................................................................     675,800         12,738,830
a Network Appliance Inc. .......................................................................     268,000          9,918,680
  Precision Castparts Corp. ....................................................................     273,400         17,267,944
a Silicon Laboratories Inc. ....................................................................     361,400         11,210,628
a SiRF Technology Holdings Inc. ................................................................     113,900          2,732,461
  Tektronix Inc. ...............................................................................     837,900         24,240,447
a Trimble Navigation Ltd. ......................................................................     392,750         18,490,670
a Varian Inc. ..................................................................................      94,100          4,316,367
a Varian Semiconductor Equipment Associates Inc. ...............................................     106,200          3,897,540
                                                                                                                 --------------
                                                                                                                    285,247,949
                                                                                                                 --------------
  ENERGY MINERALS 3.6%
a Alpha Natural Resources Inc. .................................................................     245,700          3,872,232
a Mariner Energy Inc. ..........................................................................     291,600          5,356,692
  Murphy Oil Corp. .............................................................................     188,300          8,953,665
a Newfield Exploration Co. .....................................................................     387,400         14,930,396
a Southwestern Energy Co. ......................................................................     445,600         13,310,072
                                                                                                                 --------------
                                                                                                                     46,423,057
                                                                                                                 --------------
  FINANCE 8.8%
a Affiliated Managers Group Inc. ...............................................................     200,800         20,102,088
  Boston Private Financial Holdings Inc. .......................................................      65,800          1,834,504
  Brown & Brown Inc. ...........................................................................      19,100            583,696
  Calamos Asset Management Inc., A .............................................................     112,000          3,283,840
  CapitalSource Inc. ...........................................................................     575,287         14,853,910
  Cullen/Frost Bankers Inc. ....................................................................      88,600          5,122,852
a E*TRADE Financial Corp. ......................................................................     613,400         14,672,528
  East West Bancorp Inc. .......................................................................      99,400          3,937,234
  Federated Investors Inc., B ..................................................................     405,100         13,696,431
a GFI Group Inc. ...............................................................................     157,000          8,680,530
a IntercontinentalExchange Inc. ................................................................      30,800          2,312,156
  Nuveen Investments Inc., A ...................................................................     266,400         13,647,672
  optionsXpress Holdings Inc. ..................................................................     225,500          6,286,940
  UCBH Holdings Inc. ...........................................................................     145,400          2,538,684
                                                                                                                 --------------
                                                                                                                    111,553,065
                                                                                                                 --------------
  HEALTH SERVICES 8.2%
a Allscripts Healthcare Solutions Inc. .........................................................     572,100         12,843,645
a Community Health Systems Inc. ................................................................     435,400         16,262,190
a Coventry Health Care Inc. ....................................................................     286,300         14,750,176
a Express Scripts Inc. .........................................................................     163,700         12,357,713
  Omnicare Inc. ................................................................................     230,100          9,915,009


48 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                      SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  HEALTH SERVICES (CONTINUED)
  Pharmaceutical Product Development Inc. ......................................................     296,500     $   10,582,085
a Sierra Health Services Inc. ..................................................................     338,600         12,812,624
a VCA Antech Inc. ..............................................................................     409,600         14,770,176
                                                                                                                 --------------
                                                                                                                    104,293,618
                                                                                                                 --------------
  HEALTH TECHNOLOGY 10.3%
a Adams Respiratory Therapeutics Inc. ..........................................................     143,400          5,247,006
a American Medical Systems Holdings Inc. .......................................................     243,900          4,495,077
a Angiotech Pharmaceuticals Inc. ...............................................................     514,700          4,513,919
  C. R. Bard Inc. ..............................................................................     167,000         12,525,000
a Cytyc Corp. ..................................................................................     275,300          6,739,344
a Digene Corp. .................................................................................     384,700         16,599,805
a Endo Pharmaceuticals Holdings Inc. ...........................................................     385,000         12,531,750
a Fisher Scientific International Inc. .........................................................     118,800          9,294,912
a Intuitive Surgical Inc. ......................................................................      67,500          7,117,875
a Keryx Biopharmaceuticals Inc. ................................................................     206,800          2,446,444
a Kos Pharmaceuticals Inc. .....................................................................     172,900          8,544,718
a The Medicines Co. ............................................................................     195,000          4,399,200
a Telik Inc. ...................................................................................     253,900          4,516,881
a Varian Medical Systems Inc. ..................................................................     245,440         13,104,042
a Waters Corp. .................................................................................     360,200         16,309,856
a Wright Medical Group Inc. ....................................................................     133,400          3,234,950
                                                                                                                 --------------
                                                                                                                    131,620,779
                                                                                                                 --------------
  INDUSTRIAL SERVICES 3.0%
a FMC Technologies Inc. ........................................................................      49,600          2,663,520
a Helix Energy Solutions Group Inc. ............................................................     416,500         13,911,100
  Rowan Cos. Inc. ..............................................................................     354,800         11,222,324
a Superior Energy Services Inc. ................................................................     394,600         10,362,196
                                                                                                                 --------------
                                                                                                                     38,159,140
                                                                                                                 --------------
  PROCESS INDUSTRIES 1.4%
  Bunge Ltd. ...................................................................................     275,500         15,965,225
a Headwaters Inc. ..............................................................................      93,300          2,178,555
                                                                                                                 --------------
                                                                                                                     18,143,780
                                                                                                                 --------------
  PRODUCER MANUFACTURING 6.1%
a Flowserve Corp. ..............................................................................     240,400         12,161,836
  Herman Miller Inc. ...........................................................................     193,900          6,633,319
  Kennametal Inc. ..............................................................................     267,200         15,136,880
a Mettler-Toledo International Inc. (Switzerland) ..............................................     175,300         11,596,095
  Oshkosh Truck Corp. ..........................................................................     220,600         11,133,682
a RTI International Metals Inc. ................................................................     102,400          4,462,592
a Terex Corp. ..................................................................................     358,200         16,197,804
                                                                                                                 --------------
                                                                                                                     77,322,208
                                                                                                                 --------------


                                        Quarterly Statements of Investments | 49

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND                                                     SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  REAL ESTATE DEVELOPMENT 0.1%
  Jones Lang LaSalle Inc. ......................................................................      18,300     $    1,564,284
                                                                                                                 --------------
  RETAIL TRADE 2.2%
  Advance Auto Parts Inc. ......................................................................     226,800          7,470,792
  Dollar General Corp. .........................................................................     437,000          5,956,310
  Fastenal Co. .................................................................................     224,500          8,658,965
  Ross Stores Inc. .............................................................................     232,600          5,910,366
                                                                                                                 --------------
                                                                                                                     27,996,433
                                                                                                                 --------------
  TECHNOLOGY SERVICES 9.4%
a Akamai Technologies Inc. .....................................................................     287,300         14,362,127
a Alliance Data Systems Corp. ..................................................................     226,100         12,478,459
a Amdocs Ltd. ..................................................................................     595,900         23,597,640
a Cognizant Technology Solutions Corp., A ......................................................     297,900         22,062,474
  Global Payments Inc. .........................................................................     168,700          7,424,487
a Hyperion Solutions Corp. .....................................................................     445,400         15,357,392
a Marchex Inc., B ..............................................................................     330,200          5,065,268
a NeuStar Inc., A ..............................................................................     331,100          9,188,025
a Nuance Communications Inc. ...................................................................     864,800          7,065,416
a Salesforce.com Inc. ..........................................................................     103,300          3,706,404
                                                                                                                 --------------
                                                                                                                    120,307,692
                                                                                                                 --------------
  TRANSPORTATION 3.7%
  C.H. Robinson Worldwide Inc. .................................................................     350,200         15,611,916
  Expeditors International of Washington Inc. ..................................................     289,400         12,901,452
a JetBlue Airways Corp. ........................................................................     874,950          8,110,786
  Landstar System Inc. .........................................................................     235,400         10,051,580
                                                                                                                 --------------
                                                                                                                     46,675,734
                                                                                                                 --------------
  UTILITIES 1.0%
  Constellation Energy Group ...................................................................     215,500         12,757,600
                                                                                                                 --------------
  TOTAL COMMON STOCKS (COST $1,012,937,143) ....................................................                  1,239,978,501
                                                                                                                 --------------
  SHORT TERM INVESTMENT (COST $29,677,210) 2.3%
  MONEY MARKET FUND 2.3%
b Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% .........................  29,677,210         29,677,210
                                                                                                                 --------------
  TOTAL INVESTMENTS (COST $1,042,614,353) 99.7% ................................................                  1,269,655,711
  OTHER ASSETS, LESS LIABILITIES 0.3% ..........................................................                      3,892,139
                                                                                                                 --------------
  NET ASSETS 100.0% ............................................................................                 $1,273,547,850
                                                                                                                 ==============

See Selected Portfolio Abbreviations on page 119.

a     Non-income producing for the twelve months ended September 30, 2006.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


50 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                            COUNTRY/ORGANIZATION        SHARES              VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 94.5%
  CONVERTIBLE PREFERRED STOCKS 0.9%
  ENERGY MINERALS 0.2%
  Chesapeake Energy Corp., 6.25%, cvt. pfd. .........................      United States               6,600      $    1,655,715
                                                                                                                  --------------
  FINANCE 0.2%
  Fannie Mae, 5.375%, cvt. pfd. .....................................      United States                  16           1,544,360
                                                                                                                  --------------
  HEALTH TECHNOLOGY 0.3%
  Schering-Plough Corp., 6.00%, cvt. pfd. ...........................      United States              48,000           2,668,320
                                                                                                                  --------------
  PROCESS INDUSTRIES 0.2%
  Huntsman Corp., 5.00%, cvt. pfd. ..................................      United States              43,000           1,741,500
                                                                                                                  --------------
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $7,906,960) ..............                                                  7,609,895
                                                                                                                  --------------
                                                                                            -------------------
                                                                                             PRINCIPAL AMOUNT a
                                                                                            -------------------
b SENIOR FLOATING RATE INTERESTS 10.9%
  COMMERCIAL SERVICES 0.6%
  Affiliated Computer Services Inc.,
       Additional Term Loan, 7.39% - 7.40%, 3/20/13 .................      United States           2,194,500           2,196,870
       Term Loan B, 7.389%, 3/20/13 .................................      United States             333,480             333,840
  R.H. Donnelley Inc.,
       Term Loan A-4, 6.58% - 6.76%, 12/31/09 .......................      United States              62,634              62,156
       Term Loan D-2, 6.83% - 6.90%, 6/30/11 ........................      United States           2,842,752           2,820,920
                                                                                                                  --------------
                                                                                                                       5,413,786
                                                                                                                  --------------
  COMMUNICATIONS 1.1%
  Alaska Communications Systems Holdings Inc.,
       2006-1 Incremental Facility Loan, 7.117%, 2/01/12 ............      United States             180,000             179,503
       Incremental Term Loan, 7.117%, 2/01/12 .......................      United States              54,400              54,251
       Term Loan, 7.117%, 2/01/12 ...................................      United States           3,135,600           3,126,977
  Hawaiian Telecom Communications Inc.,
       Term Loan A, 7.62%, 4/30/12 ..................................      United States             159,773             159,185
       Term Loan B, 7.62%, 10/31/12 .................................      United States           2,826,826           2,822,472
  Windstream Corp., Term Loan B, 7.26%, 7/17/13 .....................      United States           2,846,019           2,856,237
                                                                                                                  --------------
                                                                                                                       9,198,625
                                                                                                                  --------------
  CONSUMER DURABLES 0.9%
  Eastman Kodak Co.,
       Term Loan B1, 7.639% - 7.75%, 10/18/12 .......................      United States           2,231,416           2,227,287
       Term Loan B2 (Delayed Draw), 7.655% - 7.757%, 10/18/12 .......      United States             759,860             758,424
  Jarden Corp., Term Loan B2, 7.117%, 1/24/12 .......................      United States           2,609,334           2,594,905
  Stile Acquisition Corp. (Masonite), Canadian Term Loan,
     7.367% - 7.49%, 4/05/13 ........................................         Canada               1,299,984           1,279,678
  Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan,
     7.367% - 7.49%, 4/05/13 ........................................      United States           1,302,198           1,281,858
                                                                                                                  --------------
                                                                                                                       8,142,152
                                                                                                                  --------------


                                        Quarterly Statements of Investments | 51

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                            COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a     VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  CONSUMER NON-DURABLES 0.6%
  CBRL Group (Cracker Barrel), Term Loan B1, 6.93% - 6.97%,
     4/27/13 ........................................................      United States           1,037,478      $    1,025,568
  Constellation Brands Inc., Term Loan B, 6.938% - 7.00%,
     6/05/13 ........................................................      United States           2,165,000           2,171,820
  Reynolds American Inc., Term Loan B, 7.25% - 7.313%,
     5/31/12 ........................................................      United States           2,112,414           2,118,604
                                                                                                                  --------------
                                                                                                                       5,315,992
                                                                                                                  --------------
  CONSUMER SERVICES 2.2%
  CSC Holdings Inc. (Cablevision), Incremental Term Loan,
     7.11% - 7.258%, 3/29/13 ........................................      United States           2,487,500           2,470,933
  Hertz Corp.,
       Credit Link, 5.39%, 12/21/12 .................................      United States             277,778             279,256
       Term Loan B, 7.58% - 7.73%, 12/21/12 .........................      United States           2,212,515           2,224,285
  MCC Iowa,
       Term Loan D-1, 7.002% - 7.37%, 1/31/15 .......................      United States             620,000             619,219
       Term Loan D-2 (Delayed Draw), 7.38%, 1/31/15 .................      United States             835,000             833,948
  Mediacom LLC, Term Loan C, 7.002% - 7.37%, 1/31/15 ................      United States             906,569             905,989
  Mission Broadcasting Inc., Term Loan B, 7.117%, 10/01/12 ..........      United States           1,155,874           1,153,077
  Nexstar Broadcasting Inc., Term Loan B, 7.117%, 10/01/12 ..........      United States           1,095,495           1,092,844
  Penn National Gaming Inc., Term Loan B, 7.02% - 7.25%,
     10/03/12 .......................................................      United States           2,755,451           2,765,536
  Regal Cinemas Corp., Term Loan B, 7.117%, 11/10/10 ................      United States           2,388,432           2,380,789
  UPC Financing Partnership,
       Term Loan J2, 7.64%, 3/31/13 .................................       Netherlands            1,285,000           1,285,501
       Term Loan K2, 7.64%, 12/31/13 ................................       Netherlands            1,285,000           1,285,501
  VML US Finance LLC (Venetian Macau), Term Loan B, 8.12%,
     5/26/13 ........................................................      United States           1,860,000           1,869,449
                                                                                                                  --------------
                                                                                                                      19,166,327
                                                                                                                  --------------
  ENERGY MINERALS 0.5%
  Citgo Petroleum Corp., Term Loan B, 6.703%, 11/15/12 ..............      United States           2,325,602           2,331,718
  Niska Gas Storage Canada ULC (C/R Gas),
       Asset Sale Term Loan, 7.14%, 5/13/11 .........................         Canada                 293,333             292,964
       Canadian Term Loan, 7.14% - 7.171%, 5/12/13 ..................         Canada               1,605,633           1,602,984
  Niska Gas Storage U.S. LLC (C/R Gas), U.S. Term Loan,
     7.14% - 7.171%, 5/12/13 ........................................      United States             306,460             305,476
                                                                                                                  --------------
                                                                                                                       4,533,142
                                                                                                                  --------------
  FINANCE 1.3%
  Ameritrade Holding Corp., Term Loan B, 6.83%, 12/31/12 ............      United States           2,203,255           2,204,268
  Avis Budget Car Rental LLC, Term Loan, 6.75%, 4/19/12 .............      United States           2,886,786           2,863,143
  Fidelity National Information Services Inc., Term Loan B, 7.08%,
     3/09/13 ........................................................      United States           3,194,583           3,197,969


52 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                            COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a      VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  FINANCE (CONTINUED)
  Nasdaq Stock Market Inc.,
       Term Loan B, 6.971% - 7.117%, 4/18/12 ........................     United States           1,786,269       $    1,784,572
       Term Loan C (Delayed Draw), 7.03% - 7.16%, 4/18/12 ...........     United States           1,051,172            1,050,173
                                                                                                                  --------------
                                                                                                                      11,100,125
                                                                                                                  --------------
  HEALTH SERVICES 0.6%
  Fresenius Medical Care Holdings Inc., Term Loan B,
     6.742% - 6.775%, 3/31/13 .......................................      United States           2,288,500           2,276,027
  LifePoint Hospitals Inc., Term Loan B, 6.949%, 4/11/12 ............      United States           2,731,634           2,721,227
                                                                                                                  --------------
                                                                                                                       4,997,254
                                                                                                                  --------------
  INDUSTRIAL SERVICES 0.3%
  Allied Waste North America Inc.,
       Credit Link, 5.348%, 1/15/12 .................................      United States             636,735             636,136
       Term Loan B, 7.17% - 7.27%, 1/15/12 ..........................      United States           1,604,790           1,603,281
                                                                                                                  --------------
                                                                                                                       2,239,417
                                                                                                                  --------------
  PROCESS INDUSTRIES 1.1%
  Georgia-Pacific Corp.,
       Second Lien Term Loan, 8.39%, 12/23/13 .......................      United States             375,000             378,638
       Term Loan B, 7.367% - 7.485%, 12/20/12 .......................      United States           2,154,297           2,160,329
  Hexion Specialty Chemicals BV, Term Loan C-2, 7.37%,
     5/05/13 ........................................................       Netherlands              559,528             554,067
  Hexion Specialty Chemicals Inc., Term Loan C-1, 7.563%,
     5/05/13 ........................................................      United States           2,582,216           2,557,013
  Ineos U.S. Finance LLC,
       Term Loan B2, 7.611% - 7.615%, 12/16/13 ......................      United States           1,092,200           1,100,774
       Term Loan C2, 8.111% - 8.115%, 12/23/14 ......................      United States           1,092,200           1,100,763
c Lyondell Chemical Co., Term Loan, 9.00%, 8/16/13 ..................      United States           1,380,740           1,385,793
  Nalco Co., Term Loan B, 7.08% - 9.00%, 11/04/09 ...................      United States             676,481             678,720
                                                                                                                  --------------
                                                                                                                       9,916,097
                                                                                                                  --------------
  REAL ESTATE INVESTMENT TRUSTS 0.7%
  Capital Automotive REIT, Term Loan B, 7.08%, 12/10/10 .............      United States           2,802,399           2,803,184
  Lion Gables Realty LP, Term Loan B, 7.08%, 9/30/07 ................      United States              26,951              26,951
  Macerich Co., Term Loan B, 6.875%, 4/25/10 ........................      United States           1,842,000           1,834,761
  Trizec Partners Real Estate LP, Term Loan B, 6.775%, 5/02/07 ......      United States           1,235,000           1,233,666
                                                                                                                  --------------
                                                                                                                       5,898,562
                                                                                                                  --------------
  RETAIL TRADE 0.3%
c The William Carter Co., Term Loan B, 6.758% - 6.985%, 7/14/12 .....      United States           2,323,941           2,318,387
                                                                                                                  --------------
  TECHNOLOGY SERVICES 0.3%
  SunGard Data Systems Inc., Term Loan, 7.999%, 2/11/13 .............      United States           2,354,709           2,370,956
                                                                                                                  --------------
  TRANSPORTATION 0.1%
  Laidlaw International Inc., Term Loan B, 7.117%, 6/28/12 ..........      United States             470,820             471,846
  Laidlaw Transit Inc., Term Loan B, 7.117%, 6/28/12 ................         Canada                 157,605             157,949
                                                                                                                  --------------
                                                                                                                         629,795
                                                                                                                  --------------


                                      Quarterly Statements of Investments | 53

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                             COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT a      VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
b SENIOR FLOATING RATE INTERESTS (CONTINUED)
  UTILITIES 0.3%
  Astoria Generating Co. Acquisitions LLC,
       L/C Term Loan, 7.33%, 2/23/11 ................................       United States          102,513       $      102,616
       Term Loan B, 7.39%, 2/23/13 ..................................       United States          433,494              434,105
  NRG Energy Inc.,
       Credit Link, 7.367%, 2/01/13 .................................       United States          316,556              317,015
       Term Loan B, 7.367%, 2/01/13 .................................       United States        1,381,502            1,383,492
                                                                                                                 --------------
                                                                                                                      2,237,228
                                                                                                                 --------------
  TOTAL SENIOR FLOATING RATE INTERESTS (COST $94,541,274) ...........                                                93,477,845
                                                                                                                 --------------
  CORPORATE BONDS 34.5%
  COMMERCIAL SERVICES 1.9%
  Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 ........       United States          668,000              748,995
  Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 .............       United States        2,200,000            2,387,000
  Iron Mountain Inc., senior sub. note, 8.75%, 7/15/18 ..............       United States        2,800,000            2,919,000
  JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to
     5/17/07, 10.67% thereafter, 5/15/13 ............................       United States        1,000,000              870,000
  JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ........       United States        1,900,000            1,919,000
  Lamar Media Corp., senior sub. note,
       7.25%, 1/01/13 ...............................................       United States        2,700,000            2,730,375
     d 144A, 6.625%, 8/15/15 ........................................       United States          400,000              385,500
  R.H. Donnelley Corp., senior note, 8.875%, 1/15/16 ................       United States          800,000              806,000
  United Rentals North America Inc., senior sub. note, 7.75%,
     11/15/13 .......................................................       United States        3,200,000            3,168,000
                                                                                                                 --------------
                                                                                                                     15,933,870
                                                                                                                 --------------
  COMMUNICATIONS 3.8%
  Dobson Cellular Systems Inc., senior secured note, 9.875%,
     11/01/12 .......................................................       United States        2,800,000            3,017,000
  Embarq Corp., senior note, 7.082%, 6/01/16 ........................       United States        3,300,000            3,372,181
  Inmarsat Finance II PLC, senior note, zero cpn. to 11/15/08,
     10.375% thereafter, 11/15/12 ...................................       United Kingdom       2,500,000            2,225,000
  Intelsat Bermuda Ltd., senior note, 8.25%, 1/15/13 ................          Bermuda           3,300,000            3,357,750
  Millicom International Cellular SA, senior note, 10.00%,
     12/01/13 .......................................................         Luxembourg         3,000,000            3,236,250
  Qwest Communications International Inc., senior note, 7.50%,
     2/15/14 ........................................................       United States        3,300,000            3,324,750
  Rogers Wireless Inc., senior secured note, 7.25%, 12/15/12 ........           Canada           2,600,000            2,733,250
  Telecom Italia Capital, senior note, 4.95%, 9/30/14 ...............           Italy            2,500,000            2,302,950
  Verizon New York Inc., senior deb.,
       7.375%, 4/01/32 ..............................................       United States          400,000              418,155
       A, 6.875%, 4/01/12 ...........................................       United States        2,700,000            2,818,865
d Wind Acquisition Finance SA, senior note, 144A, 10.75%,
     12/01/15 .......................................................           Italy            2,600,000            2,882,750
d Windstream Corp., senior note, 144A, 8.625%, 8/01/16 ..............       United States        2,700,000            2,902,500
                                                                                                                 --------------
                                                                                                                     32,591,401
                                                                                                                 --------------


54 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                             COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT a      VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  CONSUMER DURABLES 2.2%
  Beazer Homes USA Inc., senior note, 8.125%, 6/15/16 ...............       United States        3,300,000       $    3,225,750
  Ford Motor Credit Co.,
       5.625%, 10/01/08 .............................................       United States        3,200,000            3,071,261
       senior note, 9.875%, 8/10/11 .................................       United States        1,000,000            1,035,800
  General Motors Acceptance Corp.,
       7.25%, 3/02/11 ...............................................       United States        2,500,000            2,516,635
       6.875%, 8/28/12 ..............................................       United States        2,000,000            1,981,970
  General Motors Corp., senior deb., 8.25%, 7/15/23 .................       United States        1,200,000            1,045,500
  Jostens IH Corp., senior sub. note, 7.625%, 10/01/12 ..............       United States        1,400,000            1,414,000
  KB Home, senior note,
       6.25%, 6/15/15 ...............................................       United States        1,700,000            1,571,937
       7.25%, 6/15/18 ...............................................       United States        1,400,000            1,349,109
  William Lyon Homes Inc., senior note, 7.625%, 12/15/12 ............       United States        1,600,000            1,300,000
                                                                                                                 --------------
                                                                                                                     18,511,962
                                                                                                                 --------------
  CONSUMER NON-DURABLES 1.9%
  Dole Foods Co., senior note, 7.25%, 6/15/10 .......................       United States          600,000              559,500
d Reynolds American Inc., senior secured note, 144A, 7.625%,
     6/01/16 ........................................................       United States        3,500,000            3,648,082
d SABMiller PLC, 144A, 6.20%, 7/01/11 ...............................        South Africa        2,600,000            2,670,998
  Smithfield Foods Inc., senior note,
       7.00%, 8/01/11 ...............................................       United States        1,700,000            1,721,250
       7.75%, 5/15/13 ...............................................       United States        1,500,000            1,552,500
  Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ...........       United States        3,300,000            2,656,500
  Tyson Foods Inc., senior note,
       8.25%, 10/01/11 ..............................................       United States        2,800,000            3,012,822
       6.85%, 4/01/16 ...............................................       United States          500,000              515,723
                                                                                                                 --------------
                                                                                                                     16,337,375
                                                                                                                 --------------
  CONSUMER SERVICES 7.0%
e Adelphia Communications Corp., senior note, 10.875%,
     10/01/10 .......................................................       United States          800,000              498,000
  AMC Entertainment Inc., senior sub. note, 9.875%, 2/01/12 .........       United States        2,800,000            2,891,000
  Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 .........       United States        1,300,000            1,322,750
  CanWest Media Inc., senior sub. note, 8.00%, 9/15/12 ..............           Canada           2,800,000            2,779,000
  CCH I Holdings LLC, senior note, 9.92%, 4/01/14 ...................       United States          400,000              275,500
  CCH I LLC, senior secured note, 11.00%, 10/01/15 ..................       United States          400,000              366,000
  CCH II LLC, senior note, 10.25%, 9/15/10 ..........................       United States        2,900,000            2,972,500
  Clear Channel Communications Inc., senior note, 5.75%,
     1/15/13 ........................................................       United States        3,300,000            3,175,620
  Comcast Corp., 5.65%, 6/15/35 .....................................       United States        3,300,000            3,004,029
  CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ...................       United States        1,300,000            1,337,375
  DIRECTV Holdings LLC, senior note,
       8.375%, 3/15/13 ..............................................       United States        1,000,000            1,041,250
       6.375%, 6/15/15 ..............................................       United States          500,000              472,500
  EchoStar DBS Corp., senior note, 6.375%, 10/01/11 .................       United States        2,900,000            2,831,125


                                        Quarterly Statements of Investments | 55

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                             COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT a      VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  CONSUMER SERVICES (CONTINUED)
  Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 ............       United States        1,500,000       $    1,505,625
  Harrah's Operating Co. Inc., 6.50%, 6/01/16 .......................       United States        3,300,000            3,240,669
  Liberty Media Corp., senior note, 5.70%, 5/15/13 ..................       United States        2,800,000            2,656,139
d Lighthouse International Co. SA, senior note, 144A, 8.00%,
     4/30/14 ........................................................           Italy            2,400,000 EUR        3,298,588
  LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ............       United States        3,000,000            2,812,500
  MGM MIRAGE Inc., senior note, 6.625%, 7/15/15 .....................       United States        4,100,000            3,956,500
  News America Inc., 5.30%, 12/15/14 ................................       United States        3,300,000            3,240,867
  Pinnacle Entertainment Inc., senior sub. note,
       8.25%, 3/15/12 ...............................................       United States          100,000              101,750
       8.75%, 10/01/13 ..............................................       United States        2,100,000            2,239,125
  Quebecor Media Inc., senior note, 7.75%, 3/15/16 ..................           Canada           1,800,000            1,811,250
  Radio One Inc., senior sub. note, 6.375%, 2/15/13 .................       United States        2,800,000            2,562,000
  Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 .........       United States        3,300,000            3,290,295
  Station Casinos Inc.,
       senior note, 6.00%, 4/01/12 ..................................       United States          700,000              679,000
       senior sub. note, 6.50%, 2/01/14 .............................       United States          700,000              658,875
       senior sub. note, 6.875%, 3/01/16 ............................       United States        1,800,000            1,696,500
d Viacom Inc., senior note, 144A, 6.25%, 4/30/16 ....................       United States        3,300,000            3,276,864
                                                                                                                 --------------
                                                                                                                     59,993,196
                                                                                                                 --------------
  ELECTRONIC TECHNOLOGY 1.3%
  DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 ..........       United States        2,500,000            2,550,000
  L-3 Communications Corp., senior sub. note,
       5.875%, 1/15/15 ..............................................       United States        2,900,000            2,769,500
       6.375%, 10/15/15 .............................................       United States          400,000              391,000
  Sanmina-SCI Corp., senior sub. note,
       6.75%, 3/01/13 ...............................................       United States        2,300,000            2,179,250
       8.125%, 3/01/16 ..............................................       United States          400,000              394,000
  Solectron Global Finance Ltd., senior sub. note, 8.00%,
     3/15/16 ........................................................       United States        2,600,000            2,587,000
                                                                                                                 --------------
                                                                                                                     10,870,750
                                                                                                                 --------------
  ENERGY MINERALS 1.8%
  Chesapeake Energy Corp., senior note,
       7.625%, 7/15/13 ..............................................       United States          500,000              513,125
       6.625%, 1/15/16 ..............................................       United States          100,000               97,000
       6.25%, 1/15/18 ...............................................       United States        3,300,000            3,077,250
d Mariner Energy Inc., senior note, 144A, 7.50%, 4/15/13 ............       United States        2,700,000            2,592,000
  Massey Energy Co., senior note, 6.875%, 12/15/13 ..................       United States        2,600,000            2,366,000
  Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 .............       United States        1,600,000            1,584,000
  Plains Exploration & Production Co., senior note, 7.125%,
     6/15/14 ........................................................       United States        2,600,000            2,730,000
  Pogo Producing Co., senior sub. note,
       6.875%, 10/01/17 .............................................       United States        2,600,000            2,492,750
     d 144A, 7.875%, 5/01/13 ........................................       United States          300,000              307,125
                                                                                                                 --------------
                                                                                                                     15,759,250
                                                                                                                 --------------


56 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                             COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT a      VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  FINANCE 0.3%
d Landsbanki Islands HF, 144A, 6.10%, 8/25/11 .......................          Iceland           2,600,000       $    2,629,975
                                                                                                                 --------------
  HEALTH SERVICES 2.0%
  DaVita Inc., senior sub. note, 7.25%, 3/15/15 .....................       United States        3,100,000            3,061,250
  Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 ..........          Germany           3,000,000            3,052,500
  HCA Inc.,
       6.50%, 2/15/16 ...............................................       United States          900,000              724,500
       senior note, 8.75%, 9/01/10 ..................................       United States        2,200,000            2,227,500
  Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 .............       United States        3,200,000            2,828,000
  Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
     10/01/14 .......................................................       United States        2,600,000            2,535,000
  WellPoint Inc., 5.25%, 1/15/16 ....................................       United States        2,600,000            2,552,092
                                                                                                                 --------------
                                                                                                                     16,980,842
                                                                                                                 --------------
  INDUSTRIAL SERVICES 1.6%
  Allied Waste North America Inc., senior secured note,
       6.50%, 11/15/10 ..............................................       United States        1,700,000            1,683,000
       B, 5.75%, 2/15/11 ............................................       United States          900,000              867,375
  Copano Energy LLC, senior note, 8.125%, 3/01/16 ...................       United States        2,000,000            2,035,000
  El Paso Corp., senior note, 7.875%, 6/15/12 .......................       United States        1,900,000            1,980,750
  El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 ..........       United States        2,400,000            2,484,000
  Hanover Compressor Co., senior note, 7.50%, 4/15/13 ...............       United States          900,000              904,500
  Hanover Equipment Trust 01, senior secured note, B, 8.75%,
     9/01/11 ........................................................       United States        1,500,000            1,567,500
  Markwest Energy Partners, senior note, 6.875%, 11/01/14 ...........       United States        2,600,000            2,457,000
                                                                                                                 --------------
                                                                                                                     13,979,125
                                                                                                                 --------------
  NON-ENERGY MINERALS 0.4%
d Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ...................           Canada           3,300,000            3,151,500
                                                                                                                 --------------
  PROCESS INDUSTRIES 4.2%
  Abitibi-Consolidated Co. of Canada, senior note, 8.375%,
     4/01/15 ........................................................           Canada           3,100,000            2,836,500
d Basell AF SCA, senior note, 144A, 8.375%, 8/15/15 .................          Germany           2,800,000            2,793,000
  BCP Crystal Holdings Corp., senior sub. note, 9.625%,
     6/15/14 ........................................................       United States        3,300,000            3,597,000
  Buckeye Technologies Inc., senior sub. note, 8.00%,
     10/15/10 .......................................................       United States        1,800,000            1,737,000
  Bunge Ltd. Finance Corp., senior note, 5.10%, 7/15/15 .............       United States        3,100,000            2,894,442
  Crown Americas Inc., senior note, 7.75%, 11/15/15 .................       United States        3,200,000            3,256,000
  Graphic Packaging International Corp., senior note, 8.50%,
     8/15/11 ........................................................       United States        2,500,000            2,568,750
  JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 .................          Ireland           2,700,000            2,565,000
  Lyondell Chemical Co., senior note, 8.00%, 9/15/14 ................       United States        1,500,000            1,526,250
  Nalco Co., senior sub. note, 8.875%, 11/15/13 .....................       United States        3,200,000            3,352,000
  Owens-Brockway Glass Container Inc., senior note, 6.75%,
     12/01/14 .......................................................       United States        3,300,000            3,151,500


                                        Quarterly Statements of Investments | 57

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                             COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT a      VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CORPORATE BONDS (CONTINUED)
  PROCESS INDUSTRIES (CONTINUED)
  Rhodia SA, senior note, 10.25%, 6/01/10 ...........................           France           2,600,000       $    2,925,000
d Verso Paper Holdings LLC, senior secured note, 144A, 9.125%,
     8/01/14 ........................................................       United States        2,600,000            2,629,250
                                                                                                                 --------------
                                                                                                                     35,831,692
                                                                                                                 --------------
  PRODUCER MANUFACTURING 1.6%
  Case New Holland Inc., senior note, 9.25%, 8/01/11 ................       United States        3,200,000            3,408,000
  Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 ........       United States        2,700,000            2,598,750
d Invensys PLC, senior note, 144A, 9.875%, 3/15/11 ..................       United Kingdom       1,666,000            1,807,610
  Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 .......       United States          500,000              477,500
  Nortek Inc., senior sub. note, 8.50%, 9/01/14 .....................       United States        3,100,000            2,945,000
d RBS Global & Rexnord Corp., senior note, 144A, 9.50%,
     8/01/14 ........................................................       United States        2,600,000            2,652,000
                                                                                                                 --------------
                                                                                                                     13,888,860
                                                                                                                 --------------
  REAL ESTATE DEVELOPMENT 0.6%
  EOP Operating LP, 4.75%, 3/15/14 ..................................       United States        3,000,000            2,842,044
  Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ........       United States        2,500,000            2,562,500
                                                                                                                 --------------
                                                                                                                      5,404,544
                                                                                                                 --------------
  REAL ESTATE INVESTMENT TRUSTS 0.4%
  Host Marriott LP, senior note,
       K, 7.125%, 11/01/13 ..........................................       United States        2,200,000            2,238,500
       M, 7.00%, 8/15/12 ............................................       United States        1,100,000            1,117,875
                                                                                                                 --------------
                                                                                                                      3,356,375
                                                                                                                 --------------
  RETAIL TRADE 0.4%
  GSC Holdings Corp., senior note, 8.00%, 10/01/12 ..................       United States        2,700,000            2,794,500
  Rite Aid Corp., senior note, 9.25%, 6/01/13 .......................       United States        1,000,000              985,000
                                                                                                                 --------------
                                                                                                                      3,779,500
                                                                                                                 --------------
  TECHNOLOGY SERVICES 0.8%
  Oracle Corp., 5.25%, 1/15/16 ......................................       United States        3,300,000            3,253,315
  SunGard Data Systems Inc.,
       senior note, 9.125%, 8/15/13 .................................       United States        1,600,000            1,664,000
       senior sub note, 10.25%, 8/15/15 .............................       United States        1,700,000            1,759,500
                                                                                                                 --------------
                                                                                                                      6,676,815
                                                                                                                 --------------
  UTILITIES 2.3%
d Allegheny Energy Supply, 144A, 8.25%, 4/15/12 .....................       United States        2,200,000            2,409,000
  Aquila Inc., senior note, 9.95%, 2/01/11 ..........................       United States        2,300,000            2,534,271
  Dynegy Holdings Inc., senior note, 8.375%, 5/01/16 ................       United States        3,100,000            3,169,750
  Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .......       United States        2,300,000            2,466,750
  Mirant North America LLC, senior note, 7.375%, 12/31/13 ...........       United States        2,500,000            2,515,625
  NRG Energy Inc., senior note, 7.375%, 2/01/16 .....................       United States        3,200,000            3,188,000
  TXU Corp., senior note, P, 5.55%, 11/15/14 ........................       United States        3,300,000            3,134,267
                                                                                                                 --------------
                                                                                                                     19,417,663
                                                                                                                 --------------
  TOTAL CORPORATE BONDS (COST $294,857,851) .........................                                               295,094,695
                                                                                                                 --------------


58 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                             COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT a      VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  CONVERTIBLE BONDS 0.6%
  CONSUMER SERVICES 0.2%
  Carnival Corp., cvt., senior deb., 2.00%, 4/15/21 .................       United States        1,800,000       $    2,246,328
                                                                                                                 --------------
  ELECTRONIC TECHNOLOGY 0.4%
  Fairchild Semiconductor Corp., cvt., 5.00%, 11/01/08 ..............       United States        1,100,000            1,094,500
  Intel Corp., cvt., sub. deb., 2.95%, 12/15/35 .....................       United States        2,400,000            2,164,488
                                                                                                                 --------------
                                                                                                                      3,258,988
                                                                                                                 --------------
  TOTAL CONVERTIBLE BONDS (COST $5,030,956) .........................                                                 5,505,316
                                                                                                                 --------------
  ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED
  SECURITIES 1.6%
  FINANCE 1.6%
  Countrywide Asset-Backed Certificates,
       2004-7, AF4, 4.774%, 8/25/32 .................................       United States          440,000              435,938
       2005-11, AF4, 5.21%, 3/25/34 .................................       United States        1,275,000            1,252,915
  GE Capital Commercial Mortgage Corp., 2003-CI, A4, 4.819%,
     1/10/38 ........................................................       United States          934,225              913,261
  JPMorgan Chase Commercial Mortgage Securities Corp.,
     b 2004-CB9, A4, 5.558%, 6/12/41 ................................       United States        5,096,445            5,164,038
       2004-LN2, A2, 5.115%, 7/15/41 ................................       United States          412,616              406,652
d Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 ..........       United States           18,461               18,397
b Morgan Stanley Capital I, 2004-IQ7, A4, 5.564%, 6/15/38 ...........       United States        4,000,000            4,036,296
  Residential Asset Securities Corp.,
       2002-KS8, A4, 4.58%, 11/25/30 ................................       United States          201,829              200,717
       2004-KS1, AI4, 4.213%, 4/25/32 ...............................       United States          476,062              469,149
  Residential Funding Mortgage Securities II, 2005-HI1, A4,
     4.70%, 8/25/34 .................................................       United States        1,000,000              988,238
                                                                                                                 --------------
  TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
     MORTGAGE-BACKED SECURITIES (COST $14,279,967) ..................                                                13,885,601
                                                                                                                 --------------
  MORTGAGE-BACKED SECURITIES 12.5%
b FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.1%
  FHLMC, 4.687%, 1/01/33 ............................................       United States          388,922              389,646
                                                                                                                 --------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 5.2%
  FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19 .....................       United States        4,572,730            4,414,967
  FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19 .....................       United States        5,349,992            5,264,813
  FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19 ......................       United States        1,318,661            1,320,577
  FHLMC Gold 15 Year, 6.00%, 5/01/17 ................................       United States           49,700               50,432
  FHLMC Gold 15 Year, 6.50%, 5/01/16 ................................       United States           23,165               23,661
  FHLMC Gold 30 Year, 5.00%, 4/01/34 - 8/01/35 ......................       United States        3,306,582            3,186,160
  FHLMC Gold 30 Year, 5.50%, 3/01/33 - 6/01/36 ......................       United States       12,434,100           12,278,575
  FHLMC Gold 30 Year, 6.00%, 4/01/33 - 6/01/36 ......................       United States       14,040,192           14,125,913
  FHLMC Gold 30 Year, 6.50%, 12/01/23 - 6/01/36 .....................       United States        3,482,795            3,551,087
  FHLMC Gold 30 Year, 7.00%, 9/01/21 - 6/01/32 ......................       United States          232,078              239,563
  FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31 ......................       United States            5,061                5,246
                                                                                                                 --------------
                                                                                                                     44,460,994
                                                                                                                 --------------


                                        Quarterly Statements of Investments | 59

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                             COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT a      VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
b FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.2%
  FNMA, 4.51%, 4/01/20 ..............................................       United States          273,210       $      267,511
  FNMA, 4.606%, 12/01/34 ............................................       United States        1,566,005            1,543,340
                                                                                                                 --------------
                                                                                                                      1,810,851
                                                                                                                 --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 6.1%
  FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20 ............................       United States          894,175              863,976
  FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18 ...........................       United States        1,085,200            1,069,742
  FNMA 15 Year, 5.50%, 10/01/16 - 4/01/21 ...........................       United States        2,877,013            2,877,149
  FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16 ............................       United States           44,983               45,700
  FNMA 15 Year, 7.00%, 5/01/12 ......................................       United States            5,543                5,679
  FNMA 30 Year, 5.00%, 4/01/34 - 10/01/35 ...........................       United States        2,074,078            1,996,770
  FNMA 30 Year, 5.50%, 8/01/33 - 5/01/36 ............................       United States       24,366,601           24,032,453
  FNMA 30 Year, 6.00%, 6/01/34 - 10/01/36 ...........................       United States       20,714,926           20,815,828
  FNMA 30 Year, 6.50%, 6/01/28 - 9/01/32 ............................       United States          795,470              814,220
  FNMA 30 Year, 7.00%, 2/01/29 - 1/01/32 ............................       United States           25,013               25,796
  FNMA 30 Year, 7.50%, 9/01/31 ......................................       United States           27,734               28,703
                                                                                                                 --------------
                                                                                                                     52,576,016
                                                                                                                 --------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 0.9%
  GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34 ......................       United States        2,439,778            2,373,761
  GNMA I SF 30 Year, 5.50%, 12/15/32 - 9/15/34 ......................       United States        2,929,904            2,913,836
  GNMA I SF 30 Year, 6.00%, 1/15/33 - 8/15/36 .......................       United States           17,547               17,773
  GNMA I SF 30 Year, 6.50%, 11/15/31 - 2/15/32 ......................       United States           23,447               24,095
  GNMA I SF 30 Year, 7.00%, 10/15/28 - 6/15/32 ......................       United States          133,705              138,136
  GNMA I SF 30 Year, 7.50%, 9/15/30 .................................       United States            4,390                4,571
  GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33 .....................       United States          648,217              628,373
  GNMA II SF 30 Year, 6.00%, 11/20/34 ...............................       United States          899,489              909,962
  GNMA II SF 30 Year, 6.50%, 4/20/31 - 2/20/34 ......................       United States          391,671              401,233
  GNMA II SF 30 Year, 7.00%, 2/20/33 ................................       United States          425,650              438,009
  GNMA II SF 30 Year, 7.50%, 1/20/28 - 4/20/32 ......................       United States           90,072               93,169
                                                                                                                 --------------
                                                                                                                      7,942,918
                                                                                                                 --------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $108,314,923) ..............                                               107,180,425
                                                                                                                 --------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 8.9%
  FHLMC,
       2.375%, 2/15/07 ..............................................       United States          300,000              296,830
       4.375%, 7/17/15 ..............................................       United States        2,500,000            2,399,225
       4.50%, 1/15/13 ...............................................       United States          580,000              566,897
       4.75%, 1/19/16 ...............................................       United States        2,000,000            1,969,730
       4.875%, 2/17/09 ..............................................       United States        1,950,000            1,948,304
       4.875%, 11/15/13 .............................................       United States          150,000              149,446
       5.50%, 9/15/11 ...............................................       United States          300,000              307,899
       7.00%, 3/15/10 ...............................................       United States          300,000              319,714


60 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME SECURITIES FUND                        COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT a       VALUE
-------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
    FNMA,
         2.125%, 10/09/07 ........................................       United States         890,000,000 JPY    $   7,662,734
         4.25%, 5/15/09 ..........................................       United States             260,000              256,006
         4.375%, 3/15/13 .........................................       United States           3,100,000            3,005,887
         4.375%, 10/15/15 ........................................       United States           1,000,000              964,375
         5.00%, 1/15/07 ..........................................       United States             900,000              899,159
         5.00%, 4/15/15 ..........................................       United States             250,000              251,462
         5.25%, 1/15/09 ..........................................       United States             250,000              251,716
         5.375%, 11/15/11 ........................................       United States           1,200,000            1,227,091
         5.50%, 3/15/11 ..........................................       United States             150,000              153,680
         6.00%, 5/15/11 ..........................................       United States             500,000              522,853
         6.125%, 3/15/12 .........................................       United States             900,000              952,023
         6.625%, 11/15/10 ........................................       United States             350,000              372,569
    U.S. Treasury Bond,
         6.125%, 11/15/27 ........................................       United States             150,000              175,488
         6.25%, 8/15/23 ..........................................       United States           1,200,000            1,393,595
         6.88%, 8/15/25 ..........................................       United States           4,790,000            5,986,379
         7.125%, 2/15/23 .........................................       United States           4,980,000            6,256,907
    U.S. Treasury Note,
         3.00%, 12/31/06 .........................................       United States           1,430,000            1,423,130
         3.00%, 11/15/07 .........................................       United States           1,500,000            1,470,002
         3.125%, 5/15/07 .........................................       United States           2,500,000            2,472,267
         3.125%, 9/15/08 .........................................       United States           1,500,000            1,457,111
         3.25%, 1/15/09 ..........................................       United States           4,900,000            4,753,769
         3.375%, 10/15/09 ........................................       United States             340,000              328,259
         3.50%, 12/15/09 .........................................       United States           2,500,000            2,419,337
         4.00%, 9/30/07 ..........................................       United States           2,600,000            2,577,354
         4.00%, 4/15/10 ..........................................       United States             350,000              343,369
         4.00%, 11/15/12 .........................................       United States             150,000              145,336
         4.125%, 8/15/10 .........................................       United States           1,300,000            1,279,028
         4.25%, 8/15/14 ..........................................       United States           2,000,000            1,952,110
         4.25%, 11/15/14 .........................................       United States             600,000              585,328
         4.75%, 5/15/14 ..........................................       United States           1,000,000            1,008,790
         5.00%, 8/15/11 ..........................................       United States           1,900,000            1,937,185
         5.625%, 5/15/08 .........................................       United States             600,000              608,368
  f      Index Linked, 2.00%, 1/15/16 ............................       United States           6,663,150            6,512,190
  f      Index Linked, 3.00%, 7/15/12 ............................       United States           6,110,586            6,341,884
                                                                                                                  -------------
    TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
       (COST $76,956,485) ........................................                                                   75,904,786
                                                                                                                  -------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 24.6%
  b European Investment Bank, senior note, FRN, 0.205%, 9/21/11 ..          Japan              120,000,000 JPY        1,015,994
b,g Government of Argentina, FRN, 5.59%, 8/03/12 .................        Argentina             23,837,000           16,622,884
    Government of Brazil, 8.00%, 1/15/18 .........................          Brazil               3,850,000            4,227,300
    Government of Canada, 3.25%, 12/01/06 ........................          Canada              14,540,000 CAD       12,993,925


                                        Quarterly Statements of Investments | 61

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                          COUNTRY/ORGANIZATION   PRINCIPAL AMOUNT a        VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  Government of Indonesia,
       11.00%, 10/15/14 ..........................................        Indonesia          1,800,000,000 IDR    $     197,844
       12.80%, 6/15/21 ...........................................        Indonesia         22,315,000,000 IDR        2,678,771
       13.15%, 1/15/12 ...........................................        Indonesia          2,300,000,000 IDR          273,664
       14.25%, 6/15/13 ...........................................        Indonesia         35,480,000,000 IDR        4,486,552
       14.275%, 12/15/13 .........................................        Indonesia         23,637,000,000 IDR        3,019,142
h Government of Iraq, Reg S, 5.80%, 1/15/28 ......................          Iraq                 5,485,000            3,620,100
  Government of Malaysia,
       3.135%, 12/17/07 ..........................................        Malaysia               1,160,000 MYR          312,476
       4.032%, 9/15/09 ...........................................        Malaysia               3,065,000 MYR          833,484
       4.305%, 2/27/09 ...........................................        Malaysia              28,625,000 MYR        7,830,738
       6.90%, 3/15/07 ............................................        Malaysia               1,250,000 MYR          344,021
       8.60%, 12/01/07 ...........................................        Malaysia               8,460,000 MYR        2,420,551
  Government of Mexico, 10.00%, 12/05/24 .........................         Mexico               56,400,000 MXN        5,855,452
  Government of New Zealand,
       6.00%, 11/15/11 ...........................................       New Zealand             1,600,000 NZD        1,037,990
       6.50%, 4/15/13 ............................................       New Zealand             2,960,000 NZD        1,997,863
  Government of Norway, 6.75%, 1/15/07 ...........................         Norway               82,125,000 NOK       12,692,433
  Government of Peru,
       7.84%, 8/12/20 ............................................          Peru                 2,290,000 PEN          752,322
       8.60%, 8/12/17 ............................................          Peru                15,950,000 PEN        5,526,436
  Government of the Philippines,
       7.75%, 1/14/31 ............................................       Philippines             2,100,000            2,202,375
       8.875%, 3/17/15 ...........................................       Philippines             3,600,000            4,115,160
       9.00%, 2/15/13 ............................................       Philippines             6,335,000            7,150,631
       9.875%, 3/16/10 ...........................................       Philippines               100,000              112,000
  Government of Poland,
       5.75%, 9/23/22 ............................................         Poland               11,100,000 PLN        3,558,819
       6.00%, 5/24/09 ............................................         Poland               24,770,000 PLN        8,075,599
       6.25%, 10/24/15 ...........................................         Poland                7,700,000 PLN        2,586,008
       8.50%, 5/12/07 ............................................         Poland                1,300,000 PLN          425,206
  Government of Singapore,
       1.75%, 2/01/07 ............................................        Singapore              4,500,000 SGD        2,826,527
       4.00%, 3/01/07 ............................................        Singapore             14,150,000 SGD        8,952,014
  Government of Slovakia,
       4.80%, 4/14/09 ............................................     Slovak Republic          28,700,000 SKK          974,759
       4.90%, 2/11/14 ............................................     Slovak Republic           7,300,000 SKK          254,015
       5.30%, 5/12/19 ............................................     Slovak Republic          26,200,000 SKK          966,552
       7.50%, 3/13/12 ............................................     Slovak Republic          59,000,000 SKK        2,289,704
     i Strip, 1/14/07 ............................................     Slovak Republic         177,800,000 SKK        5,946,440


62| Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                         COUNTRY/ORGANIZATION    PRINCIPAL AMOUNT a        VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  Government of Sweden,
       5.00%, 1/28/09 ............................................          Sweden              13,685,000 SEK    $   1,931,936
       5.50%, 10/08/12 ...........................................          Sweden              13,990,000 SEK        2,103,478
       6.50%, 5/05/08 ............................................          Sweden               2,400,000 SEK          343,299
       8.00%, 8/15/07 ............................................          Sweden              72,980,000 SEK       10,368,449
  Government of Thailand,
       4.125%, 2/12/08 ...........................................         Thailand             17,000,000 THB          447,275
       8.00%, 12/08/06 ...........................................         Thailand            146,050,000 THB        3,908,207
       8.50%, 12/08/08 ...........................................         Thailand             14,000,000 THB          399,189
b Government of Venezuela, FRN, 6.511%, 4/20/11 ..................         Venezuela             1,910,000            1,890,709
  Inter-American Development Bank, 9.00%, 1/04/07 ................      Supranational j        259,000,000 ISK        3,634,128
  KfW Bankengruppe,
     b FRN, 0.201%, 8/08/11 ......................................          Germany          1,770,000,000 JPY       15,002,625
       senior note, E, 8.25%, 9/20/07 ............................          Germany            126,000,000 ISK        1,725,373
  Korea Treasury Note,
       3.75%, 9/10/07 ............................................        South Korea        5,715,000,000 KRW        5,992,225
       4.25%, 9/10/08 ............................................        South Korea        3,200,000,000 KRW        3,358,693
       4.50%, 9/09/08 ............................................        South Korea          600,000,000 KRW          632,663
       4.75%, 3/12/08 ............................................        South Korea        8,900,000,000 KRW        9,423,259
  New South Wales Treasury Corp.,
       6.00%, 5/01/12 ............................................         Australia             1,570,000 AUD        1,176,560
       8.00%, 3/01/08 ............................................         Australia             1,801,000 AUD        1,377,281
  Nota Do Tesouro Nacional, 9.762%, 1/01/12 ......................          Brazil                  10,800 BRL        4,246,469
  Queensland Treasury Corp., 6.00%,
       7/14/09 ...................................................         Australia             2,745,000 AUD        2,052,427
       8/14/13 ...................................................         Australia             1,220,000 AUD          921,085
       10/14/15 ..................................................         Australia             1,280,000 AUD          972,995
                                                                                                                  -------------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
     (COST $201,312,193) .........................................                                                  211,084,076
                                                                                                                  -------------
  TOTAL LONG TERM INVESTMENTS (COST $803,200,609) ................                                                  809,742,639
                                                                                                                  -------------
  SHORT TERM INVESTMENTS 4.5%
  FOREIGN GOVERNMENT SECURITIES 3.2%
i Canada Treasury Bill,
       11/30/06 ..................................................          Canada               1,500,000 CAD        1,333,209
       5/17/07 ...................................................          Canada               7,210,000 CAD        6,286,213
i Egypt Treasury Bill,
       11/21/06 ..................................................           Egypt              11,800,000 EGP        2,027,814
       2/20/07 ...................................................           Egypt              12,400,000 EGP        2,082,280
       6/26/07 ...................................................           Egypt              23,000,000 EGP        3,741,382
       7/24/07 ...................................................           Egypt                 950,000 EGP          153,468


                                        Quarterly Statements of Investments | 63

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                          COUNTRY/ORGANIZATION     PRINCIPAL AMOUNT a      VALUE
-------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  FOREIGN GOVERNMENT SECURITIES (CONTINUED)
i Swedish Treasury Bill, 12/19/07 ................................         Sweden                7,115,000 SEK    $     934,456
i Thailand Treasury Bill,
       10/05/06 ..................................................        Thailand              82,750,000 THB        2,202,278
       10/12/06 ..................................................        Thailand             164,600,000 THB        4,376,476
       2/22/07 ...................................................        Thailand              53,155,000 THB        1,388,342
       3/08/07 ...................................................        Thailand              14,700,000 THB          383,228
       4/05/07 ...................................................        Thailand              22,000,000 THB          571,407
       5/03/07 ...................................................        Thailand              60,000,000 THB        1,552,549
       6/07/07 ...................................................        Thailand              22,000,000 THB          566,619
       8/02/07 ...................................................        Thailand               1,487,000 THB           38,016
                                                                                                                  -------------
  TOTAL FOREIGN GOVERNMENT SECURITIES (COST $27,110,909) .........                                                   27,637,737
                                                                                                                  -------------
  TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
     (COST $830,311,518) .........................................                                                  837,380,376
                                                                                                                  -------------
                                                                                              -------------
                                                                                                 SHARES
                                                                                              -------------
  MONEY MARKET FUND (COST $10,835,557) 1.3%
k Franklin Institutional Fiduciary Trust Money Market Portfolio,
     4.95% .......................................................       United States          10,835,557           10,835,557
                                                                                                                  -------------
  TOTAL INVESTMENTS (COST $841,147,075) 99.0% ....................                                                  848,215,933
  NET UNREALIZED GAIN ON FORWARD EXCHANGE
     CONTRACTS 0.0% l ............................................                                                      242,466
  OTHER ASSETS, LESS LIABILITIES 1.0% ............................                                                    8,201,348
                                                                                                                  -------------
  NET ASSETS 100.0% ..............................................                                                $ 856,659,747
                                                                                                                  =============

See Currency and Selected Portfolio Abbreviations on page 119.

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b     The coupon rate shown represents the rate at period end.

c     Security purchased on a when-issued or delayed delivery basis.

d Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2006, the aggregate value of these securities was $40,055,137, representing 4.68% of net assets.

e     Defaulted security.

f     Principal amount of security is adjusted for inflation.

g The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

h Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2006, the aggregate value of these securities was $3,620,100, representing 0.42% of net assets.

i     The security is traded on a discount basis with no stated coupon rate.

j A supranational organization is an entity formed by two or more central governments through international treaties.

k The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager. The rate shown is the annualized seven-day yield at peiod end.

l     Rounds to less than 0.1% of net assets.


64 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT FUND                                                            PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 96.6%
  MORTGAGE-BACKED SECURITIES 78.9%
a FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.1%
  FHLMC, 6.253%, 6/01/22 ...............................................................    $     331,232      $      333,135
  FHLMC, 6.678%, 2/01/19 ...............................................................          251,462             254,199
                                                                                                               --------------
                                                                                                                      587,334
                                                                                                               --------------
  FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 9.2%
  FHLMC Gold 15 Year, 6.50%, 6/01/08 - 7/01/08 .........................................          140,844             141,515
  FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/34 .........................................       11,497,094          11,092,678
  FHLMC Gold 30 Year, 5.50%, 7/01/33 - 1/01/35 .........................................        5,516,821           5,454,816
  FHLMC Gold 30 Year, 5.50%, 11/1/34 ...................................................       11,708,504          11,573,252
  FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/35 .........................................       12,991,711          13,094,201
  FHLMC Gold 30 Year, 6.50%, 11/01/23 - 5/01/35 ........................................        5,316,476           5,437,993
  FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32 ........................................        1,965,439           2,026,069
  FHLMC Gold 30 Year, 7.50%, 12/01/22 - 5/01/24 ........................................          160,887             167,196
  FHLMC Gold 30 Year, 8.00%, 7/01/21 - 5/01/22 .........................................           81,195              85,429
  FHLMC Gold 30 Year, 8.50%, 7/01/21 - 7/01/31 .........................................        3,000,494           3,225,820
  FHLMC PC 30 Year, 8.00%, 1/01/17 - 9/01/17 ...........................................           25,999              27,104
  FHLMC PC 30 Year, 8.50%, 9/01/20 .....................................................            4,078               4,355
                                                                                                               --------------
                                                                                                                   52,330,428
                                                                                                               --------------
a FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.7%
  FNMA, 5.574%, 3/01/20 ................................................................          225,158             229,815
  FNMA, 6.632%, 1/01/18 ................................................................        2,061,734           2,082,256
  FNMA, 6.722%, 7/01/19 ................................................................          365,903             366,815
  FNMA, 6.828%, 9/01/18 ................................................................          687,738             695,623
  FNMA, 6.828%, 2/01/19 ................................................................          359,310             362,850
                                                                                                               --------------
                                                                                                                    3,737,359
                                                                                                               --------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 15.9%
  FNMA 15 Year, 5.50%, 6/01/16 - 11/01/17 ..............................................        2,398,717           2,405,005
  FNMA 15 Year, 6.00%, 9/01/17 .........................................................        2,532,149           2,572,392
  FNMA 15 Year, 8.00%, 8/01/19 - 6/01/20 ...............................................           81,350              85,860
  FNMA 30 Year, 5.00%, 3/01/34 - 7/01/35 ...............................................       10,993,688          10,581,672
  FNMA 30 Year, 5.50%, 12/01/32 - 7/01/35 ..............................................       20,739,338          20,480,815
  FNMA 30 Year, 6.00%, 1/01/24 - 12/01/34 ..............................................        4,475,861           4,504,900
  FNMA 30 Year, 6.00%, 2/01/36 .........................................................       19,108,783          19,202,886
  FNMA 30 Year, 6.00%, 3/01/36 .........................................................       16,559,763          16,641,312
  FNMA 30 Year, 6.50%, 1/01/24 - 8/01/32 ...............................................        4,396,516           4,504,799
  FNMA 30 Year, 7.00%, 5/01/24 - 9/01/31 ...............................................          479,881             494,384
  FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25 ...............................................          236,286             245,524
  FNMA 30 Year, 8.00%, 7/01/16 - 2/01/25 ...............................................          538,124             568,500
  FNMA 30 Year, 8.50%, 10/01/19 - 8/01/21 ..............................................            8,901               9,524
  FNMA 30 Year, 9.00%, 10/01/26 ........................................................        1,084,644           1,180,073
  FNMA PL 30 Year, 5.50%, 4/1/34 .......................................................        6,216,906           6,120,154
                                                                                                               --------------
                                                                                                                   89,597,800
                                                                                                               --------------


                                        Quarterly Statements of Investments | 65

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT FUND                                                            PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  MORTGAGE-BACKED SECURITIES (CONTINUED)
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 53.0%
  GNMA I SF 30 Year, 5.00%, 6/15/30 - 3/15/36 ..........................................    $  32,915,052      $   32,024,330
  GNMA I SF 30 Year, 5.50%, 11/15/28 - 10/15/35 ........................................       50,713,254          50,433,871
  GNMA I SF 30 Year, 6.00%, 11/15/23 - 6/15/36 .........................................       17,648,004          17,890,114
  GNMA I SF 30 Year, 6.50%, 5/15/23 - 8/15/34 ..........................................       14,509,078          14,910,096
  GNMA I SF 30 Year, 7.00%, 3/15/22 - 1/15/32 ..........................................        4,595,301           4,746,559
  GNMA I SF 30 Year, 7.50%, 2/15/17 - 3/15/32 ..........................................        2,291,742           2,385,846
  GNMA I SF 30 Year, 8.00%, 2/15/17 - 6/15/24 ..........................................        1,130,512           1,196,550
  GNMA I SF 30 Year, 8.25%, 4/15/25 ....................................................           22,098              23,728
  GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24 .........................................          259,994             280,744
  GNMA I SF 30 Year, 9.00%, 4/15/16 - 7/15/20 ..........................................          153,403             164,702
  GNMA I SF 30 Year, 9.50%, 7/15/16 - 6/15/21 ..........................................          375,947             409,740
  GNMA I SF 30 Year, 10.00%, 10/15/17 - 8/15/21 ........................................          280,293             312,132
  GNMA II SF 30 Year, 5.00%, 9/20/33 ...................................................       15,214,356          14,747,866
  GNMA II SF 30 Year, 5.00%, 10/20/33 - 11/20/33 .......................................        6,396,659           6,200,954
  GNMA II SF 30 Year, 5.00%, 8/20/35 ...................................................       10,134,007           9,806,824
  GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/35 .........................................       30,359,015          30,080,892
  GNMA II SF 30 Year, 5.50%, 12/20/34 ..................................................       13,561,702          13,444,244
  GNMA II SF 30 Year, 5.50%, 2/20/35 ...................................................        7,949,275           7,874,691
  GNMA II SF 30 Year, 5.50%, 2/20/36 ...................................................       28,606,425          28,334,992
  GNMA II SF 30 Year, 6.00%, 11/20/23 - 11/20/34 .......................................       19,011,577          19,222,646
  GNMN II SF 30 Year, 6.00%, 6/20/34 ...................................................        6,854,915           6,934,726
  GNMN II SF 30 Year, 6.00%, 9/20/34 ...................................................       10,175,890          10,294,090
  GNMN II SF 30 Year, 6.00%, 1/20/36 ...................................................       14,401,892          14,551,606
  GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/34 ........................................        5,063,836           5,191,119
  GNMA II SF 30 Year, 7.00%, 8/20/29 - 11/20/32 ........................................        6,250,223           6,434,285
  GNMA II SF 30 Year, 7.50%, 11/20/16 - 5/20/33 ........................................          970,753           1,004,471
  GNMA II SF 30 Year, 8.00%, 7/20/16 - 8/20/26 .........................................           61,640              64,827
  GNMA II SF 30 Year, 9.50%, 4/20/25 ...................................................           11,296              12,383
                                                                                                               --------------
                                                                                                                  298,979,027
                                                                                                               --------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $455,545,323) .................................                          445,231,948
                                                                                                               --------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 17.7%
  FFCB,
       4.45%, 8/27/10 ..................................................................       15,000,000          14,743,950
       4.50%, 7/09/07 ..................................................................       10,000,000           9,947,440
  FHLB,
       2.625%, 5/15/07 .................................................................       15,000,000          14,762,580
       4.875%, 5/15/07 .................................................................        5,000,000           4,988,420
  FICO,
       16, Strip, 10/05/10 .............................................................        4,745,000           3,924,105
       15, Strip, 3/07/16 ..............................................................       15,000,000           9,413,130
  HUD, 96-A,
       7.63%, 8/01/14 ..................................................................        4,110,000           4,112,207
       7.66%, 8/01/15 ..................................................................        4,140,000           4,142,029


66 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. GOVERNMENT FUND                                                            PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  U.S. GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  SBA,
       6.00%, 9/01/18 ..................................................................    $   3,578,826      $    3,657,734
       6.45%, 12/01/15 .................................................................        1,223,953           1,255,653
       6.70%, 12/01/16 .................................................................        1,437,348           1,482,715
       6.85%, 7/01/17 ..................................................................        1,375,884           1,425,600
     a FRN, 7.85%, 6/25/19 .............................................................          511,268             520,381
     a FRN, 8.125%, 3/25/18 ............................................................          845,912             876,367
  Tennessee Valley Authority,
       5.88%, 4/01/36 ..................................................................       10,000,000          11,117,220
       zero cpn. to 4/15/12, 8.25% thereafter, 4/15/42 .................................        6,000,000           4,722,714
  U.S. Treasury Note,
       3.75%, 5/15/08 ..................................................................        1,000,000             984,727
       4.75%, 5/15/14 ..................................................................        8,000,000           8,070,320
                                                                                                               --------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $91,979,940) .......................                          100,147,292
                                                                                                               --------------
  TOTAL LONG TERM INVESTMENTS (COST $547,525,263) ......................................                          545,379,240
                                                                                                               --------------
  SHORT TERM INVESTMENT (COST $16,254,618) 2.9%
  REPURCHASE AGREEMENT 2.9%
b Joint Repurchase Agreement, 5.201%, 10/02/06 (Maturity Value $16,261,663) ............       16,254,618          16,254,618
       ABN AMRO Bank, N.V., New York Branch (Maturity Value $1,587,138)
       Banc of America Securities LLC (Maturity Value $1,587,138)
       Barclays Capital Inc. (Maturity Value $1,587,138)
       Bear, Stearns & Co. Inc. (Maturity Value $1,587,138)
       BNP Paribas Securities Corp. (Maturity Value $1,587,138)
       Deutsche Bank Securities Inc. (Maturity Value $587,859)
       Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $823,003)
       Greenwich Capital Markets Inc. (Maturity Value $1,528,434)
       Lehman Brothers Inc. (Maturity Value $742,671)
       Merrill Lynch Government Securities Inc. (Maturity Value $1,528,434)
       Morgan Stanley & Co. Inc. (Maturity Value $1,528,434)
       UBS Securities LLC (Maturity Value $1,587,138)
         Collateralized by U.S. Government Agency Securities, 2.70% - 7.125%,
           10/15/06 - 6/15/11;
            c U.S. Treasury Bills, 12/28/06 - 3/29/07; and U.S. Treasury Notes,
                 3.50% - 6.50%, 2/15/10 - 5/31/11
                                                                                                               --------------
  TOTAL INVESTMENTS (COST $563,779,881) 99.5% ..........................................                          561,633,858
                                                                                                               --------------
  OTHER ASSETS, LESS LIABILITIES 0.5% ..................................................                            2,793,731
                                                                                                               --------------
  NET ASSETS 100.0% ....................................................................                       $  564,427,589
                                                                                                               ==============

See Selected Portfolio Abbreviations on page 119.

a     The coupon rate shown represents the rate at period end.

b Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2006, all repurchase agreements had been entered into on September 29, 2006.

c     Security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 67

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ZERO COUPON FUND - 2010                                                         PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 99.9%
  FHLMC, Strip,
       7/15/10 .........................................................................    $  11,150,000      $    9,315,914
       1/15/11 .........................................................................       10,629,000           8,673,593
  FICO, Strip,
       19, 6/06/10 .....................................................................        9,800,000           8,225,179
       A, 8/08/10 ......................................................................        7,000,000           5,833,135
  FNMA, Strip,
       8/12/09 .........................................................................        1,975,000           1,719,301
       8/01/10 .........................................................................        8,250,000           6,761,271
       8/12/10 .........................................................................        1,230,000           1,024,216
  International Bank for Reconstruction & Development,
       zero cpn., 2/15/11 ..............................................................        1,392,000           1,120,868
       zero cpn., 2/15/12 ..............................................................        2,800,000           2,141,070
       zero cpn., 2/15/13 ..............................................................        3,287,000           2,386,500
       zero cpn., 8/15/13 ..............................................................        4,100,000           2,904,838
       2, zero cpn., 2/15/11 ...........................................................          500,000             402,610
  REFCO, Strip, 10/15/10 ...............................................................       10,000,000           8,338,720
  Tennessee Valley Authority, Strip,
       1/01/10 .........................................................................          412,000             346,331
       4/15/10 .........................................................................       12,000,000          10,111,944
       10/15/10 ........................................................................        1,320,000           1,086,854
       1/15/11 .........................................................................       10,669,000           8,677,631
       10/15/11 ........................................................................        7,295,000           5,772,847
  U.S. Treasury, Strip, 2/15/11 ........................................................       46,671,000          38,407,386
                                                                                                               --------------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $118,318,200) ......................                          123,250,208
                                                                                                               --------------


68 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN ZERO COUPON FUND - 2010                                                         PRINCIPAL AMOUNT         VALUE
-----------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $233,356) 0.2%
  REPURCHASE AGREEMENT 0.2%
a Joint Repurchase Agreement, 5.201%, 10/02/06 (Maturity Value $233,457) ...............    $     233,356      $      233,356
       ABN AMRO Bank, N.V., New York Branch (Maturity Value $22,785)
       Banc of America Securities LLC (Maturity Value $22,785)
       Barclays Capital Inc. (Maturity Value $22,785)
       Bear, Stearns & Co. Inc. (Maturity Value $22,785)
       BNP Paribas Securities Corp. (Maturity Value $22,785)
       Deutsche Bank Securities Inc. (Maturity Value $8,440)
       Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $11,816)
       Greenwich Capital Markets Inc. (Maturity Value $21,943)
       Lehman Brothers Inc. (Maturity Value $10,662)
       Merrill Lynch Government Securities Inc. (Maturity Value $21,943)
       Morgan Stanley & Co. Inc. (Maturity Value $21,943)
       UBS Securities LLC (Maturity Value $22,785)
         Collateralized by U.S. Government Agency Securities, 2.70% - 7.125%,
           10/15/06 - 6/15/11; b U.S. Treasury Bills, 12/28/06 - 3/29/07; and
             U.S. Treasury Notes, 3.50% - 6.50%, 2/15/10 - 5/31/11
                                                                                                               --------------
  TOTAL INVESTMENTS (COST $118,551,556) 100.1% .........................................                          123,483,564
  OTHER ASSETS, LESS LIABILITIES (0.1)% ................................................                              (98,542)
                                                                                                               --------------
  NET ASSETS 100.0% ....................................................................                       $  123,385,022
                                                                                                               ==============

See Selected Portfolio Abbreviations on page 119.

a Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2006, all repurchase agreements had been entered into on September 29, 2006.

b     The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 69

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/WARRANTS/
      MUTUAL DISCOVERY SECURITIES FUND                                        COUNTRY            CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 90.6%
      COMMON STOCKS AND OTHER EQUITY INTERESTS 88.4%
      AIRLINES 0.3%
    a ACE Aviation Holdings Inc., A .....................................      Canada              106,080       $  3,281,383
  a,b ACE Aviation Holdings Inc., A, 144A ...............................      Canada                5,465            169,049
                                                                                                                 ------------
                                                                                                                    3,450,432
                                                                                                                 ------------
      AUTOMOBILES 0.6%
      Hero Honda Motors Ltd. ............................................       India               90,500          1,530,832
a,c,d International Automotive Components Group Brazil LLC ..............      Brazil              355,744            355,744
  a,c International Automotive Components Group Japan LLC ...............       Japan               61,392            519,809
a,c,d International Automotive Components Group LLC .....................    Luxembourg          1,441,875          1,441,875
      Renault SA ........................................................      France               30,910          3,545,645
                                                                                                                 ------------
                                                                                                                    7,393,905
                                                                                                                 ------------
      BEVERAGES 4.2%
      Brown-Forman Corp., A .............................................   United States            7,400            572,538
      Brown-Forman Corp., B .............................................   United States           21,560          1,652,574
      Carlsberg AS, A ...................................................      Denmark               7,100            557,914
      Carlsberg AS, B ...................................................      Denmark             236,075         19,855,612
      Fomento Economico Mexicano SA de CV, ADR ..........................      Mexico               60,300          5,845,482
      Lotte Chilsung Beverage Co. Ltd. ..................................    South Korea             7,047          9,554,876
      Pernod Ricard SA ..................................................      France               76,169         15,851,653
                                                                                                                 ------------
                                                                                                                   53,890,649
                                                                                                                 ------------
      BUILDING PRODUCTS 0.3%
      KCC Corp. .........................................................    South Korea            14,477          4,146,121
                                                                                                                 ------------
      CHEMICALS 2.6%
    a Arkema ............................................................      France                1,232             58,138
    a Arkema, ADR .......................................................      France                  483             22,793
  a,e Dow Corning Corp., Contingent Distribution ........................   United States          300,000            109,875
      K+S AG ............................................................      Germany              82,721          6,640,598
      Linde AG ..........................................................      Germany             161,537         15,237,577
    a Sika AG ...........................................................    Switzerland             9,112         11,479,283
                                                                                                                 ------------
                                                                                                                   33,548,264
                                                                                                                 ------------
      COMMERCIAL BANKS 7.8%
      AmSouth Bancorp ...................................................   United States           78,200          2,270,928
      Banca Intesa SpA ..................................................       Italy            1,646,489         10,837,121
      BNP Paribas SA ....................................................      France               46,200          4,971,433
      Chinatrust Financial Holding Co. Ltd. .............................      Taiwan            8,188,320          6,108,472
      Danske Bank AS ....................................................      Denmark             101,550          3,994,189
a,c,d Elephant Capital Holdings Ltd. ....................................       Japan                  755          1,828,707
      First Community Bancorp ...........................................   United States           58,619          3,279,733
      Mitsubishi UFJ Financial Group Inc. ...............................       Japan                1,186         15,263,706
a,c,d NCB Warrant Holdings Ltd., A ......................................       Japan                3,830            618,545
      Societe Generale, A ...............................................      France               75,781         12,061,235


70 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/WARRANTS/
      MUTUAL DISCOVERY SECURITIES FUND                                         COUNTRY           CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      COMMERCIAL BANKS (CONTINUED)
      Sumitomo Mitsui Financial Group Inc. ..............................       Japan                1,679       $ 17,628,043
      Svenska Handelsbanken AB, A .......................................      Sweden              306,550          8,282,930
      Swedbank AB .......................................................      Sweden              342,700         10,171,637
      Wachovia Corp. ....................................................   United States           54,880          3,062,304
                                                                                                                 ------------
                                                                                                                  100,378,983
                                                                                                                 ------------
      COMMERCIAL SERVICES & SUPPLIES 0.4%
    a Comdisco Holding Co. Inc. .........................................   United States               22                405
  a,e Comdisco Holding Co. Inc., Contingent Distribution ................   United States        2,066,357                 --
      Fursys Inc. .......................................................    South Korea            53,140          1,479,777
      Techem AG .........................................................      Germany              72,500          3,502,166
                                                                                                                 ------------
                                                                                                                    4,982,348
                                                                                                                 ------------
      COMMUNICATIONS EQUIPMENT 0.1%
    a Lucent Technologies Inc. ..........................................   United States          441,500          1,033,110
                                                                                                                 ------------
      COMPUTERS & PERIPHERALS 0.7%
a,c,d DecisionOne Corp. .................................................   United States           21,716             15,483
    a Dell Inc. .........................................................   United States          127,990          2,923,292
      International Business Machines Corp. .............................   United States           28,820          2,361,511
  a,h Lexmark International Inc., A .....................................   United States           54,360          3,134,397
                                                                                                                 ------------
                                                                                                                    8,434,683
                                                                                                                 ------------
      CONSTRUCTION MATERIALS 0.5%
      Ciments Francais SA ...............................................      France               22,650          3,593,464
      Hanil Cement Co. Ltd. .............................................    South Korea            37,479          2,784,437
                                                                                                                 ------------
                                                                                                                    6,377,901
                                                                                                                 ------------
      CONSUMER FINANCE 1.0%
      Aiful Corp. .......................................................       Japan              150,403          5,819,751
      Takefuji Corp. ....................................................       Japan              163,301          7,494,106
                                                                                                                 ------------
                                                                                                                   13,313,857
                                                                                                                 ------------
      CONTAINERS & PACKAGING 0.4%
      Temple-Inland Inc. ................................................   United States          128,400          5,148,840
                                                                                                                 ------------
      DISTRIBUTORS 0.1%
      Compania de Distribucion Integral Logista SA ......................       Spain               30,900          1,883,737
                                                                                                                 ------------
      DIVERSIFIED CONSUMER SERVICES 0.4%
      H&R Block Inc. ....................................................   United States          210,970          4,586,488
                                                                                                                 ------------
      DIVERSIFIED FINANCIAL SERVICES 4.6%
      Citigroup Inc. ....................................................   United States           72,100          3,581,207
      Deutsche Boerse AG ................................................      Germany              15,917          2,394,052
      Euronext NV .......................................................    Netherlands           130,770         12,711,828
      Fortis ............................................................      Belgium             419,361         17,018,675


                                        Quarterly Statements of Investments | 71

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/WARRANTS/
        MUTUAL DISCOVERY SECURITIES FUND                                       COUNTRY           CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
        Guinness Peat Group PLC .........................................    New Zealand         2,051,804       $  3,215,095
        Jardine Matheson Holdings Ltd. ..................................     Hong Kong            429,664          7,862,851
        Jardine Strategic Holdings Ltd. .................................     Hong Kong            980,400         11,176,560
        Leucadia National Corp. .........................................   United States           33,170            868,059
    a,e Marconi Corp., Contingent Distribution ..........................   United Kingdom       1,739,100                 --
      b Spinrite Income Fund, 144A ......................................       Canada              25,700             23,923
                                                                                                                 ------------
                                                                                                                   58,852,250
                                                                                                                 ------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 1.9%
a,c,d,f AboveNet Inc. ...................................................   United States           16,706            511,872
a,d,e,f AboveNet Inc., Contingent Distribution ..........................   United States        2,312,000                 --
  a,c,f AboveNet Inc., options to purchase (shares), exercise price
           $20.95, expiration date, 9/09/13 .............................   United States               23                512
a,c,d,f AboveNet Inc., wts., 9/08/08 ....................................   United States              550             12,760
a,c,d,f AboveNet Inc., wts., 9/08/10 ....................................   United States              647             12,940
        Belgacom ........................................................      Belgium             122,320          4,768,580
        BellSouth Corp. .................................................   United States           19,100            816,525
        Chunghwa Telecom Co. Ltd., ADR ..................................       Taiwan             278,332          4,817,922
        Embarq Corp. ....................................................   United States              764             36,955
  a,d,e Global Crossing Holdings Ltd., Contingent Distribution ..........   United States        2,236,777                 --
        Koninklijke (Royal) KPN NV ......................................    Netherlands           561,200          7,159,841
        Sprint Nextel Corp. .............................................   United States           15,295            262,309
        Verizon Communications Inc. .....................................   United States          168,135          6,242,852
                                                                                                                 ------------
                                                                                                                   24,643,068
                                                                                                                 ------------
        ELECTRIC UTILITIES 0.5%
        E.ON AG .........................................................      Germany              55,071          6,544,804
                                                                                                                 ------------
        ELECTRONIC EQUIPMENT & INSTRUMENTS 0.0% g
        Symbol Technologies Inc. ........................................   United States           27,800            413,108
                                                                                                                 ------------
        ENERGY EQUIPMENT & SERVICES 2.1%
      a Bergesen Worldwide Offshore Ltd. ................................       Norway           2,387,599          8,597,105
    a,c MPF Corp. Ltd. ..................................................       Norway           1,460,000          4,921,512
      a Petrojarl ASA ...................................................       Norway              68,208            732,616
      a Petroleum Geo-Services ASA ......................................       Norway              68,208          3,323,421
      a Seadrill Ltd. ...................................................      Bermuda             752,660          9,871,783
                                                                                                                 ------------
                                                                                                                   27,446,437
                                                                                                                 ------------
        FOOD & STAPLES RETAILING 1.9%
        Bourbon SA ......................................................       France              35,098          1,695,435
        Carrefour SA ....................................................       France             286,351         18,095,780
        RHM PLC .........................................................   United Kingdom         939,078          4,883,891
                                                                                                                 ------------
                                                                                                                   24,675,106
                                                                                                                 ------------
        FOOD PRODUCTS 9.0%
        Cadbury Schweppes PLC ...........................................   United Kingdom         902,713          9,609,269


72 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/WARRANTS/
        MUTUAL DISCOVERY SECURITIES FUND                                       COUNTRY           CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        FOOD PRODUCTS (CONTINUED)
        Cermaq ASA ......................................................       Norway             418,541       $  4,489,097
        CSM NV ..........................................................    Netherlands           441,585         14,056,454
        Farmer Brothers Co. .............................................   United States           61,700          1,267,318
        Groupe Danone ...................................................       France              83,650         11,743,601
        Lotte Confectionary Co. Ltd. ....................................    South Korea             5,166          6,300,200
        Nestle SA .......................................................    Switzerland            66,060         23,038,042
        Nong Shim Co. Ltd. ..............................................    South Korea            17,207          4,909,791
      f Orkla ASA .......................................................       Norway             519,270         24,704,600
      a Pan Fish ASA ....................................................       Norway          16,772,691         13,209,575
        Rieber & Son ASA ................................................       Norway             400,605          3,161,161
                                                                                                                 ------------
                                                                                                                  116,489,108
                                                                                                                 ------------
        HEALTH CARE EQUIPMENT & SUPPLIES 0.7%
      h Bausch & Lomb Inc. ..............................................   United States          116,320          5,831,121
      a Boston Scientific Corp. .........................................   United States          182,873          2,704,692
                                                                                                                 ------------
                                                                                                                    8,535,813
                                                                                                                 ------------
        HEALTH CARE PROVIDERS & SERVICES 1.2%
        Aetna Inc. ......................................................   United States           82,760          3,273,158
a,c,d,f Kindred Healthcare Inc. .........................................   United States           69,402          1,960,155
a,c,d,f Kindred Healthcare Inc., options to purchase (shares):
             Exercise price $23.75, expiration date, 7/17/11 ............   United States              184                827
             Exercise price $26.00, expiration date, 1/01/12 ............   United States               56                126
             Exercise price $9.07, expiration date, 1/01/13 .............   United States               42                805
             Exercise price $25.99, expiration date, 1/01/14 ............   United States               28                 63
             Exercise price $27.90, expiration date, 1/10/15 ............   United States               11                378
        MDS Inc. ........................................................       Canada              82,800          1,419,217
        Rhoen-Klinikum AG ...............................................      Germany             189,532          8,516,113
                                                                                                                 ------------
                                                                                                                   15,170,842
                                                                                                                 ------------
        HOTELS, RESTAURANTS & LEISURE 0.3%
    a,d FHC Delaware Inc. ...............................................   United States           49,920            178,474
        Ladbrokes PLC ...................................................   United Kingdom         368,905          2,688,768
      a Trump Entertainment Resorts Inc. ................................   United States           67,079          1,137,660
                                                                                                                 ------------
                                                                                                                    4,004,902
                                                                                                                 ------------
        HOUSEHOLD DURABLES 0.1%
        Hunter Douglas NV ...............................................    Netherlands            17,854          1,252,127
                                                                                                                 ------------
        INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.6%
        Constellation Energy Group ......................................   United States          121,920          7,217,664
                                                                                                                 ------------
        INDUSTRIAL CONGLOMERATES 2.2%
        Keppel Corp. Ltd. ...............................................     Singapore            823,747          7,677,239
        Siemens AG ......................................................      Germany             100,175          8,741,755
        Tyco International Ltd. .........................................   United States          419,060         11,729,490
                                                                                                                 ------------
                                                                                                                   28,148,484
                                                                                                                 ------------


                                        Quarterly Statements of Investments | 73

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/WARRANTS/
        MUTUAL DISCOVERY SECURITIES FUND                                       COUNTRY           CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        INSURANCE 5.5%
      a Alleghany Corp. .................................................   United States            3,834       $  1,108,064
      a Berkshire Hathaway Inc., A ......................................   United States               45          4,311,000
      a Berkshire Hathaway Inc., B ......................................   United States           12,450         39,516,300
        E-L Financial Corp. Ltd. ........................................       Canada               8,478          4,484,671
        Hartford Financial Services Group Inc. ..........................   United States           40,800          3,539,400
  a,c,d Imagine Group Holdings Ltd. .....................................      Bermuda             451,787          4,626,990
        Montpelier Re Holdings Ltd. .....................................      Bermuda              33,757            654,548
        Old Republic International Corp. ................................   United States          141,125          3,125,919
  a,c,d Olympus Re Holdings Ltd. ........................................      Bermuda               2,140              2,140
        Prudential Financial Inc. .......................................   United States           24,900          1,898,625
        The St. Paul Travelers Cos. Inc. ................................   United States           51,470          2,413,428
        White Mountains Insurance Group Ltd. ............................   United States            9,696          4,818,524
                                                                                                                 ------------
                                                                                                                   70,499,609
                                                                                                                 ------------
        MACHINERY 1.0%
        Schindler Holding AG ............................................    Switzerland           208,080         10,851,716
        Schindler Holding AG, Reg D .....................................    Switzerland            42,060          2,222,095
                                                                                                                 ------------
                                                                                                                   13,073,811
                                                                                                                 ------------
        MEDIA 5.0%
        CBS Corp., B ....................................................   United States           30,550            860,594
        CJ CGV Co. Ltd. .................................................    South Korea            92,310          2,604,678
        Clear Channel Communications Inc. ...............................   United States          189,870          5,477,750
      a Comcast Corp., A ................................................   United States           68,800          2,532,528
        Daekyo Co. Ltd. .................................................    South Korea            37,430          2,986,489
      i JC Decaux SA ....................................................       France             331,116          8,956,921
      a Liberty Media Holding Corp.-Capital, A ..........................   United States           26,257          2,194,298
        Mediaset SpA ....................................................       Italy              160,591          1,730,104
        News Corp., A ...................................................   United States          479,100          9,414,315
        NTL Inc. ........................................................   United Kingdom         261,715          6,655,412
        Sun-Time Media Group Inc., A ....................................   United States           95,634            629,272
        Time Warner Inc. ................................................   United States          825,810         15,054,516
    a,d TVMAX Holdings Inc. .............................................   United States            8,935              8,935
      a Viacom Inc., B ..................................................   United States           94,950          3,530,241
        Washington Post Co., B ..........................................   United States            2,621          1,931,677
                                                                                                                 ------------
                                                                                                                   64,567,730
                                                                                                                 ------------
        METALS & MINING 4.2%
        Acerinox SA .....................................................       Spain              215,894          4,164,449
        Anglo American PLC ..............................................    South Africa          691,549         28,914,912
a,c,d,f Esmark Inc. .....................................................   United States              646            600,625
      a Gammon Lake Resources Inc. ......................................       Canada             348,835          3,980,887
      a Glamis Gold Ltd. ................................................       Canada              86,530          3,411,878
        Mittal Steel Co. NV .............................................    Netherlands           218,231          7,616,450
        United States Steel Corp. .......................................   United States          102,520          5,913,353
                                                                                                                 ------------
                                                                                                                   54,602,554
                                                                                                                 ------------


74 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-----------------------------------------------------------------------------------------------------------------------------
                                                                                             SHARES/WARRANTS/
      MUTUAL DISCOVERY SECURITIES FUND                                         COUNTRY           CONTRACTS          VALUE
-----------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      MULTI-UTILITIES & UNREGULATED POWER 2.2%
      NorthWestern Corp. ................................................    United States          18,254       $    638,525
  a,e NorthWestern Corp., Contingent Distribution .......................    United States         552,880             54,050
    a Northwestern Corp., wts., 11/01/07 ................................    United States           1,034             10,754
      RWE AG ............................................................       Germany            138,824         12,825,722
      Suez SA ...........................................................       France             337,829         14,858,116
                                                                                                                 ------------
                                                                                                                   28,387,167
                                                                                                                 ------------
      MULTILINE RETAIL 0.1%
      Jelmoli Holding AG ................................................     Switzerland              919          1,884,751
                                                                                                                 ------------
      OIL, GAS & CONSUMABLE FUELS 0.7%
a,c,d Anchor Resources LLC ..............................................    United States           3,410                 --
      BP PLC ............................................................   United Kingdom         158,600          1,728,368
      BP PLC, ADR .......................................................   United Kingdom           9,000            590,220
      Eni SpA ...........................................................        Italy              67,710          2,006,778
      Total SA, B .......................................................       France              49,296          3,235,264
      Total SA, B, ADR ..................................................       France              19,340          1,275,280
                                                                                                                 ------------
                                                                                                                    8,835,910
                                                                                                                 ------------
      PAPER & FOREST PRODUCTS 1.5%
      Weyerhaeuser Co. ..................................................    United States         324,100         19,941,873
                                                                                                                 ------------
      PERSONAL PRODUCTS 0.5%
    a Amorepacific Corp. ................................................     South Korea           11,613          5,399,968
      Pacific Corp. .....................................................     South Korea            6,421            878,753
                                                                                                                 ------------
                                                                                                                    6,278,721
                                                                                                                 ------------
      PHARMACEUTICALS 1.8%
      Merck & Co. Inc. ..................................................    United States          65,900          2,761,210
      Pfizer Inc. .......................................................    United States         466,520         13,230,507
      Sanofi-Aventis ....................................................       France              85,873          7,645,070
                                                                                                                 ------------
                                                                                                                   23,636,787
                                                                                                                 ------------
      REAL ESTATE 4.7%
    d Canary Wharf Group PLC ............................................   United Kingdom         185,900          1,055,752
      Great Eagle Holdings Ltd. .........................................      Hong Kong         1,560,206          5,687,568
      iStar Financial Inc. ..............................................    United States         121,700          5,074,890
      Link REIT .........................................................      Hong Kong         6,971,067         14,513,642
      Potlatch Corp. ....................................................    United States         395,544         14,674,683
      Reckson Associates Realty Corp. ...................................    United States          92,800          3,971,840
a,c,d Security Capital European Realty ..................................     Luxembourg               570              3,540
      Swire Pacific Ltd., A .............................................      Hong Kong           837,000          8,745,329
      Swire Pacific Ltd., B .............................................      Hong Kong         2,440,700          4,567,707
a,c,d Torre Mayor Investments LP ........................................       Mexico                  10            860,000
      Ventas Inc. .......................................................    United States          33,500          1,291,090
                                                                                                                 ------------
                                                                                                                   60,446,041
                                                                                                                 ------------


                                        Quarterly Statements of Investments | 75

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
                                                                                            SHARES/WARRANTS/
      MUTUAL DISCOVERY SECURITIES FUND                                       COUNTRY            CONTRACTS            VALUE
-------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      ROAD & RAIL 0.5%
  c,d Florida East Coast Industries Inc. .............................    United States           124,400        $    6,745,714
                                                                                                                 --------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.5%
    a ATI Technologies Inc. ..........................................        Canada              319,620             6,855,849
                                                                                                                 --------------
      SOFTWARE 0.7%
    a Mercury Interactive Corp. ......................................    United States            46,300             2,385,839
      Microsoft Corp. ................................................    United States           233,800             6,389,754
                                                                                                                 --------------
                                                                                                                      8,775,593
                                                                                                                 --------------
      THRIFTS & MORTGAGE FINANCE 1.7%
      Countrywide Financial Corp. ....................................    United States            10,700               374,928
      Hudson City Bancorp Inc. .......................................    United States           266,460             3,530,595
      Hypo Real Estate Holding AG ....................................       Germany              145,889             9,099,108
      Sovereign Bancorp Inc. .........................................    United States           107,205             2,305,979
      Washington Mutual Inc. .........................................    United States           146,810             6,381,831
                                                                                                                 --------------
                                                                                                                     21,692,441
                                                                                                                 --------------
      TOBACCO 13.3%
      Altadis SA .....................................................         Spain              439,723            20,878,666
      Altria Group Inc. ..............................................     United States          113,921             8,720,653
      British American Tobacco PLC ...................................    United Kingdom        1,610,201            43,536,898
      Gallaher Group PLC .............................................    United Kingdom           24,353               398,542
      Imperial Tobacco Group PLC .....................................    United Kingdom          672,817            22,424,726
      ITC Ltd. .......................................................         India            1,739,520             7,128,651
      Japan Tobacco Inc. .............................................         Japan                3,895            15,137,420
      KT&G Corp. .....................................................      South Korea           690,215            41,941,730
      Reynolds American Inc. .........................................     United States          175,800            10,894,326
                                                                                                                 --------------
                                                                                                                    171,061,612
                                                                                                                 --------------
      TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
         (COST $883,973,231) .........................................                                            1,139,249,194
                                                                                                                 --------------
      PREFERRED STOCKS 0.2%
      DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% g
    c PTV Inc., 10.00%, pfd., A ......................................    United Kingdom            4,289                12,652
                                                                                                                 --------------
      METALS & MINING 0.2%
c,d,f Esmark Inc., 8.00%, cvt. pfd., A ...............................    United States             2,352             2,568,196
                                                                                                                 --------------
      TOTAL PREFERRED STOCKS (COST $2,364,867) .......................                                                2,580,848
                                                                                                                 --------------
                                                                                             ------------------
                                                                                             PRINCIPAL AMOUNT j
                                                                                             ------------------
      CORPORATE BONDS & NOTES 0.3%
    b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 .........        Canada              234,000 CAD           205,170
  c,d DecisionOne Corp., 12.00%, 4/15/10 .............................    United States            24,776                24,776


76 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
    MUTUAL DISCOVERY SECURITIES FUND                                         COUNTRY         PRINCIPAL AMOUNT h      VALUE
-------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES (CONTINUED)
d,k Motor Coach Industries International Inc.,
     FRN, 18.40%, 12/01/08 ...........................................    United States         2,069,734        $    2,121,477
    Trump Entertainment Resorts Inc., 8.50%, 5/20/15 .................    United States         1,460,337             1,403,749
  d TVMAX Holdings Inc., PIK,
         11.50%, 11/30/06 ............................................    United States            12,802                12,802
       l 14.00%, 11/30/06 ............................................    United States            43,418                43,418
                                                                                                                 --------------
    TOTAL CORPORATE BONDS & NOTES (COST $3,808,439) ..................                                                3,811,392
                                                                                                                 --------------
    CORPORATE BONDS & NOTES IN REORGANIZATION 1.3%
  m Adelphia Communications Corp.,
         9.25%, 10/01/02 .............................................    United States         2,490,000             1,543,800
         8.125%, 7/15/03 .............................................    United States           219,000               136,328
         7.50%, 1/15/04 ..............................................    United States            80,000                49,200
         9.50%, 2/15/04 ..............................................    United States            13,844                 8,479
         10.50%, 7/15/04 .............................................    United States           124,000                78,430
         9.875%, 3/01/05 .............................................    United States            85,000                52,063
         10.25%, 11/01/06 ............................................    United States           329,000               203,157
         9.875%, 3/01/07 .............................................    United States            51,000                31,748
         8.375%, 2/01/08 .............................................    United States           235,000               146,288
         7.75%, 1/15/09 ..............................................    United States           580,000               361,050
         7.875%, 5/01/09 .............................................    United States           141,000                86,363
         9.375%, 11/15/09 ............................................    United States           410,000               263,425
         senior note, 10.875%, 10/01/10 ..............................    United States           289,000               179,902
         senior note, 10.25%, 6/15/11 ................................    United States           467,000               304,717
  m Armstrong World Industries Inc.,
         6.35%, 8/15/03 ..............................................    United States           997,000               648,050
         6.50%, 8/15/05 ..............................................    United States           105,000                68,250
         9.75%, 4/15/08 ..............................................    United States           218,000               138,430
         7.45%, 5/15/29 ..............................................    United States           133,000                86,450
         Revolver, 10/29/03 ..........................................    United States           171,450               102,870
         Trade Claim .................................................    United States           459,700               283,290
  m Century Communications Corp.,
         8.875%, 1/15/07 .............................................    United States            22,000                24,530
         8.75%, 10/01/07 .............................................    United States           224,000               247,520
         8.375%, 12/15/07 ............................................    United States            20,000                21,900
         senior note, 9.50%, 3/01/05 .................................    United States            42,000                47,250
         Series B, zero cpn., senior disc. note, 1/15/08 .............    United States           308,000               204,820
         zero cpn., 3/15/03 ..........................................    United States           458,000               455,710
k,m Collins & Aikman Products Co.,
         Revolver, FRN, 11.50%, 8/31/09 ..............................    United States            65,138                27,683
         Tranche B1 Term Loan, FRN, 11.50%, 8/31/11 ..................    United States           154,200                65,535
  m Dana Corp.,
         5.85%, 1/15/15 ..............................................    United States         1,607,000             1,060,620
         7.00%, 3/01/29 ..............................................    United States           388,000               260,930
b,m Dana Credit Corp., 144A, 8.375%, 8/15/07 .........................    United States             6,000                 5,760


                                        Quarterly Statements of Investments | 77

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
    MUTUAL DISCOVERY SECURITIES FUND                                         COUNTRY         PRINCIPAL AMOUNT h      VALUE
-------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES IN REORGANIZATION (CONTINUED)
k,m Eurotunnel PLC,
         S8 Tier 1 EFL2 Stabilization Note, FRN, 5.971%, 3/15/26 .....    United Kingdom           14,000 GBP    $        6,816
       b Senior Tranche G2 Term Loan A, 144A,
         FRN, 5.747%, 12/15/12 .......................................    United Kingdom           34,050 GBP            63,279
         Tier 2, FRN, 5.959%, 12/31/18 ...............................    United Kingdom          199,114 GBP           363,509
         Tier 3, FRN, 5.895%, 12/31/25 ...............................    United Kingdom        1,346,624 GBP         1,865,900
  m Eurotunnel SA,
       k S6 Tier 1 FM2 Stabilization Note, FRN, 4.187%, 3/15/26 ......        France                2,000 EUR               659
       k S7 Tier 1 FM4 Stabilization Note, FRN, 4.187%, 3/15/26 ......        France                9,000 EUR             2,967
         Senior Tranche H1 Term Loan (KfW Advance), 8.78%, 12/15/12 ..        France               75,000 EUR            94,402
       k Tier 2 (LIBOR), FRN, 4.305%, 12/31/18 .......................        France               39,763 EUR            49,166
       k Tier 2 (PIBOR), FRN, 4.291%, 12/31/18 .......................        France               17,565 EUR            21,720
       k Tier 3 (LIBOR), FRN, 4.30%, 12/31/25 ........................        France            1,476,585 EUR         1,385,728
       k Tier 3 (PIBOR), FRN, 4.304%, 12/31/25 .......................        France              331,700 EUR           311,290
  m Owens Corning, Revolver,
       l 6/26/02 .....................................................    United States           238,000               382,585
         6/26/02 .....................................................    United States         2,678,399             4,298,831
  m Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ..........    United States             3,000                     3
                                                                                                                 --------------
    TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
       (COST $15,099,769) ............................................                                               16,041,403
                                                                                                                 --------------
    COMPANIES IN LIQUIDATION (COST $0) 0.0%
  a United Cos. Financial Corp., Bank Claim ..........................    United States             4,727                    --
                                                                                                                 --------------
    GOVERNMENT AGENCIES (COST $5,000,000) 0.4%
    Federal Home Loan Bank, 5.48%, 2/28/08 ...........................    United States         5,000,000             5,000,490
                                                                                                                 --------------
    TOTAL LONG TERM INVESTMENTS (COST $910,246,306) ..................                                            1,166,683,327
                                                                                                                 --------------
    SHORT TERM INVESTMENTS 8.9%
    GOVERNMENT AGENCIES (COST $30,131,574) 2.3%
  n Federal Home Loan Bank, 10/17/06 - 3/16/07 .......................    United States        30,500,000            30,150,339
                                                                                                                 --------------
  o REPURCHASE AGREEMENTS (COST $76,700,000) 6.0%
    Merrill Lynch & Co. Inc., 4.95%, 10/02/06
     (Maturity Value $76,731,639)
       Collateralized by U.S. Government Agency Securities, 4.125%,
        8/15/08 ......................................................    United States        76,700,000            76,700,000
                                                                                                                 --------------
  p INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
    SECURITIES 0.6%
  o REPURCHASE AGREEMENTS 0.6%
    Bank of America LLC, 5.40%, 10/02/06 (Maturity Value $2,000,900)
     Collateralized by U.S. Government Agency Securities, 5.00%,
       6/01/35 - 2/01/36 .............................................    United States         2,000,000             2,000,000
    Citigroup Global Markets Inc., 5.35%, 10/02/06
     (Maturity Value $1,610,718)
       Collateralized by n U.S. Government Agency Securities,
        0.00% - 8.875%, 10/15/06 - 11/23/35 ..........................    United States         1,610,000             1,610,000


78 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  MUTUAL DISCOVERY SECURITIES FUND                                           COUNTRY         PRINCIPAL AMOUNT j       VALUE
-------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  INVESTMENT FROM CASH COLLATERAL RECEIVED FOR LOANED
  SECURITIES (CONTINUED)
  REPURCHASE AGREEMENTS (CONTINUED)
  Duetsche Bank Securities Inc., 5.40%, 10/02/06
   (Maturity Value $2,000,900)
     Collateralized by U.S. Government Agency Securities,
      4.00% - 7.00%, 4/01/18 - 9/01/36 ...............................    United States         2,000,000        $    2,000,000
  J.P. Morgan Securities, 5.40%, 10/02/06 (Maturity Value
     $970,437)
    Collateralized by U.S. Government Agency Securities,
      4.50% - 7.50%, 2/01/20 - 8/01/36 ...............................    United States           970,000               970,000
  Morgan Stanley & Co. Inc., 5.40%, 10/02/06
   (Maturity Value $1,910,860)
     Collateralized by n U.S. Government Agency Securities,
      0.00% - 8.00%, 2/15/07 - 10/01/46 ..............................    United States         1,910,000             1,910,000
                                                                                                                 --------------
  TOTAL INVESTMENT FROM CASH COLLATERAL RECEIVED FOR LOANED
     SECURITIES (COST $8,490,000) ....................................                                                8,490,000
                                                                                                                 --------------
  TOTAL SHORT TERM INVESTMENTS (COST $115,321,574) ...................                                              115,340,339
                                                                                                                 --------------
  TOTAL INVESTMENTS (COST $1,025,567,880) 99.5% ......................                                            1,282,023,666
  OPTIONS WRITTEN (0.0)% g ...........................................                                                  (52,140)
  SECURITIES SOLD SHORT (1.4)% .......................................                                              (17,897,122)
  NET REALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.0)% g ...........                                                 (613,364)
  OTHER ASSETS, LESS LIABILITIES 1.9% ................................                                               25,277,109
                                                                                                                 --------------
  NET ASSETS 100.0% ..................................................                                           $1,288,738,149
                                                                                                                 ==============
                                                                                                  ---------
                                                                                                  CONTRACTS
                                                                                                  ---------
  OPTIONS WRITTEN 0.0% g
  COMPUTERS & PERIPHERALS 0.0% g
  Lexmark International Inc., Oct. 55.00 Calls, 10/21/06 .............    United States               140        $       46,200
                                                                                                                 --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.0% g
  Bausch & Lomb Inc., Oct. 55.00 Calls, 10/21/06 .....................    United States               100                 2,500
  Bausch & Lomb Inc., Nov. 55.00 Calls, 11/18/06 .....................    United States                43                 3,440
                                                                                                                 --------------
                                                                                                                          5,940
                                                                                                                 --------------
  TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $59,481) ..................                                           $       52,140
                                                                                                                 ==============
                                                                                                  ---------
                                                                                                    SHARES
                                                                                                  ---------
   SECURITIES SOLD SHORT 1.4%
  COMMERCIAL BANKS 0.2%
  Regions Financial Corp. ............................................    United States            62,435        $    2,296,984
                                                                                                                 --------------
  COMMUNICATIONS EQUIPMENT 0.1%
  Alcatel SA, ADR ....................................................       France                86,180             1,049,672
                                                                                                                 --------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.1%
  AT&T Inc. ..........................................................    United States            25,200               820,512
                                                                                                                 --------------


                                        Quarterly Statements of Investments | 79

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  MUTUAL DISCOVERY SECURITIES FUND                                           COUNTRY              SHARES             VALUE
-------------------------------------------------------------------------------------------------------------------------------
  SECURITIES SOLD SHORT (CONTINUED)
  ELECTRIC UTILITIES 0.6%
  FPL Group Inc. .....................................................    United States           175,847        $    7,913,115
                                                                                                                 --------------
  FOOD PRODUCTS 0.1%
  Kraft Foods Inc., A ................................................    United States            24,290               866,181
                                                                                                                 --------------
  METALS & MINING 0.1%
  Goldcorp Inc. ......................................................        Canada               89,751             2,118,124
                                                                                                                 --------------
  REAL ESTATE 0.1%
  SL Green Realty Corp. ..............................................    United States             9,585             1,070,644
                                                                                                                 --------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.1%
  Advanced Micro Devices Inc. ........................................    United States            70,901             1,761,890
                                                                                                                 --------------
  TOTAL SECURITIES SOLD SHORT (PROCEEDS $17,155,929) .................                                           $   17,897,122
                                                                                                                 ==============

See Currency and Selected Portfolio Abbreviations on page 119.

a     Non-income producing for the twelve months ended September 30, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2006, the aggregate value of these securities was $467,181, representing 0.04% of net assets.

c     See Note 4 regarding restricted securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2006, the aggregate value of these securities was $25,613,119, representing 1.99% of net assets.

e Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

f     See Note 7 regarding other considerations.

g     Rounds to less than 0.1% of net assets.

h A portion or all of the security is held in connection with open option contracts.

i     A portion or all of the security is on loan as of September 30, 2006.

j     The principal amount is stated in U.S. dollars unless otherwise indicated.

k     The coupon rate shown represents the rate at period end.

l     See Note 5 regarding unfunded loan commitments.

m     Defaulted security.

n A portion or all of the security is traded on a discount basis with no stated coupon rate.

o At September 30, 2006, all repurchase agreements had been entered into on September 29, 2006.

p     Investment from cash collateral received for loaned securities.


80 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
      MUTUAL SHARES SECURITIES FUND                                               COUNTRY         CONTRACTS           VALUE
--------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS 91.2%
      COMMON STOCKS AND OTHER EQUITY INTERESTS 88.5%
      AEROSPACE & DEFENSE 0.1%
    a GenCorp Inc. ........................................................    United States         273,900      $    3,516,876
                                                                                                                  --------------
      AIRLINES 0.4%
    a ACE Aviation Holdings Inc., A .......................................       Canada             573,396          17,736,913
  a,b ACE Aviation Holdings Inc., A, 144A .................................       Canada              29,545             913,918
                                                                                                                  --------------
                                                                                                                      18,650,831
                                                                                                                  --------------
      AUTOMOBILES 0.4%
    i General Motors Corp. ................................................    United States         276,650           9,201,379
a,c,d International Automotive Components Group Brazil LLC ................       Brazil           1,451,684           1,451,684
  a,c International Automotive Components Group Japan LLC .................        Japan             223,225           1,890,055
a,c,d International Automotive Components Group LLC .......................     Luxembourg         5,883,517           5,883,517
                                                                                                                  --------------
                                                                                                                      18,426,635
                                                                                                                  --------------
      BEVERAGES 2.2%
      Brown-Forman Corp., A ...............................................    United States           7,600             588,012
      Brown-Forman Corp., B ...............................................    United States          85,930           6,586,535
      Coca-Cola Enterprises Inc. ..........................................    United States       1,700,180          35,414,749
    e Pernod Ricard SA ....................................................       France             278,411          57,940,561
                                                                                                                  --------------
                                                                                                                     100,529,857
                                                                                                                  --------------
      CAPITAL MARKETS 0.5%
      Bear Stearns Cos. Inc. ..............................................    United States         150,120          21,031,812
                                                                                                                  --------------
      CHEMICALS 1.4%
    a Arkema ..............................................................       France             499,937          23,591,887
  a,f Dow Corning Corp., Contingent Distribution ..........................    United States         650,000             238,063
      Koninklijke DSM NV ..................................................     Netherlands          576,912          25,307,419
      Linde AG ............................................................       Germany            193,026          18,207,894
                                                                                                                  --------------
                                                                                                                      67,345,263
                                                                                                                  --------------
      COMMERCIAL BANKS 9.2%
      AmSouth Bancorp .....................................................    United States         286,000           8,305,440
      Banca Intesa SpA ....................................................        Italy           8,469,391          55,745,173
      BNP Paribas SA ......................................................       France             200,900          21,618,199
  a,b Centennial Bank Holdings Inc., 144A .................................    United States         806,100           7,803,048
      Chinatrust Financial Holding Co. Ltd. ...............................       Taiwan          28,040,320          20,918,028
      Danske Bank AS ......................................................       Denmark            588,410          23,143,486
a,c,d Elephant Capital Holdings Ltd. ......................................        Japan               4,653          11,271,253
      Mitsubishi UFJ Financial Group Inc. .................................        Japan               3,841          49,433,301
a,c,d NCB Warrant Holdings Ltd., A ........................................        Japan              23,570           3,806,555
      North Fork Bancorp Inc. .............................................    United States         420,100          12,031,664
      Societe Generale, A .................................................       France             224,345          35,706,547
      Sumitomo Mitsui Financial Group Inc. ................................        Japan               3,830          40,211,676
      Svenska Handelsbanken AB, A .........................................       Sweden           1,620,760          43,792,668
      Swedbank AB .........................................................       Sweden           1,828,900          54,283,360


                                        Quarterly Statements of Investments | 81

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
        MUTUAL SHARES SECURITIES FUND                                            COUNTRY          CONTRACTS           VALUE
--------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        COMMERCIAL BANKS (CONTINUED)
        U.S. Bancorp ......................................................    United States         688,050      $   22,857,021
        Wachovia Corp. ....................................................    United States         388,850          21,697,830
                                                                                                                  --------------
                                                                                                                     432,625,249
                                                                                                                  --------------
        COMMERCIAL SERVICES & SUPPLIES 0.3%
      a Comdisco Holding Co. Inc. .........................................    United States              93               1,711
    a,f Comdisco Holding Co. Inc., Contingent Distribution ................    United States       8,175,255                  --
        Republic Services Inc. ............................................    United States         351,238          14,123,280
                                                                                                                  --------------
                                                                                                                      14,124,991
                                                                                                                  --------------
        COMMUNICATIONS EQUIPMENT 0.2%
      a Lucent Technologies Inc. ..........................................    United States       4,052,100           9,481,914
                                                                                                                  --------------
        COMPUTERS & PERIPHERALS 2.2%
  a,c,d DecisionOne Corp. .................................................    United States         108,227              77,166
      a Dell Inc. .........................................................    United States       1,205,920          27,543,213
        International Business Machines Corp. .............................    United States         486,150          39,835,131
    a,i Lexmark International Inc., A .....................................    United States         626,951          36,149,994
                                                                                                                  --------------
                                                                                                                     103,605,504
                                                                                                                  --------------
        CONSUMER FINANCE 0.6%
        Takefuji Corp. ....................................................       Japan              609,593          27,975,057
                                                                                                                  --------------
        CONTAINERS & PACKAGING 0.6%
        Temple-Inland Inc. ................................................    United States         703,900          28,226,390
                                                                                                                  --------------
        DIVERSIFIED CONSUMER SERVICES 0.2%
        H&R Block Inc. ....................................................    United States         388,900           8,454,686
                                                                                                                  --------------
        DIVERSIFIED FINANCIAL SERVICES 2.8%
        Capital One Financial Corp. .......................................    United States         229,100          18,021,006
        Citigroup Inc. ....................................................    United States         831,240          41,287,691
        Fortis ............................................................      Belgium           1,605,885          65,170,664
        Leucadia National Corp. ...........................................    United States         175,690           4,597,807
    a,f Marconi Corp., Contingent Distribution ............................   United Kingdom       9,945,700                  --
                                                                                                                  --------------
                                                                                                                     129,077,168
                                                                                                                  --------------
        DIVERSIFIED TELECOMMUNICATION SERVICES 6.1%
a,c,d,g AboveNet Inc. .....................................................    United States          56,216           1,722,458
a,d,f,g AboveNet Inc., Contingent Distribution ............................    United States       8,697,000                  --
  a,c,g AboveNet Inc., options to purchase (shares), exercise price $20.95,
           expiration date, 9/09/13 .......................................    United States              78               1,735
a,c,d,g AboveNet Inc., wts., 9/08/08 ......................................    United States           2,231              51,759
a,c,d,g AboveNet Inc., wts., 9/08/10 ......................................    United States           2,625              52,500
        Belgacom ..........................................................      Belgium             344,438          13,427,732
        BellSouth Corp. ...................................................    United States       1,674,970          71,604,967
        Chunghwa Telecom Co. Ltd., ADR ....................................       Taiwan           1,006,688          17,425,776
        Embarq Corp. ......................................................    United States         361,507          17,486,094
  a,d,f Global Crossing Holdings Ltd., Contingent Distribution ............    United States       9,005,048                  --


82 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
        MUTUAL SHARES SECURITIES FUND                                           COUNTRY          CONTRACTS            VALUE
--------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
        DIVERSIFIED TELECOMMUNICATION SERVICES (CONTINUED)
        Koninklijke (Royal) KPN NV ........................................     Netherlands          753,832      $    9,617,458
        NTL Inc. ..........................................................   United Kingdom       1,170,282          29,760,271
        Sprint Nextel Corp. ...............................................    United States       2,030,739          34,827,174
        Verizon Communications Inc. .......................................    United States       2,439,306          90,571,432
                                                                                                                  --------------
                                                                                                                     286,549,356
                                                                                                                  --------------
        ELECTRIC UTILITIES 1.3%
        Constellation Energy Group ........................................    United States         774,530          45,852,176
        E.ON AG ...........................................................      Germany             126,256          15,004,644
                                                                                                                  --------------
                                                                                                                      60,856,820
                                                                                                                  --------------
        ELECTRONIC EQUIPMENT & INSTRUMENTS 0.0% h
        Symbol Technologies Inc. ..........................................    United States         100,900           1,499,374
                                                                                                                  --------------
        ENERGY EQUIPMENT & SERVICES 0.4%
      a Seadrill Ltd. .....................................................       Bermuda          1,444,760          18,949,269
                                                                                                                  --------------
        FOOD & STAPLES RETAILING 1.7%
        Carrefour SA ......................................................       France             599,568          37,889,342
        Kroger Co. ........................................................    United States       1,777,900          41,140,606
                                                                                                                  --------------
                                                                                                                      79,029,948
                                                                                                                  --------------
        FOOD PRODUCTS 4.2%
        Cadbury Schweppes PLC .............................................   United Kingdom       2,989,254          31,820,242
        General Mills Inc. ................................................   United States          287,200          16,255,520
        Groupe Danone .....................................................       France             154,938          21,751,705
        Nestle SA .........................................................    Switzerland           163,787          57,119,766
      g Orkla ASA .........................................................       Norway           1,490,260          70,900,065
                                                                                                                  --------------
                                                                                                                     197,847,298
                                                                                                                  --------------
        HEALTH CARE EQUIPMENT & SUPPLIES 1.6%
      i Bausch & Lomb Inc. ................................................    United States         436,300          21,871,719
      a Boston Scientific Corp. ...........................................    United States       1,697,829          25,110,891
        Hillenbrand Industries Inc. .......................................    United States         469,100          26,729,318
                                                                                                                  --------------
                                                                                                                      73,711,928
                                                                                                                  --------------
        HEALTH CARE PROVIDERS & SERVICES 0.8%
        Aetna Inc. ........................................................    United States         735,510          29,089,420
a,c,d,g Kindred Healthcare Inc. ...........................................    United States         169,244           4,780,043
a,c,d,g Kindred Healthcare Inc., options to purchase (shares):
             Exercise price $23.75, expiration date, 7/17/11 ..............    United States             450               2,022
             Exercise price $26.00, expiration date, 1/01/12 ..............    United States             134                 301
             Exercise price $9.07, expiration date, 1/01/13 ...............    United States             100               1,917
             Exercise price $25.99, expiration date, 1/01/14 ..............    United States              66                 149
             Exercise price $27.90, expiration date, 1/10/15 ..............    United States              28                 962
        MDS Inc. ..........................................................       Canada             240,900           4,129,098
                                                                                                                  --------------
                                                                                                                      38,003,912
                                                                                                                  --------------


                                        Quarterly Statements of Investments | 83

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
      MUTUAL SHARES SECURITIES FUND                                               COUNTRY         CONTRACTS           VALUE
--------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      HOTELS, RESTAURANTS & LEISURE 0.4%
  a,d FHC Delaware Inc. ...................................................    United States         139,062      $      497,175
    a Trump Entertainment Resorts Inc. ....................................    United States         377,320           6,399,347
    a Wyndham Worldwide Corp. .............................................    United States         440,756          12,327,945
                                                                                                                  --------------
                                                                                                                      19,224,467
                                                                                                                  --------------
      HOUSEHOLD DURABLES 0.4%
      Koninklijke Philips Electronics NV ..................................     Netherlands          560,297          19,661,434
                                                                                                                  --------------
      INDUSTRIAL CONGLOMERATES 2.9%
      Keppel Corp. Ltd. ...................................................      Singapore         1,990,793          18,553,990
      Siemens AG ..........................................................       Germany            469,687          40,987,160
      Tyco International Ltd. .............................................    United States       2,765,820          77,415,302
                                                                                                                  --------------
                                                                                                                     136,956,452
                                                                                                                  --------------
      INSURANCE 9.8%
    a Alleghany Corp. .....................................................    United States          22,884           6,613,705
      American International Group Inc. ...................................    United States         534,760          35,433,198
    a Berkshire Hathaway Inc., A ..........................................    United States             151          14,465,800
    a Berkshire Hathaway Inc., B ..........................................    United States          42,667         135,425,058
      Hartford Financial Services Group Inc. ..............................    United States         579,200          50,245,600
      Montpelier Re Holdings Ltd. .........................................       Bermuda            155,447           3,014,117
      Nationwide Financial Services Inc., A ...............................    United States         840,600          40,432,860
      Old Republic International Corp. ....................................    United States       2,374,625          52,597,944
a,c,d Olympus Re Holdings Ltd. ............................................       Bermuda             16,280              16,280
      Prudential Financial Inc. ...........................................    United States         191,900          14,632,375
      The St. Paul Travelers Cos. Inc. ....................................    United States         826,050          38,733,484
      White Mountains Insurance Group Ltd. ................................    United States         130,649          64,927,327
                                                                                                                  --------------
                                                                                                                     456,537,748
                                                                                                                  --------------
      LEISURE EQUIPMENT & PRODUCTS 0.6%
      Mattel Inc. .........................................................    United States       1,414,030          27,856,391
                                                                                                                  --------------
      MACHINERY 0.3%
      Federal Signal Corp. ................................................    United States         949,100          14,473,775
                                                                                                                  --------------
      MARINE 0.5%
      A P Moller - Maersk A/S .............................................       Denmark              2,830          24,259,618
                                                                                                                  --------------
      MEDIA 7.5%
    a Cablevision Systems Corp., A ........................................    United States       1,068,100          24,256,551
      CBS Corp., B ........................................................    United States         214,650           6,046,690
      Clear Channel Communications Inc. ...................................    United States       1,183,600          34,146,860
    a Comcast Corp., A ....................................................    United States       1,434,800          52,814,988
    a EchoStar Communications Corp., A ....................................    United States          94,530           3,094,912
    a Liberty Media Holding Corp.-Capital, A ..............................    United States         327,624          27,379,538
      Mediaset Sp A .......................................................        Italy             514,887           5,547,062
      News Corp., A .......................................................    United States       3,827,300          75,206,445


84 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
          MUTUAL SHARES SECURITIES FUND                                           COUNTRY         CONTRACTS           VALUE
--------------------------------------------------------------------------------------------------------------------------------
          LONG TERM INVESTMENTS (CONTINUED)
          COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
          MEDIA (CONTINUED)
          Sun-Time Media Group Inc., A ....................................    United States         610,420      $    4,016,564
          Time Warner Inc. ................................................    United States       2,895,270          52,780,772
      a,d TVMAX Holdings Inc. .............................................    United States          35,609              35,609
        a Viacom Inc., B ..................................................    United States       1,013,620          37,686,392
          Washington Post Co., B ..........................................    United States          37,469          27,614,653
                                                                                                                  --------------
                                                                                                                     350,627,036
                                                                                                                  --------------
          METALS & MINING 2.2%
          Acerinox SA .....................................................       Spain               79,020           1,524,242
          Anglo American PLC ..............................................    South Africa          728,999          30,480,764
a,c,d,g,j Esmark Inc. .....................................................    United States           3,549           3,299,718
        a Glamis Gold Ltd. ................................................       Canada             522,222          20,591,214
          Mittal Steel Co. NV .............................................     Netherlands          831,576          29,022,719
          United States Steel Corp. .......................................    United States         318,060          18,345,701
                                                                                                                  --------------
                                                                                                                     103,264,358
                                                                                                                  --------------
          MULTI-UTILITIES & UNREGULATED POWER 1.0%
          NorthWestern Corp. ..............................................    United States         111,131           3,887,362
      a,f NorthWestern Corp., Contingent Distribution .....................    United States       3,365,650             329,032
        a Northwestern Corp., wts., 11/01/07 ..............................    United States           6,339              65,926
          RWE AG ..........................................................      Germany             299,996          27,716,140
          Suez SA .........................................................       France             341,950          15,039,362
                                                                                                                  --------------
                                                                                                                      47,037,822
                                                                                                                  --------------
          OIL, GAS & CONSUMABLE FUELS 1.8%
    a,c,d Anchor Resources LLC ............................................    United States           6,820                  --
          BP PLC ..........................................................    United Kingdom        803,000           8,750,820
          BP PLC, ADR .....................................................    United Kingdom          5,100             334,458
          Massey Energy Co. ...............................................    United States         846,122          17,717,795
        a OPTI Canada Inc. ................................................       Canada           1,380,515          22,117,895
          Pogo Producing Co. ..............................................    United States         317,700          13,009,815
          Total SA, B .....................................................       France             307,880          20,205,963
                                                                                                                  --------------
                                                                                                                      82,136,746
                                                                                                                  --------------
          PAPER & FOREST PRODUCTS 3.3%
          International Paper Co. .........................................    United States       1,901,634          65,853,585
          Weyerhaeuser Co. ................................................    United States       1,415,600          87,101,868
                                                                                                                  --------------
                                                                                                                     152,955,453
                                                                                                                  --------------
          PHARMACEUTICALS 2.4%
          Pfizer Inc. .....................................................    United States       2,614,610          74,150,340
          Sanofi-Aventis ..................................................       France             173,657          15,460,272
          Valeant Pharmaceuticals International ...........................    United States       1,144,800          22,644,144
                                                                                                                  --------------
                                                                                                                     112,254,756
                                                                                                                  --------------


                                        Quarterly Statements of Investments | 85

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
      MUTUAL SHARES SECURITIES FUND                                               COUNTRY         CONTRACTS           VALUE
--------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONTINUED)
      COMMON STOCKS AND OTHER EQUITY INTERESTS (CONTINUED)
      REAL ESTATE 1.5%
    a Alexander's Inc. ....................................................    United States           7,800      $    2,419,950
    d Canary Wharf Group PLC ..............................................   United Kingdom       1,535,898           8,722,580
      Link REIT ...........................................................     Hong Kong          6,415,638          13,357,249
      Potlatch Corp. ......................................................    United States          79,914           2,964,809
    a Realogy Corp. .......................................................    United States         550,945          12,495,433
      Reckson Associates Realty Corp. .....................................    United States         453,300          19,401,240
a,c,d Security Capital European Realty ....................................     Luxembourg             1,120               6,955
    e The St. Joe Co. .....................................................    United States         160,000           8,779,200
      Swire Pacific Ltd., B ...............................................     Hong Kong            855,665           1,601,355
      Ventas Inc. .........................................................    United States          59,000           2,273,860
                                                                                                                  --------------
                                                                                                                      72,022,631
                                                                                                                  --------------
      ROAD & RAIL 1.2%
      Avis Budget Group Inc. ..............................................    United States         220,378           4,030,714
  c,d Florida East Coast Industries Inc. ..................................    United States       1,001,113          54,286,353
                                                                                                                  --------------
                                                                                                                      58,317,067
                                                                                                                  --------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.6%
    a ATI Technologies Inc. ...............................................       Canada           1,273,180          27,309,711
                                                                                                                  --------------
      SOFTWARE 1.3%
    a Mercury Interactive Corp. ...........................................    United States         300,700          15,495,071
      Microsoft Corp. .....................................................    United States       1,653,990          45,203,547
                                                                                                                  --------------
                                                                                                                      60,698,618
                                                                                                                  --------------
      SPECIALTY RETAIL 0.1%
      Michaels Stores Inc. ................................................    United States         115,300           5,020,162
                                                                                                                  --------------
      THRIFTS & MORTGAGE FINANCE 3.4%
      Countrywide Financial Corp. .........................................    United States         659,492          23,108,600
      Golden West Financial Corp. .........................................    United States         373,060          28,818,885
      Hudson City Bancorp Inc. ............................................    United States       2,322,253          30,769,852
      Sovereign Bancorp Inc. ..............................................    United States       1,530,060          32,911,591
      Washington Mutual Inc. ..............................................    United States       1,013,084          44,038,761
                                                                                                                  --------------
                                                                                                                     159,647,689
                                                                                                                  --------------
      TOBACCO 10.1%
      Altadis SA ..........................................................       Spain            1,573,026          74,689,485
      Altria Group Inc. ...................................................    United States         923,607          70,702,116
      British American Tobacco PLC ........................................   United Kingdom       4,405,367         119,113,087
      British American Tobacco PLC, ADR ...................................   United Kingdom           4,300             235,253
      Imperial Tobacco Group PLC ..........................................   United Kingdom       2,140,709          71,348,990
      KT&G Corp. ..........................................................    South Korea         1,111,310          67,530,066
      Reynolds American Inc. ..............................................    United States       1,125,770          69,763,967
                                                                                                                  --------------
                                                                                                                     473,382,964
                                                                                                                  --------------
      TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
         (COST $3,378,551,453) ............................................                                        4,143,165,036
                                                                                                                  --------------


86 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

--------------------------------------------------------------------------------------------------------------------------------
                                                                                               SHARES/WARRANTS/
        MUTUAL SHARES SECURITIES FUND                                             COUNTRY         CONTRACTS           VALUE
--------------------------------------------------------------------------------------------------------------------------------
        LONG TERM INVESTMENTS (CONTINUED)
        PREFERRED STOCKS 0.3%
        DIVERSIFIED TELECOMMUNICATION SERVICES 0.0% h
      c PTV Inc., 10.00%, pfd., A .........................................   United Kingdom        17,300        $       51,035
                                                                                                                  --------------
        METALS & MINING 0.3%
c,d,g,j Esmark Inc., 8.00%, cvt. pfd., A ..................................    United States        12,918            14,105,423
                                                                                                                  --------------
        TOTAL PREFERRED STOCKS (COST $12,969,900) .........................                                           14,156,458
                                                                                                                  --------------
                                                                                               ------------------
                                                                                               PRINCIPAL AMOUNT m
                                                                                               ------------------
        CORPORATE BONDS & NOTES 0.5%
      b ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/01/35 ............       Canada          1,266,000 CAD        1,110,023
    c,d DecisionOne Corp., 12.00%, 4/15/10 ................................    United States        123,474              123,474
    d,k Motor Coach Industries International Inc.,
           FRN, 18.40%, 12/01/08 ..........................................    United States     12,007,996           12,308,196
        Trump Entertainment Resorts Inc., 8.50%, 5/20/15 ..................    United States      7,730,630            7,431,068
      d TVMAX Holdings Inc., PIK,
             11.50%, 11/30/06 .............................................    United States         27,006               27,006
           l 14.00%, 11/30/06 .............................................    United States        150,072              150,072
                                                                                                                    ------------
        TOTAL CORPORATE BONDS & NOTES (COST $21,081,826)                                                              21,149,839
                                                                                                                    ------------
        CORPORATE BONDS & NOTES IN REORGANIZATION 1.7%
      n Adelphia Communications Corp.,
             9.25%, 10/01/02 ..............................................    United States      3,536,000            2,192,320
             8.125%, 7/15/03 ..............................................    United States      1,895,000            1,179,638
             7.50%, 1/15/04 ...............................................    United States        350,000              215,250
             9.50%, 2/15/04 ...............................................    United States      1,000,000              612,500
             10.50%, 7/15/04 ..............................................    United States      5,577,000            3,527,452
             9.875%, 3/01/05 ..............................................    United States        504,000              308,700
             10.25%, 11/01/06 .............................................    United States      1,823,000            1,125,703
             9.875%, 3/01/07 ..............................................    United States        242,000              150,645
             8.375%, 2/01/08 ..............................................    United States      1,238,000              770,655
             7.75%, 1/15/09 ...............................................    United States      2,918,000            1,816,455
             7.875%, 5/01/09 ..............................................    United States      3,372,000            2,065,350
             9.375%, 11/15/09 .............................................    United States      3,572,000            2,295,010
             senior note, 10.875%, 10/01/10 ...............................    United States      1,611,000            1,002,848
             senior note, 10.25%, 6/15/11 .................................    United States      2,227,000            1,453,117
      n Armstrong World Industries Inc.,
             6.35%, 8/15/03 ...............................................    United States      4,322,000            2,809,300
             6.50%, 8/15/05 ...............................................    United States        443,000              287,950
             9.75%, 4/15/08 ...............................................    United States      1,165,000              739,775
             7.45%, 5/15/29 ...............................................    United States        693,000              450,450
             Revolver, 10/29/03 ...........................................    United States        888,525              533,115
             Trade Claim ..................................................    United States      2,382,700            1,468,339
      n Century Communications Corp.,
             8.875%, 1/15/07 ..............................................    United States        115,000              128,225
             8.75%, 10/01/07 ..............................................    United States      1,145,000            1,265,225
             8.375%, 12/15/07 .............................................    United States         90,000               98,550


                                        Quarterly Statements of Investments | 87

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
    MUTUAL SHARES SECURITIES FUND                                                 COUNTRY      PRINCIPAL AMOUNT m       VALUE
----------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    CORPORATE BONDS & NOTES IN REORGANIZATION (CONTINUED)
  n Century Communications Corp., (continued)
         senior note, 9.50%, 3/01/05 ......................................    United States        245,000         $      275,625
         Series B, zero cpn., senior disc. note, 1/15/08 ..................    United States      1,735,000              1,153,775
         zero cpn., 3/15/03 ...............................................    United States      2,157,000              2,146,215
k,n Collins & Aikman Products Co.,
         Revolver, FRN, 11.50%, 8/31/09 ...................................    United States        276,984                117,718
         Tranche B1 Term Loan, FRN, 11.50%, 8/31/11 .......................    United States        655,200                278,460
  n Dana Corp.,
         5.85%, 1/15/15 ...................................................    United States      6,584,000              4,345,440
         7.00%, 3/01/29 ...................................................    United States      1,560,000              1,049,100
b,n Dana Credit Corp., 144A, 8.375%, 8/15/07 ..............................    United States        105,000                100,800
  n Eurotunnel PLC,
         Participating Loan Note, 1.00%, 4/30/40 ..........................   United Kingdom         58,000 GBP             10,317
       k S8 Tier 1 EFL2 Stabilization Note, FRN, 5.971%, 3/15/26 ..........   United Kingdom         89,000 GBP             43,329
     b,k Senior Tranche G2 Term Loan A, 144A, FRN, 5.747%, 12/15/12 .......   United Kingdom        205,700 GBP            382,274
       k Tier 2, FRN, 5.959%, 12/31/18 ....................................   United Kingdom        584,056 GBP          1,066,276
       k Tier 3, FRN, 5.895%, 12/31/25 ....................................   United Kingdom      8,725,540 GBP         12,090,221
  n Eurotunnel SA,
       k S6 Tier 1 FM2 Stabilization Note, FRN, 4.187%, 3/15/26 ...........       France             12,000 EUR              3,957
       k S7 Tier 1 FM4 Stabilization Note, FRN, 4.187%, 3/15/26 ...........       France             56,000 EUR             18,465
         Senior Tranche H1 Term Loan (KfW Advance), 8.78%, 12/15/12 .......       France            333,300 EUR            419,521
       k Tier 2 (LIBOR), FRN, 4.305%, 12/31/18 ............................       France             60,952 EUR             75,367
       k Tier 2 (PIBOR), FRN, 4.291%, 12/31/18 ............................       France             45,056 EUR             55,711
       k Tier 3 (LIBOR), FRN, 4.30%, 12/31/25 .............................       France          9,159,534 EUR          8,595,929
       k Tier 3 (PIBOR), FRN, 4.304%, 12/31/25 ............................       France          2,036,795 EUR          1,911,467
  n Owens Corning, Revolver,
         6/26/02 ..........................................................    United States        945,000              1,519,087
       l 6/26/02 ..........................................................    United States     11,050,109             17,735,424
  n Safety Kleen Services, senior sub. note, 9.25%, 6/01/08 ...............    United States          5,000                      5
                                                                                                                    --------------
    TOTAL CORPORATE BONDS & NOTES IN REORGANIZATION
       (COST $74,052,309) .................................................                                             79,891,055
                                                                                                                    --------------
                                                                                               ------------------
                                                                                                SHARES/PRINCIPAL
                                                                                                    AMOUNT m
                                                                                               ------------------
    COMPANIES IN LIQUIDATION 0.0% h
  d Peregrine Investments Holdings Ltd., 6.70%, 1/15/98 ...................      Hong Kong        5,000,000 JPY                317
  d PIV Investment Finance (Cayman) Ltd. ..................................      Hong Kong       12,200,000                183,000
  a United Cos. Financial Corp., Bank Claim ...............................    United States          9,660                     --
                                                                                                                    --------------
    TOTAL COMPANIES IN LIQUIDATION (COST $0) ..............................                                                183,317
                                                                                                                    --------------
    GOVERNMENT AGENCIES (COST $10,000,000) 0.2%
    Federal Home Loan Bank, 5.48%, 2/28/08 ................................    United States     10,000,000             10,000,980
                                                                                                                    --------------
    TOTAL LONG TERM INVESTMENTS (COST $3,496,655,488) .....................                                          4,268,546,685
                                                                                                                    --------------


88 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
  MUTUAL SHARES SECURITIES FUND                                                   COUNTRY      PRINCIPAL AMOUNT l       VALUE
----------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 8.3%
  GOVERNMENT AGENCIES (COST $144,824,145) 3.1%
o Federal Home Loan Bank, 00.0 - 2.26%, 10/02/06 - 5/07/07 ................    United States       145,951,000      $  144,820,357
                                                                                                                    --------------
p REPURCHASE AGREEMENTS (COST $236,700,000) 5.0%
  Merrill Lynch & Co. Inc., 4.95%, 10/02/06
     (Maturity Value $236,797,639)
       Collateralized by U.S. Government Agency Securities,
        4.125%, 8/15/08 ...................................................    United States       236,700,000         236,700,000
                                                                                                                    --------------
q INVESTMENT FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.2%
p REPURCHASE AGREEMENTS 0.2%
  Bank of America LLC, 5.40%, 10/02/06 (Maturity Value $1,856,835)
     Collateralized by U.S. Government Agency Securities, 5.00%,
      6/01/35 - 2/01/36 ...................................................    United States         1,856,000           1,856,000
  Barclays Capital Inc., 5.40%, 10/02/06 (Maturity Value $1,882,847)
     Collateralized by U.S. Government Agency Securities,
      3.144% - 9.00%, 1/01/07 - 8/01/46 ...................................    United States         1,882,000           1,882,000
  Citigroup Global Markets Inc., 5.35%, 10/02/06
     (Maturity Value $1,990,887)
       Collateralized by o U.S. Government Agency Securities,
        0.00% - 8.875%, 10/15/06 - 11/23/35 ...............................    United States         1,990,000           1,990,000
  J.P. Morgan Securities, 5.40%, 10/02/06 (Maturity Value $1,500,675)
     Collateralized by U.S. Government Agency Securities,
      4.50% - 7.50%, 2/01/20 - 8/01/36 ....................................    United States         1,500,000           1,500,000
  Morgan Stanley & Co. Inc., 5.40%, 10/02/06
     (Maturity Value $1,686,759)
       Collateralized by o U.S. Government Agency Securities,
        0.00% - 8.00%, 2/15/07 - 10/01/46 .................................    United States         1,686,000           1,686,000
                                                                                                                    --------------
  TOTAL INVESTMENT FROM CASH COLLATERAL RECEIVED FOR LOANED
     SECURITIES (COST $8,914,000) .........................................                                              8,914,000
                                                                                                                    --------------
  TOTAL SHORT TERM INVESTMENTS (COST $390,438,145) ........................                                            390,434,357
                                                                                                                    --------------
  TOTAL INVESTMENTS (COST $3,887,093,633) 99.5% ...........................                                          4,658,981,042
  OPTIONS WRITTEN (0.0)% h ................................................                                               (596,340)
  SECURITIES SOLD SHORT (3.7)% ............................................                                           (171,586,319)
  NET REALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.0)% h ................                                               (756,651)
  OTHER ASSETS, LESS LIABILITIES 4.2% .....................................                                            194,982,227
                                                                                                                    --------------
  NET ASSETS 100.0% .......................................................                                         $4,681,023,959
                                                                                                                    ==============
                                                                                               ------------------
                                                                                                   CONTRACTS
                                                                                               ------------------
  OPTIONS WRITTEN (0.0)% h
  AUTOMOBILES 0.0% h
  General Motors Corp., Oct. 32.50 Calls, 10/21/06 ........................    United States             1,300      $      227,500
                                                                                                                    --------------
  COMPUTERS & PERIPHERALS 0.0% h
  Lexmark International Inc., Oct. 55.00 Calls, 10/21/06 ..................    United States             1,052             347,160
                                                                                                                    --------------


                                        Quarterly Statements of Investments | 89

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

------------------------------------------------------------------------------------------------------------------------
  MUTUAL SHARES SECURITIES FUND                                                  COUNTRY       CONTRACTS       VALUE
------------------------------------------------------------------------------------------------------------------------
  OPTIONS WRITTEN (CONTINUED)
  HEALTH CARE EQUIPMENT & SUPPLIES 0.0% h
  Bausch & Lomb Inc., Oct. 55.00 Calls, 10/21/06 ..........................    United States         400   $      10,000
  Bausch & Lomb Inc., Nov. 55.00 Calls, 11/18/06 ..........................    United States         146          11,680
                                                                                                           -------------
                                                                                                                  21,680
                                                                                                           -------------
  TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $652,257) ......................                                $     596,340
                                                                                                           =============
                                                                                               ---------
                                                                                                SHARES
                                                                                               ---------
  SECURITIES SOLD SHORT 3.7%
  COMMERCIAL BANKS 0.2%
  Regions Financial Corp. .................................................    United States     228,019   $   8,388,819
                                                                                                           -------------
  COMMUNICATIONS EQUIPMENT 0.2%
  Alcatel SA, ADR .........................................................       France         790,969       9,634,002
                                                                                                           -------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 1.5%
  AT&T Inc. ...............................................................    United States   2,219,882      72,279,358
                                                                                                           -------------
  ELECTRIC UTILITIES 1.1%
  FPL Group Inc. ..........................................................    United States   1,135,931      51,116,895
                                                                                                           -------------
  METALS & MINING 0.4%
  Goldcorp Inc. ...........................................................       Canada         756,970      17,864,492
                                                                                                           -------------
  REAL ESTATE 0.1%
  SL Green Realty Corp. ...................................................    United States      47,194       5,271,570
                                                                                                           -------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 0.2%
  Advanced Micro Devices Inc. .............................................    United States     282,945       7,031,183
                                                                                                           -------------
  TOTAL SECURITIES SOLD SHORT (PROCEEDS $155,899,950) .....................                                $ 171,586,319
                                                                                                           =============

See Currency and Selected Portfolio Abbreviations on page 119.

a     Non-income producing for the twelve months ended September 30, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2006, the aggregate value of these securities was $10,310,063, representing 0.22% of net assets.

c     See Note 4 regarding restricted securities.

d Security has been deemed illiquid because it may not be able to be sold within seven days. At September 30, 2006, the aggregate value of these securities was $122,864,444, representing 2.62% of net assets.

e     A portion or all of the security is on loan as of September 30, 2006.

f Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

g     See Note 7 regarding other considerations.

h     Rounds to less than 0.1% of net assets.

i A portion or all of the security is held in connection with open option contracts.

j     See Note 6 regarding holdings of 5% voting securities.

k     The coupon rate shown represents the rate at period end.

l     See Note 5 regarding unfunded loan commitments.

m     The principal amount is stated in U.S. dollars unless otherwise indicated.

n     Defaulted security.

o A portion or all of the security is traded on a discount basis with no stated coupon rate.

p At September 30, 2006, all repurchase agreements had been entered into on September 29, 2006.

q     Investment from cash collateral received for loaned securities.


90 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON DEVELOPING MARKETS SECURITIES FUND                         INDUSTRY               SHARES/RIGHTS           VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 96.3%
  AUSTRIA 0.5%
  Wienerberger AG .......................................         Building Products                155,800       $    7,358,086
                                                                                                                 --------------
  BRAZIL 9.6%
  Banco Bradesco SA, ADR, pfd. ..........................         Commercial Banks                 747,772           24,938,196
  Centrais Eletricas Brasileiras SA .....................        Electric Utilities            411,324,764            9,080,225
  Companhia Vale do Rio Doce, ADR, pfd., A ..............          Metals & Mining               1,263,350           23,384,609
  CPFL Energia SA .......................................        Electric Utilities                274,412            3,508,475
  Petroleo Brasileiro SA, ADR, pfd. .....................    Oil, Gas & Consumable Fuels           605,922           45,347,202
  Sadia SA, pfd. ........................................           Food Products                  574,936            1,562,707
  Souza Cruz SA .........................................              Tobacco                     730,024           11,280,983
  Suzano Papel e Celulose SA, pfd., A ...................      Paper & Forest Products             567,038            3,950,894
  Unibanco - Uniao de Bancos Brasileiros SA, GDR, pfd. ..         Commercial Banks                 218,100           16,139,400
                                                                                                                 --------------
                                                                                                                    139,192,691
                                                                                                                 --------------
  CHINA 11.8%
  Aluminum Corp. of China Ltd., H .......................          Metals & Mining              27,316,000           17,355,959
  Anhui Conch Cement Co. Ltd., H ........................      Construction Materials            2,634,000            5,213,465
  China Mobile Ltd. .....................................    Wireless Telecommunication
                                                                      Services                   2,932,000           20,717,989
  China Petroleum and Chemical Corp., H .................    Oil, Gas & Consumable Fuels        19,998,000           12,423,908
  China Telecom Corp. Ltd., H ...........................   Diversified Telecommunication
                                                                      Services                  10,338,000            3,742,070
  China Travel International Investment Hong Kong Ltd. ..   Hotels Restaurants & Leisure        21,782,000            4,808,975
  Citic Pacific Ltd. ....................................     Industrial Conglomerates           1,472,959            4,537,621
  CNOOC Ltd. ............................................    Oil, Gas & Consumable Fuels        33,668,000           28,003,907
  Denway Motors Ltd. ....................................            Automobiles                24,044,234            8,703,348
  PetroChina Co. Ltd., H ................................    Oil, Gas & Consumable Fuels        42,498,000           45,712,904
a PetroChina Co. Ltd., H, 144A ..........................    Oil, Gas & Consumable Fuels         7,682,000            8,263,131
  Shanghai Industrial Holdings Ltd. .....................     Industrial Conglomerates           3,999,000            7,555,888
  Travelsky Technology Ltd., H ..........................            IT Services                 3,361,000            4,236,491
                                                                                                                 --------------
                                                                                                                    171,275,656
                                                                                                                 --------------
  CROATIA 1.1%
b Pliva d.d., GDR, Reg S ................................          Pharmaceuticals                 557,380           15,450,574
                                                                                                                 --------------
  CZECH REPUBLIC 0.2%
  Philip Morris CR AS ...................................              Tobacco                       6,115            2,695,471
                                                                                                                 --------------
  FINLAND 0.2%
  Nokian Renkaat OYJ ....................................          Auto Components                 159,580            2,871,763
                                                                                                                 --------------
  HONG KONG 1.2%
  Cheung Kong (Holdings) Ltd. ...........................      Real Estate Management
                                                                    & Development                  831,000            8,922,638
  Cheung Kong Infrastructure Holdings Ltd. ..............        Electric Utilities                552,000            1,689,872
  Dairy Farm International Holdings Ltd. ................     Food & Staples Retailing             498,933            1,586,607
  Hopewell Holdings Ltd. ................................   Transportation Infrastructure          724,000            2,063,089
  MTR Corp. Ltd. ........................................            Road & Rail                 1,539,370            3,864,899
                                                                                                                 --------------
                                                                                                                     18,127,105
                                                                                                                 --------------


                                        Quarterly Statements of Investments | 91

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON DEVELOPING MARKETS SECURITIES FUND                       INDUSTRY               SHARES/RIGHTS          VALUE
-------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    HUNGARY 3.2%
    BorsodChem Rt. ......................................             Chemicals                    272,447       $    3,738,748
  c Magyar Telekom PLC ..................................   Diversified Telecommunication
                                                                      Services                   2,692,482           10,834,056
    MOL Magyar Olaj-es Gazipari Rt. .....................    Oil, Gas & Consumable Fuels           193,095           17,605,536
    OTP Bank Nyrt. ......................................         Commercial Banks                 226,890            7,155,948
    Richter Gedeon Nyrt. ................................          Pharmaceuticals                  32,556            6,723,373
                                                                                                                 --------------
                                                                                                                     46,057,661
                                                                                                                 --------------
    INDIA 2.2%
    Gail India Ltd. .....................................           Gas Utilities                  867,330            4,982,554
    Hero Honda Motors Ltd. ..............................            Automobiles                   166,200            2,811,317
    Hindustan Petroleum Corp. Ltd. ......................    Oil, Gas & Consumable Fuels           683,364            4,173,460
    Indian Oil Corp. Ltd. ...............................    Oil, Gas & Consumable Fuels           424,873            4,857,415
    Oil & Natural Gas Corp. Ltd. ........................    Oil, Gas & Consumable Fuels           446,279           11,403,554
  a Oil & Natural Gas Corp. Ltd., 144A ..................    Oil, Gas & Consumable Fuels           129,030            3,297,042
                                                                                                                 --------------
                                                                                                                     31,525,342
                                                                                                                 --------------
    INDONESIA 0.4%
    PT Astra International Tbk ..........................            Automobiles                 4,862,000            6,575,980
                                                                                                                 --------------
    ISRAEL 0.4%
  c Taro Pharmaceutical Industries Ltd. .................          Pharmaceuticals                 429,702            5,715,037
                                                                                                                 --------------
    MALAYSIA 1.6%
    Maxis Communications Bhd. ...........................    Wireless Telecommunication
                                                                      Services                   5,073,500           12,243,533
    Resorts World Bhd. ..................................   Hotels Restaurants & Leisure           804,000            2,419,848
    Sime Darby Bhd. .....................................     Industrial Conglomerates           4,346,700            7,071,638
    Tanjong PLC .........................................    Independent Power Producers
                                                                  & Energy Traders                 441,000            1,506,670
                                                                                                                 --------------
                                                                                                                     23,241,689
                                                                                                                 --------------
    MEXICO 2.2%
    Grupo Bimbo SA de CV, A .............................           Food Products                  668,764            2,343,839
    Kimberly Clark de Mexico SA de CV, A ................        Household Products              4,538,033           18,378,456
    Telefonos de Mexico SA de CV, L, ADR ................   Diversified Telecommunication
                                                                      Services                     474,564           12,139,347
                                                                                                                 --------------
                                                                                                                     32,861,642
                                                                                                                 --------------
    PANAMA 0.2%
    Banco Latinoamericano de Exportaciones SA, E ........         Commercial Banks                 230,200            3,595,724
                                                                                                                 --------------
    PERU 0.3%
    Compania de Minas Buenaventura SA, ADR ..............          Metals & Mining                 138,900            3,750,300
                                                                                                                 --------------
    PHILIPPINES 0.4%
    San Miguel Corp., B .................................             Beverages                  4,263,893            6,464,310
                                                                                                                 --------------
    POLAND 0.8%
  c Polski Koncern Naftowy Orlen SA .....................    Oil, Gas & Consumable Fuels           461,144            7,215,038
    Telekomunikacja Polska SA ...........................   Diversified Telecommunication
                                                                      Services                     671,118            4,264,400
                                                                                                                 --------------
                                                                                                                     11,479,438
                                                                                                                 --------------


92 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON DEVELOPING MARKETS SECURITIES FUND                       INDUSTRY               SHARES/RIGHTS          VALUE
-------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    PORTUGAL 0.2%
    Jeronimo Martins SGPS SA ............................     Food & Staples Retailing             144,814       $    2,585,836
                                                                                                                 --------------
    RUSSIA 5.9%
    Gazprom .............................................   Oil, Gas & Consumable Fuels            657,910            7,039,637
    Gazprom, ADR ........................................   Oil, Gas & Consumable Fuels            499,126           21,362,593
    LUKOIL, ADR .........................................   Oil, Gas & Consumable Fuels            383,176           28,948,514
    Mining and Metallurgical Co. Norilsk Nickel .........         Metals & Mining                  153,487           19,400,757
    Mobile Telesystems, ADR .............................    Wireless Telecommunication
                                                                      Services                     184,900            6,983,673
  c ZAO Polyus Gold Co. .................................         Metals & Mining                   64,340            2,824,526
                                                                                                                 --------------
                                                                                                                     86,559,700
                                                                                                                 --------------
    SINGAPORE 1.0%
    ComfortDelGro Corp. Ltd. ............................           Road & Rail                  6,447,000            6,861,102
    Fraser and Neave Ltd. ...............................     Industrial Conglomerates           3,008,005            7,842,028
                                                                                                                 --------------
                                                                                                                     14,703,130
                                                                                                                 --------------
    SOUTH AFRICA 10.2%
    Anglo American PLC ..................................         Metals & Mining                  737,442           30,549,139
    Edgars Consolidated Stores Ltd. .....................         Specialty Retail               2,235,956            8,616,401
  c Imperial Holdings Ltd. ..............................     Air Freight & Logistics              516,984            8,583,196
    JD Group Ltd. .......................................         Specialty Retail                 413,860            3,455,478
    Massmart Holdings Ltd. ..............................     Food & Staples Retailing             106,590              779,195
    MTN Group Ltd. ......................................    Wireless Telecommunication
                                                                      Services                   1,764,400           14,278,382
    Nampak Ltd. .........................................      Containers & Packaging            1,413,340            3,304,147
    Nedbank Group Ltd. ..................................         Commercial Banks               1,241,837           18,216,800
    Old Mutual PLC ......................................            Insurance                   9,094,398           28,523,247
    Remgro Ltd. .........................................  Diversified Financial Services        1,527,505           30,216,541
    Standard Bank Group Ltd. ............................         Commercial Banks                 151,980            1,519,019
                                                                                                                 --------------
                                                                                                                    148,041,545
                                                                                                                 --------------
    SOUTH KOREA 17.2%
    Daewoo Shipbuilding & Marine Engineering Co. Ltd. ...            Machinery                       5,850              189,178
    GS Holdings Corp. ...................................   Oil, Gas & Consumable Fuels            191,000            6,681,215
    Hana Financial Group Inc. ...........................         Commercial Banks                 452,748           20,717,557
    Hite Brewery Co. Ltd. ...............................            Beverages                      47,930            5,926,351
    Hyundai Development Co. .............................    Construction & Engineering            378,520           16,880,892
    Hyundai Motor Co. Ltd. ..............................           Automobiles                     41,650            3,565,284
    Kangwon Land Inc. ...................................   Hotels Restaurants & Leisure         1,213,285           25,644,069
    Korea Gas Corp. .....................................          Gas Utilities                    89,400            3,585,448
    LG Card Co. Ltd. ....................................         Consumer Finance                 351,970           22,392,173
    LG Corp. ............................................     Industrial Conglomerates             191,990            5,579,630
    LG Electronics Inc. .................................        Household Durables                134,880            8,695,038
    Lotte Shopping Co. Ltd. .............................         Multiline Retail                  38,250           13,541,612
    Samsung Electronics Co. Ltd. ........................         Semiconductors &
                                                              Semiconductor Equipment               97,188           68,198,502
    Samsung Fine Chemicals Co. Ltd. .....................            Chemicals                     128,860            3,765,368


                                      Quarterly Statements of Investments | 93

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON DEVELOPING MARKETS SECURITIES FUND                       INDUSTRY               SHARES/RIGHTS          VALUE
-------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    SOUTH KOREA (CONTINUED)
    Shinhan Financial Group Co. Ltd. ....................         Commercial Banks                 304,000       $   13,702,087
    SK Corp. ............................................    Oil, Gas & Consumable Fuels           248,030           16,487,278
    SK Telecom Co. Ltd. .................................    Wireless Telecommunication
                                                                      Services                      70,760           15,068,048
                                                                                                                 --------------
                                                                                                                    250,619,730
                                                                                                                 --------------
    SWEDEN 0.8%
    Oriflame Cosmetics SA, SDR ..........................         Personal Products                354,688           11,761,705
                                                                                                                 --------------
    TAIWAN 11.2%
    Asustek Computer Inc. ...............................      Computers & Peripherals           1,215,900            2,853,380
    AU Optronics Corp. ..................................      Electronic Equipment &
                                                                     Instruments                 5,021,250            7,104,970
    China Motor Corp. ...................................            Automobiles                 1,666,795            1,449,825
    Chunghwa Telecom Co. Ltd. ...........................   Diversified Telecommunication
                                                                      Services                   6,265,860           10,389,481
    D-Link Corp. ........................................     Communications Equipment           7,292,411            7,708,680
    LITE-ON IT Corp. ....................................      Computers & Peripherals               9,610                8,417
    Lite-On Technology Corp. ............................      Computers & Peripherals           7,518,092            9,275,568
    MediaTek Inc. .......................................         Semiconductors &
                                                               Semiconductor Equipment             737,770            6,996,671
    Mega Financial Holding Co. Ltd. .....................         Commercial Banks              32,272,503           22,856,847
    President Chain Store Corp. .........................     Food & Staples Retailing           5,395,144           11,618,054
    Realtek Semiconductor Corp. .........................         Semiconductors &
                                                               Semiconductor Equipment           9,519,772           11,702,045
    Siliconware Precision Industries Co. ................         Semiconductors &
                                                               Semiconductor Equipment           4,144,521            4,938,126
    Sunplus Technology Co. Ltd. .........................         Semiconductors &
                                                               Semiconductor Equipment           6,972,972            6,654,966
    Synnex Technology International Corp. ...............      Electronic Equipment &
                                                                     Instruments                 6,249,936            5,568,502
    Taiwan Mobile Co. Ltd. ..............................    Wireless Telecommunication
                                                                      Services                  19,650,302           18,813,488
    Taiwan Semiconductor Manufacturing Co. Ltd. .........         Semiconductors &
                                                               Semiconductor Equipment          17,815,004           32,121,889
  c Yageo Corp. .........................................      Electronic Equipment &
                                                                     Instruments                 7,495,000            2,625,853
                                                                                                                 --------------
                                                                                                                    162,686,762
                                                                                                                 --------------
    THAILAND 2.9%
    Kasikornbank Public Co. Ltd., fgn. ..................         Commercial Banks               6,272,600           11,521,613
    Land and Houses Public Co. Ltd., fgn. ...............        Household Durables              6,641,075            1,317,077
    PTT Public Co. Ltd., fgn. ...........................    Oil, Gas & Consumable Fuels           880,000            5,060,029
    Siam Cement Public Co. Ltd., fgn. ...................      Construction Materials            1,736,714           11,835,453
    Siam Commercial Bank Public Co. Ltd., fgn. ..........         Commercial Banks               4,042,000            6,671,210


94 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON DEVELOPING MARKETS SECURITIES FUND                       INDUSTRY               SHARES/RIGHTS          VALUE
-------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    THAILAND (CONTINUED)
    Thai Airways International Public Co. Ltd., fgn. ....              Airlines                  3,021,500       $    3,800,502
    Thai Beverages Co. Ltd. .............................             Beverages                 13,608,000            2,527,935
  c True Corp. Public Co. Ltd., rts., 3/28/08 ...........   Diversified Telecommunication
                                                                       Services                    344,616                   --
                                                                                                                 --------------
                                                                                                                     42,733,819
                                                                                                                 --------------
    TURKEY 8.3%
    Akbank TAS ..........................................          Commercial Banks              7,085,776           36,259,336
    Arcelik AS, Br. .....................................         Household Durables             2,018,826           12,596,834
  c KOC Holding AS ......................................      Industrial Conglomerates          1,812,245            5,815,458
  c Migros Turk TAS .....................................      Food & Staples Retailing            485,761            4,875,251
    Tupras-Turkiye Petrol Rafineleri AS .................    Oil, Gas & Consumable Fuels         1,353,260           20,819,385
  c Turk Hava Yollari Anonim Ortakligi ..................              Airlines                    420,000            1,622,317
a,c Turk Hava Yollari Anonim Ortakligi, 144A ............              Airlines                  1,918,000            7,408,584
    Turkcell Iletisim Hizmetleri AS .....................     Wireless Telecommunication
                                                                       Services                  3,428,728           17,432,291
    Turkiye Vakiflar Bankasi T.A.O. .....................          Commercial Banks              3,055,135           13,515,619
                                                                                                                 --------------
                                                                                                                    120,345,075
                                                                                                                 --------------
    UNITED KINGDOM 2.3%
    HSBC Holdings PLC ...................................          Commercial Banks              1,103,488           20,127,415
    Provident Financial PLC .............................          Consumer Finance              1,163,037           13,621,691
                                                                                                                 --------------
                                                                                                                     33,749,106
                                                                                                                 --------------
    TOTAL LONG TERM INVESTMENTS
       (COST $1,076,447,124) ............................                                                         1,402,024,877
                                                                                                                 --------------
                                                                                           --------------------
                                                                                             PRINCIPAL AMOUNT
                                                                                           --------------------
    SHORT TERM INVESTMENT (COST $30,714,642) 2.1%
    U.S. GOVERNMENT AND AGENCY SECURITIES 2.1%
  d U.S. Treasury Bill, 12/28/06 ........................                                  $    31,080,000           30,722,766
                                                                                                                 --------------
    TOTAL INVESTMENTS (COST $1,107,161,766) 98.4% .......                                                         1,432,747,643
    OTHER ASSETS, LESS LIABILITIES 1.6% .................                                                            23,109,441
                                                                                                                 --------------
    NET ASSETS 100.0% ...................................                                                        $1,455,857,084
                                                                                                                 ==============

See Selected Portfolio Abbreviations on page 119.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2006, the aggregate value of these securities was $18,968,757, representing 1.30% of net assets.

b Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2006, the value of this security was $15,450,574, representing 1.06% of net assets.

c     Non-income producing for the twelve months ended September 30, 2006.

d     The security is traded on a discount basis with no stated coupon rate.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 95

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SECURITIES FUND                                            COUNTRY              SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 91.5%
  COMMON STOCKS 90.4%
  AIR FREIGHT & LOGISTICS 0.8%
  Deutsche Post AG ......................................................      Germany               964,432     $   25,293,555
                                                                                                                 --------------
  AIRLINES 0.6%
  Qantas Airways Ltd. ...................................................     Australia            7,008,990         20,426,429
                                                                                                                 --------------
  AUTO COMPONENTS 0.7%
  GKN PLC ...............................................................   United Kingdom         4,197,704         22,577,822
                                                                                                                 --------------
  AUTOMOBILES 0.9%
  Bayerische Motoren Werke AG ...........................................      Germany               521,239         27,941,961
                                                                                                                 --------------
  CAPITAL MARKETS 2.3%
  Amvescap PLC ..........................................................   United Kingdom         4,806,294         52,197,357
  Nomura Holdings Inc. ..................................................       Japan              1,255,218         22,106,206
                                                                                                                 --------------
                                                                                                                     74,303,563
                                                                                                                 --------------
  CHEMICALS 0.4%
  Lonza Group AG ........................................................    Switzerland             163,930         11,355,254
                                                                                                                 --------------
  COMMERCIAL BANKS 12.5%
  Banco Santander Central Hispano SA ....................................       Spain              1,814,669         28,697,998
  DBS Group Holdings Ltd. ...............................................     Singapore            1,240,347         14,996,639
  Hana Financial Group Inc. .............................................    South Korea             672,040         30,752,266
  Kookmin Bank, ADR .....................................................    South Korea             295,869         23,086,658
  Mega Financial Holding Co. Ltd. .......................................       Taiwan            20,405,000         14,451,744
  Mitsubishi UFJ Financial Group Inc. ...................................       Japan                  3,348         43,088,438
  Nordea Bank AB, FDR ...................................................       Sweden             2,018,478         26,494,279
  Royal Bank of Scotland Group PLC ......................................   United Kingdom           806,358         27,766,416
  Shinhan Financial Group Co. Ltd. ......................................    South Korea             762,930         34,387,281
  Shinsei Bank Ltd. .....................................................       Japan              4,217,368         25,710,215
a Shinsei Bank Ltd., 144A ...............................................       Japan                500,110          3,048,806
  Sumitomo Mitsui Financial Group Inc. ..................................       Japan                  8,268         86,806,824
  UniCredito Italiano SpA ...............................................       Italy              5,668,225         47,048,357
                                                                                                                 --------------
                                                                                                                    406,335,921
                                                                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES 1.3%
  Rentokil Initial PLC ..................................................   United Kingdom         6,271,598         17,233,223
  Securitas AB, B .......................................................       Sweden             1,278,238         16,047,857
b Securitas Direct AB, B ................................................       Sweden             1,278,238          3,209,572
b Securitas Systems AB, B ...............................................       Sweden             1,278,238          4,796,914
                                                                                                                 --------------
                                                                                                                     41,287,566
                                                                                                                 --------------
  COMPUTERS & PERIPHERALS 1.1%
  Compal Electronics Inc. ...............................................       Taiwan            12,789,038         11,317,391
  Lite-On Technology Corp. ..............................................       Taiwan            15,656,068         19,315,928
  NEC Corp. .............................................................       Japan              1,000,219          5,496,314
                                                                                                                 --------------
                                                                                                                     36,129,633
                                                                                                                 --------------


96 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
    TEMPLETON FOREIGN SECURITIES FUND                                          COUNTRY              SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONTINUED)
    COMMON STOCKS (CONTINUED)
    CONTAINERS & PACKAGING 1.0%
    Amcor Ltd. ..........................................................      Australia           5,968,788     $   33,054,852
                                                                                                                 --------------
    DIVERSIFIED FINANCIAL SERVICES 3.2%
    ING Groep NV ........................................................     Netherlands          1,233,408         54,262,374
  b KKR Private Equity Investors LP .....................................  Guernsey Islands        1,150,749         24,453,416
a,b KKR Private Equity Investors LP, 144A ...............................  Guernsey Islands        1,255,000         26,668,750
                                                                                                                 --------------
                                                                                                                    105,384,540
                                                                                                                 --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 7.7%
    BCE Inc. ............................................................        Canada            1,316,452         35,725,956
    China Telecom Corp. Ltd., H .........................................        China            44,862,357         16,238,933
    Chunghwa Telecom Co. Ltd., ADR ......................................        Taiwan            1,588,144         27,490,774
    France Telecom SA ...................................................        France            1,783,723         40,944,325
    KT Corp., ADR .......................................................     South Korea            397,895          8,542,806
    Nippon Telegraph & Telephone Corp. ..................................        Japan                 6,985         34,302,528
    Telefonica SA, ADR ..................................................        Spain               522,704         27,081,294
    Telefonos de Mexico SA de CV, L, ADR ................................        Mexico            1,476,635         37,772,323
    Telenor ASA .........................................................        Norway            1,893,704         24,692,476
                                                                                                                 --------------
                                                                                                                    252,791,415
                                                                                                                 --------------
    ELECTRIC UTILITIES 0.5%
    Hong Kong Electric Holdings Ltd. ....................................      Hong Kong           3,453,969         16,160,034
                                                                                                                 --------------
    ELECTRICAL EQUIPMENT 1.5%
    Gamesa Corp. Tecnologica SA .........................................        Spain               469,878         10,297,139
  a Gamesa Corp. Tecnologica SA, 144A ...................................        Spain             1,012,244         22,182,816
  b Vestas Wind Systems AS ..............................................       Denmark              633,788         16,924,298
                                                                                                                 --------------
                                                                                                                     49,404,253
                                                                                                                 --------------
    ELECTRONIC EQUIPMENT & INSTRUMENTS 2.1%
    Electrocomponents PLC ...............................................   United Kingdom         2,624,686         13,674,855
  b Flextronics International Ltd. ......................................      Singapore           1,403,290         17,737,586
    Hitachi Ltd. ........................................................        Japan             3,178,263         18,541,325
    Mabuchi Motor Co. Ltd. ..............................................        Japan               142,447          8,708,076
    Venture Corp. Ltd. ..................................................      Singapore           1,339,613         10,629,171
                                                                                                                 --------------
                                                                                                                     69,291,013
                                                                                                                 --------------
    FOOD & STAPLES RETAILING 1.4%
    Alliance Boots PLC ..................................................   United Kingdom         1,755,517         25,475,161
    William Morrison Supermarkets PLC ...................................   United Kingdom         4,622,259         21,053,161
                                                                                                                 --------------
                                                                                                                     46,528,322
                                                                                                                 --------------
    FOOD PRODUCTS 2.0%
    Nestle SA ...........................................................     Switzerland            103,509         36,098,164
    Unilever PLC ........................................................   United Kingdom         1,170,483         28,864,303
                                                                                                                 --------------
                                                                                                                     64,962,467
                                                                                                                 --------------


                                        Quarterly Statements of Investments | 97

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SECURITIES FUND                                            COUNTRY              SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  HEALTH CARE PROVIDERS & SERVICES 0.0% c
b Hutchison China Meditech Ltd. .........................................     Hong Kong                  177     $          580
                                                                                                                 --------------
  HOTELS RESTAURANTS & LEISURE 2.0%
  Compass Group PLC .....................................................   United Kingdom         9,792,178         49,184,609
  TUI AG ................................................................      Germany               792,560         16,363,427
                                                                                                                 --------------
                                                                                                                     65,548,036
                                                                                                                 --------------
  HOUSEHOLD DURABLES 2.4%
b Husqvarna AB, B .......................................................       Sweden               785,757          9,248,363
  Koninklijke Philips Electronics NV ....................................    Netherlands             899,289         31,557,033
  Sony Corp. ............................................................       Japan                904,219         36,595,968
                                                                                                                 --------------
                                                                                                                     77,401,364
                                                                                                                 --------------
  INDUSTRIAL CONGLOMERATES 3.0%
  Hutchison Whampoa Ltd. ................................................     Hong Kong            3,276,709         28,936,941
  Siemens AG ............................................................      Germany               568,634         49,621,754
  Smiths Group PLC ......................................................   United Kingdom         1,223,141         20,532,272
                                                                                                                 --------------
                                                                                                                     99,090,967
                                                                                                                 --------------
  INSURANCE 7.2%
  ACE Ltd. ..............................................................      Bermuda             1,075,149         58,842,905
  Aviva PLC .............................................................   United Kingdom         1,616,460         23,699,376
  AXA SA ................................................................       France               453,589         16,728,024
a AXA SA, 144A ..........................................................       France                38,270          1,411,369
  Old Mutual PLC ........................................................    South Africa         10,734,624         33,667,575
  Sompo Japan Insurance Inc. ............................................       Japan              1,601,485         20,977,074
  Swiss Reinsurance Co. .................................................    Switzerland             495,733         37,947,247
  XL Capital Ltd., A ....................................................      Bermuda               591,272         40,620,387
                                                                                                                 --------------
                                                                                                                    233,893,957
                                                                                                                 --------------
  LEISURE EQUIPMENT & PRODUCTS 1.0%
  FUJIFILM Holdings Corp. ...............................................       Japan                921,374         33,623,656
                                                                                                                 --------------
  MEDIA 5.6%
  British Sky Broadcasting Group PLC ....................................   United Kingdom         6,401,066         65,441,786
b Eutelsat Communications ...............................................       France             2,081,860         35,880,518
  Pearson PLC ...........................................................   United Kingdom         3,409,246         48,547,598
  Reed Elsevier NV ......................................................    Netherlands           2,012,869         33,568,272
                                                                                                                 --------------
                                                                                                                    183,438,174
                                                                                                                 --------------
  METALS & MINING 1.1%
  Barrick Gold Corp. ....................................................       Canada               663,561         20,389,393
  POSCO, ADR ............................................................    South Korea             255,230         16,572,084
                                                                                                                 --------------
                                                                                                                     36,961,477
                                                                                                                 --------------
  MULTI-UTILITIES 1.6%
  Centrica PLC ..........................................................   United Kingdom         2,772,071         16,882,309
  Suez SA ...............................................................       France               814,356         35,816,333
                                                                                                                 --------------
                                                                                                                     52,698,642
                                                                                                                 --------------


98 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SECURITIES FUND                                            COUNTRY              SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  OIL, GAS & CONSUMABLE FUELS 7.6%
  BP PLC ................................................................   United Kingdom         4,177,936     $   45,529,718
  Eni SpA ...............................................................       Italy              1,493,373         44,260,339
  Hindustan Petroleum Corp. Ltd. ........................................       India              1,031,444          6,299,264
  Reliance Industries Ltd. ..............................................       India              1,374,378         35,148,839
  Repsol YPF SA .........................................................       Spain              1,322,892         39,375,421
  Royal Dutch Shell PLC, B ..............................................   United Kingdom         1,879,537         63,840,805
  Total SA, B ...........................................................       France               204,496         13,420,939
                                                                                                                 --------------
                                                                                                                    247,875,325
                                                                                                                 --------------
  PAPER & FOREST PRODUCTS 3.6%
  Norske Skogindustrier ASA .............................................       Norway             1,362,151         20,474,686
  Sappi Ltd., ADR .......................................................    South Africa          1,080,426         13,753,823
  Stora Enso OYJ, R .....................................................      Finland             2,665,971         40,473,703
  UPM-Kymmene OYJ .......................................................      Finland             1,791,809         42,584,252
                                                                                                                 --------------
                                                                                                                    117,286,464
                                                                                                                 --------------
  PHARMACEUTICALS 5.4%
  GlaxoSmithKline PLC ...................................................   United Kingdom         2,755,715         73,374,320
  Sanofi-Aventis ........................................................       France               855,625         76,174,271
  Takeda Pharmaceutical Co. Ltd. ........................................       Japan                421,454         26,299,614
                                                                                                                 --------------
                                                                                                                    175,848,205
                                                                                                                 --------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 2.6%
  Cheung Kong (Holdings) Ltd. ...........................................     Hong Kong            6,650,922         71,412,478
  Swire Pacific Ltd., B .................................................     Hong Kong            7,315,338         13,690,466
                                                                                                                 --------------
                                                                                                                     85,102,944
                                                                                                                 --------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.6%
b Infineon Technologies AG ..............................................      Germany             1,396,863         16,563,540
  Samsung Electronics Co. Ltd. ..........................................    South Korea              69,750         48,944,782
  Taiwan Semiconductor Manufacturing Co. Ltd. ...........................       Taiwan            10,180,816         18,356,832
                                                                                                                 --------------
                                                                                                                     83,865,154
                                                                                                                 --------------
  SOFTWARE 0.8%
b Check Point Software Technologies Ltd. ................................       Israel             1,448,281         27,589,753
                                                                                                                 --------------
  SPECIALTY RETAIL 0.3%
  Kingfisher PLC ........................................................   United Kingdom         2,267,746         10,413,905
                                                                                                                 --------------
  TEXTILES, APPAREL & LUXURY GOODS 0.4%
  Burberry Group PLC ....................................................   United Kingdom         1,512,618         14,614,675
                                                                                                                 --------------
  WATER UTILITIES 0.6%
  Companhia de Saneamento Basico do Estado de San Paulo, ADR ............       Brazil               635,130         19,117,413
                                                                                                                 --------------


                                        Quarterly Statements of Investments | 99

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON FOREIGN SECURITIES FUND                                            COUNTRY             SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS (CONTINUED)
  WIRELESS TELECOMMUNICATION SERVICES 2.6%
  China Mobile Ltd. .....................................................       China              2,771,873     $   19,586,506
  Mobile Telesystems, ADR ...............................................       Russia               633,420         23,924,273
  Vodafone Group PLC, ADR ...............................................   United Kingdom         1,773,520         40,542,667
                                                                                                                 --------------
                                                                                                                     84,053,446
                                                                                                                 --------------
  TOTAL COMMON STOCKS (COST $2,396,313,372) .............................                                         2,951,652,737
                                                                                                                 --------------
  PREFERRED STOCKS 1.1%
  DIVERSIFIED TELECOMMUNICATION SERVICES 0.7%
  Tele Norte Leste Participacoes SA, ADR, pfd. ..........................       Brazil             1,690,345         23,174,630
                                                                                                                 --------------
  METALS & MINING 0.4%
  Companhia Vale do Rio Doce, ADR, pfd., A ..............................       Brazil               648,056         11,995,516
                                                                                                                 --------------
  TOTAL PREFERRED STOCKS (COST $29,064,332) .............................                                            35,170,146
                                                                                                                 --------------
  TOTAL LONG TERM INVESTMENTS (COST $2,425,377,704) .....................                                         2,986,822,883
                                                                                                                 --------------
  SHORT TERM INVESTMENT (COST $268,165,013) 8.2%
  MONEY MARKET FUND 8.2%
d Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ..   United States        268,165,013        268,165,013
                                                                                                                 --------------
  TOTAL INVESTMENTS (COST $2,693,542,717) 99.7% .........................                                         3,254,987,896
  OTHER ASSETS, LESS LIABILITIES 0.3% ...................................                                             8,858,593
                                                                                                                 --------------
  NET ASSETS 100.0% .....................................................                                        $3,263,846,489
                                                                                                                 ==============

See Selected Portfolio Abbreviations on page 119.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2006, the aggregate value of these securities was $53,311,741, representing 1.63% of net assets.

b     Non-income producing for the twelve months ended September 30, 2006.

c     Rounds to less than 0.1% of net assets.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

100 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL ASSET ALLOCATION FUND                                       COUNTRY        SHARES/WARRANTS         VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS 94.4%
  COMMON STOCKS AND WARRANTS 64.8%
  AEROSPACE & DEFENSE 1.2%
  BAE Systems PLC .......................................................   United Kingdom        293,926        $    2,175,304
a Raytheon Co., wts., 6/14/11 ...........................................   United States             314                 4,481
a Rolls-Royce Group PLC .................................................   United Kingdom        204,428             1,733,999
                                                                                                                 --------------
                                                                                                                      3,913,784
                                                                                                                 --------------
  AIR FREIGHT & LOGISTICS 0.9%
  Deutsche Post AG ......................................................      Germany            112,393             2,947,661
                                                                                                                 --------------
  AUTOMOBILES 0.7%
  Bayerische Motoren Werke AG ...........................................      Germany             42,925             2,301,072
                                                                                                                 --------------
  CAPITAL MARKETS 1.5%
  Amvescap PLC ..........................................................   United Kingdom        258,701             2,809,547
  Morgan Stanley ........................................................   United States          13,607               992,086
  Nomura Holdings Inc. ..................................................       Japan              54,494               959,718
                                                                                                                 --------------
                                                                                                                      4,761,351
                                                                                                                 --------------
  CHEMICALS 1.0%
  Akzo Nobel NV .........................................................    Netherlands           18,505             1,140,078
  The Dow Chemical Co. ..................................................   United States          51,432             2,004,819
                                                                                                                 --------------
                                                                                                                      3,144,897
                                                                                                                 --------------
  COMMERCIAL BANKS 4.7%
  Banco Santander Central Hispano SA ....................................       Spain             196,129             3,101,673
  DBS Group Holdings Ltd. ...............................................     Singapore           209,603             2,534,243
  HSBC Holdings PLC .....................................................   United Kingdom        127,347             2,322,785
  Kookmin Bank, ADR .....................................................    South Korea           25,932             2,023,474
  Mitsubishi UFJ Financial Group Inc. ...................................       Japan                  89             1,145,421
  Nordea Bank AB, FDR ...................................................      Sweden             211,655             2,778,156
  Sumitomo Mitsui Financial Group Inc. ..................................       Japan                 119             1,249,397
                                                                                                                 --------------
                                                                                                                     15,155,149
                                                                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES 1.6%
  Group 4 Securicor PLC .................................................   United Kingdom        664,467             2,102,666
  R. R. Donnelley & Sons Co. ............................................   United States          45,646             1,504,492
  Rentokil Initial PLC ..................................................   United Kingdom        635,457             1,746,122
                                                                                                                 --------------
                                                                                                                      5,353,280
                                                                                                                 --------------
  COMMUNICATIONS EQUIPMENT 0.6%
a Avaya Inc. ............................................................   United States         160,479             1,835,880
                                                                                                                 --------------
  COMPUTERS & PERIPHERALS 1.5%
  Lite-On Technology Corp. ..............................................      Taiwan             866,508             1,069,068
  NEC Corp. .............................................................       Japan             140,469               771,893
a Seagate Technology ....................................................   United States         125,853             2,905,946
                                                                                                                 --------------
                                                                                                                      4,746,907
                                                                                                                 --------------
  DIVERSIFIED CONSUMER SERVICES 0.5%
  H&R Block Inc. ........................................................   United States          80,935             1,759,527
                                                                                                                 --------------


                                       Quarterly Statements of Investments | 101

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL ASSET ALLOCATION FUND                                       COUNTRY        SHARES/WARRANTS         VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND WARRANTS (CONTINUED)
  DIVERSIFIED FINANCIAL SERVICES 2.2%
  ING Groep NV ..........................................................    Netherlands           92,795        $    4,082,410
  JPMorgan Chase & Co. ..................................................   United States          68,196             3,202,484
                                                                                                                 --------------
                                                                                                                      7,284,894
                                                                                                                 --------------
  DIVERSIFIED TELECOMMUNICATION SERVICES 3.3%
  Chunghwa Telecom Co. Ltd., ADR ........................................      Taiwan              63,421             1,097,810
  France Telecom SA, ADR ................................................      France             119,038             2,774,776
  Telefonica SA, ADR ....................................................       Spain              44,119             2,285,805
  Telefonos de Mexico SA de CV, L, ADR ..................................      Mexico              85,509             2,187,320
  Telenor ASA ...........................................................      Norway             187,278             2,441,964
                                                                                                                 --------------
                                                                                                                     10,787,675
                                                                                                                 --------------
  ELECTRIC UTILITIES 0.8%
  E.ON AG ...............................................................      Germany             21,441             2,548,113
                                                                                                                 --------------
  ELECTRICAL EQUIPMENT 1.6%
  Gamesa Corp. Tecnologica SA ...........................................       Spain              10,039               220,000
b Gamesa Corp. Tecnologica SA, 144A .....................................       Spain             124,152             2,720,728
a Vestas Wind Systems AS ................................................      Denmark             89,962             2,402,292
                                                                                                                 --------------
                                                                                                                      5,343,020
                                                                                                                 --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 1.5%
  Hitachi Ltd. ..........................................................       Japan             372,089             2,170,690
  Mabuchi Motor Co. Ltd. ................................................       Japan              24,694             1,509,595
  Venture Corp. Ltd. ....................................................     Singapore           151,038             1,198,412
                                                                                                                 --------------
                                                                                                                      4,878,697
                                                                                                                 --------------
  FOOD & STAPLES RETAILING 0.5%
  Alliance Boots PLC ....................................................   United Kingdom        108,015             1,567,458
                                                                                                                 --------------
  FOOD PRODUCTS 0.8%
  Unilever PLC ..........................................................   United Kingdom        101,782             2,509,961
                                                                                                                 --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 0.4%
a Boston Scientific Corp. ...............................................   United States          86,409             1,277,989
                                                                                                                 --------------
  HEALTH CARE PROVIDERS & SERVICES 0.4%
a Tenet Healthcare Corp. ................................................   United States         165,833             1,349,881
                                                                                                                 --------------
  HOTELS RESTAURANTS & LEISURE 1.0%
  Compass Group PLC .....................................................   United Kingdom        665,630             3,343,357
                                                                                                                 --------------
  HOUSEHOLD DURABLES 1.8%
  Koninklijke Philips Electronics NV ....................................    Netherlands           93,721             3,288,772
  Sony Corp., ADR .......................................................       Japan              60,283             2,433,022
                                                                                                                 --------------
                                                                                                                      5,721,794
                                                                                                                 --------------


102 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL ASSET ALLOCATION FUND                                       COUNTRY        SHARES/WARRANTS         VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND WARRANTS (CONTINUED)
  INDUSTRIAL CONGLOMERATES 2.1%
  Siemens AG, ADR .......................................................      Germany             30,680        $    2,672,228
  Smiths Group PLC ......................................................   United Kingdom        122,680             2,059,370
  Tyco International Ltd. ...............................................   United States          78,575             2,199,314
                                                                                                                 --------------
                                                                                                                      6,930,912
                                                                                                                 --------------
  INSURANCE 4.1%
  ACE Ltd. ..............................................................      Bermuda             44,783             2,450,974
  American International Group Inc. .....................................   United States          30,470             2,018,942
  AXA SA ................................................................      France              92,795             3,422,210
  Swiss Reinsurance Co. .................................................    Switzerland           44,559             3,410,891
  XL Capital Ltd., A ....................................................      Bermuda             30,300             2,081,610
                                                                                                                 --------------
                                                                                                                     13,384,627
                                                                                                                 --------------
  LEISURE EQUIPMENT & PRODUCTS 1.0%
  FUJIFILM Holdings Corp. ...............................................       Japan              62,793             2,291,502
  Mattel Inc. ...........................................................   United States          57,729             1,137,261
                                                                                                                 --------------
                                                                                                                      3,428,763
                                                                                                                 --------------
  MEDIA 8.0%
  British Sky Broadcasting Group PLC ....................................   United Kingdom        345,052             3,527,665
a Comcast Corp., A ......................................................   United States          88,933             3,273,624
a The DIRECTV Group Inc. ................................................   United States         209,914             4,131,108
  Mediaset SpA ..........................................................       Italy              87,570               943,423
  News Corp., A .........................................................   United States         159,893             3,141,897
  Pearson PLC ...........................................................   United Kingdom        160,461             2,284,962
  Reed Elsevier NV ......................................................    Netherlands          220,876             3,683,511
  Time Warner Inc. ......................................................   United States         151,764             2,766,658
a Viacom Inc., B ........................................................   United States          60,000             2,230,800
                                                                                                                 --------------
                                                                                                                     25,983,648
                                                                                                                 --------------
  MULTI-UTILITIES 1.3%
  Centrica PLC ..........................................................   United Kingdom        211,452             1,287,773
  National Grid PLC .....................................................   United Kingdom        162,336             2,030,493
  Suez SA ...............................................................      France              24,682             1,085,543
                                                                                                                 --------------
                                                                                                                      4,403,809
                                                                                                                 --------------
  MULTILINE RETAIL 0.8%
  Target Corp. ..........................................................   United States          47,117             2,603,214
                                                                                                                 --------------
  OIL, GAS & CONSUMABLE FUELS 4.4%
  BP PLC ................................................................   United Kingdom        219,075             2,387,404
  El Paso Corp. .........................................................   United States         267,614             3,650,255
  Eni SpA ...............................................................       Italy              98,648             2,923,713
  Repsol YPF SA .........................................................       Spain              71,406             2,125,375
  Royal Dutch Shell PLC, B ..............................................   United Kingdom         95,666             3,249,414
                                                                                                                 --------------
                                                                                                                     14,336,161
                                                                                                                 --------------


                                       Quarterly Statements of Investments | 103

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL ASSET ALLOCATION FUND                                       COUNTRY        SHARES/WARRANTS         VALUE
-------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  COMMON STOCKS AND WARRANTS (CONTINUED)
  PAPER & FOREST PRODUCTS 2.0%
  Stora Enso OYJ, R .....................................................      Finland            228,287        $    3,462,582
  UPM-Kymmene OYJ .......................................................      Finland            130,993             3,113,189
                                                                                                                 --------------
                                                                                                                      6,575,771
                                                                                                                 --------------
  PHARMACEUTICALS 5.3%
  Abbott Laboratories ...................................................   United States          51,961             2,523,226
  Bristol-Myers Squibb Co. ..............................................   United States          95,740             2,385,841
  GlaxoSmithKline PLC ...................................................   United Kingdom        128,035             3,409,090
  Pfizer Inc. ...........................................................   United States         124,481             3,530,281
  Sanofi-Aventis ........................................................      France              33,418             2,975,126
  Takeda Pharmaceutical Co. Ltd. ........................................       Japan              37,121             2,316,428
                                                                                                                 --------------
                                                                                                                     17,139,992
                                                                                                                 --------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.2%
  Cheung Kong (Holdings) Ltd. ...........................................     Hong Kong           190,176             2,041,964
  Swire Pacific Ltd., A .................................................     Hong Kong           171,734             1,794,349
                                                                                                                 --------------
                                                                                                                      3,836,313
                                                                                                                 --------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.7%
a Infineon Technologies AG, ADR .........................................      Germany            130,060             1,538,610
  Samsung Electronics Co. Ltd. ..........................................    South Korea            5,490             3,852,428
                                                                                                                 --------------
                                                                                                                      5,391,038
                                                                                                                 --------------
  SOFTWARE 2.3%
a Check Point Software Technologies Ltd. ................................      Israel              93,261             1,776,622
  Microsoft Corp. .......................................................  United States          97,946             2,676,864
  Nintendo Co. Ltd. .....................................................      Japan               5,876             1,210,972
a Oracle Corp. ..........................................................   United States         100,140             1,776,484
                                                                                                                 --------------
                                                                                                                      7,440,942
                                                                                                                 --------------
  SPECIALTY RETAIL 0.5%
  The Gap Inc. ..........................................................   United States          91,810             1,739,799
                                                                                                                 --------------
  THRIFTS & MORTGAGE FINANCE 0.4%
  Fannie Mae ............................................................   United States          22,194             1,240,867
                                                                                                                 --------------
  WIRELESS TELECOMMUNICATION SERVICES 1.2%
  SK Telecom Co. Ltd., ADR ..............................................    South Korea           45,160             1,067,131
  Vodafone Group PLC, ADR ...............................................   United Kingdom        127,022             2,903,723
                                                                                                                 --------------
                                                                                                                      3,970,854
                                                                                                                 --------------
  TOTAL COMMON STOCKS AND WARRANTS (COST $159,608,642) ..................                                           210,939,057
                                                                                                                 --------------
  PREFERRED STOCK (COST $270,002) 0.3%
  METALS & MINING 0.3%
  Companhia Vale do Rio Doce, ADR, pfd., A ..............................      Brazil              61,860             1,145,029
                                                                                                                 --------------


104 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL ASSET ALLOCATION FUND                                   COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT c      VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  FOREIGN GOVERNMENT AND AGENCY SECURITIES 28.3%
  European Investment Bank, 2.125%, 9/20/07 .............................     Supranational d       221,000,000 JPY   $  1,900,593
  Government of Argentina,
    e,f FRN, 5.59%, 8/03/12 .............................................        Argentina            3,347,000          2,334,052
    a,g Gross Domestic Product Linked Security, 12/15/35, wts. ..........        Argentina           23,335,000          2,345,167
    a,g Gross Domestic Product Linked Security, 12/15/35, wts. ..........        Argentina            7,900,000 EUR        984,345
  Government of Austria, 5.00%, 7/15/12 .................................         Austria             2,114,000 EUR      2,866,490
  Government of Belgium, 5.00%, 9/28/12 .................................         Belgium               776,000 EUR      1,059,163
  Government of Canada,
        4.50%, 9/01/07 ..................................................         Canada              1,762,000 CAD      1,583,158
        6.00%, 6/01/08 ..................................................         Canada                975,000 CAD        901,167
        6.00%, 6/01/11 ..................................................         Canada              3,016,000 CAD      2,939,875
  Government of Finland, 3.00%, 7/04/08 .................................         Finland               815,000 EUR      1,023,764
  Government of France, 4.00%, 10/25/09 .................................         France                712,000 EUR        913,906
  Government of Germany, 5.00%, 7/04/11 .................................         Germany               615,000 EUR        826,508
  Government of Indonesia,
        14.275%, 12/15/13 ...............................................        Indonesia        6,653,000,000 IDR        849,784
        10.75%, 5/15/16 .................................................        Indonesia       26,600,000,000 IDR      2,860,835
        11.00%, 11/15/20 ................................................        Indonesia       18,000,000,000 IDR      1,921,239
        12.80%, 6/15/21 .................................................        Indonesia        7,415,000,000 IDR        890,123
        12.00%, 9/15/26 .................................................        Indonesia        8,000,000,000 IDR        912,113
b Government of Iraq, 144A, 5.80%, 1/15/28 ..............................          Iraq                 600,000            396,000
  Government of Italy, 7.75%, 11/01/06 ..................................          Italy                429,190 EUR        546,149
  Government of Malaysia,
        3.135%, 12/17/07 ................................................        Malaysia             3,853,000 MYR      1,037,906
        6.45%, 7/01/08 ..................................................        Malaysia            10,885,000 MYR      3,082,081
  Government of Mexico, 10.00%, 12/05/24 ................................         Mexico             15,200,000 MXN      1,578,065
  Government of New Zealand, 7.00%, 7/15/09 .............................       New Zealand           8,043,000 NZD      5,314,558
  Government of Norway, 6.75%, 1/15/07 ..................................         Norway             40,712,000 NOK      6,292,047
  Government of Peru,
        7.35%, 7/21/25 ..................................................          Peru                 800,000            854,000
        8.75%, 11/21/33 .................................................          Peru                 420,000            515,550
  Government of the Philippines, 9.00%, 2/15/13 .........................       Philippines             628,000            708,855
  Government of Poland,
        8.50%, 5/12/07 ..................................................         Poland              7,550,000 PLN      2,469,463
        6.00%, 5/24/09 ..................................................         Poland              9,900,000 PLN      3,227,631
        6.25%, 10/24/15 .................................................         Poland              2,700,000 PLN        906,782
        5.75%, 9/23/22 ..................................................         Poland              1,675,000 PLN        537,029
  Government of Singapore, 4.00%, 3/01/07 ...............................        Singapore            7,839,000 SGD      4,959,352
  Government of Slovakia,
        4.80%, 4/14/09 ..................................................    Slovak Republic            700,000 SKK         23,775
        4.90%, 2/11/14 ..................................................    Slovak Republic         86,500,000 SKK      3,009,901
        5.30%, 5/12/19 ..................................................    Slovak Republic            600,000 SKK         22,135
    h   Strip, 1/14/07 ..................................................    Slovak Republic         80,000,000 SKK      2,675,564
  Government of Sweden,
        8.00%, 8/15/07 ..................................................         Sweden             40,500,000 SEK      5,753,935
        5.50%, 10/08/12 .................................................         Sweden             21,630,000 SEK      3,252,197


                                       Quarterly Statements of Investments | 105

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

----------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL ASSET ALLOCATION FUND                                   COUNTRY/ORGANIZATION  PRINCIPAL AMOUNT c      VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONTINUED)
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  Government of Thailand, 8.00%, 12/08/06 ...............................         Thailand           70,345,000 THB   $  1,882,388
  Korea Treasury Note,
       6.90%, 1/16/07 ...................................................       South Korea       5,000,000,000 KRW      5,319,477
       4.75%, 3/03/07 ...................................................       South Korea       4,700,000,000 KRW      4,970,298
       3.75%, 9/10/07 ...................................................       South Korea       1,900,000,000 KRW      1,992,166
       4.50%, 9/09/08 ...................................................       South Korea         600,000,000 KRW        632,663
  New South Wales Treasury Corp., 8.00%, 3/01/08 ........................        Australia            2,471,000 AUD      1,889,651
  Queensland Treasury Corp., 6.00%,
       7/14/09 ..........................................................        Australia              133,000 AUD         99,444
       8/14/13 ..........................................................        Australia            1,233,000 AUD        930,899
                                                                                                                      ------------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
    (COST $82,189,560) ..................................................                                               91,992,243
                                                                                                                      ------------
                                                                               -------------
                                                                                  COUNTRY
                                                                               -------------
  U.S. GOVERNMENT AND AGENCY SECURITIES (COST $3,402,992) 1.0%
  FNMA, 2.125%, 10/09/07 ................................................      United States        370,000,000 JPY      3,185,631
                                                                                                                      ------------
  TOTAL LONG TERM INVESTMENTS (COST $245,471,196) .......................                                              307,261,960
                                                                                                                      ------------
  SHORT TERM INVESTMENTS 4.6%
  FOREIGN GOVERNMENT SECURITIES 3.7%
h Canada Treasury Bill, 6/14/07 .........................................          Canada             2,500,000 CAD      2,172,630
h Egypt Treasury Bill,
       2/20/07 ..........................................................          Egypt             10,800,000 EGP      1,813,599
       7/31/07 ..........................................................          Egypt              2,000,000 EGP        322,612
h Norway Treasury Bill, 6/20/07 .........................................          Norway             5,300,000 NOK        792,022
h Thailand Treasury Bill,
       10/05/06 .........................................................         Thailand           10,657,000 THB        283,621
       10/12/06 .........................................................         Thailand           17,790,000 THB        473,010
       2/22/07 ..........................................................         Thailand           63,980,000 THB      1,671,078
       3/08/07 ..........................................................         Thailand           17,042,000 THB        444,284
       4/05/07 ..........................................................         Thailand           47,000,000 THB      1,220,734
       5/03/07 ..........................................................         Thailand           62,969,000 THB      1,629,374
       6/07/07 ..........................................................         Thailand           47,000,000 THB      1,210,504
       8/02/07 ..........................................................         Thailand            6,492,000 THB        165,973
                                                                                                                      ------------
   TOTAL FOREIGN GOVERNMENT SECURITIES (COST $12,039,063) ...............                                               12,199,441
                                                                                                                      ------------
   TOTAL INVESTMENTS BEFORE MONEY MARKET FUND
      (COST $257,510,259) ...............................................                                              319,461,401
                                                                                                                      ------------


106 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
   TEMPLETON GLOBAL ASSET ALLOCATION FUND                                      COUNTRY              SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  MONEY MARKET FUND (COST $2,927,635) 0.9%
i Franklin Institutional Fiduciary Trust Money Market Portfolio, 4.95% ..   United States          2,927,635     $    2,927,635
                                                                                                                 --------------
  TOTAL INVESTMENTS (COST $260,437,894) 99.0% ...........................                                           322,389,036
  NET UNREALIZED GAIN ON FORWARD EXCHANGE CONTRACTS 0.4% ................                                             1,323,336
  OTHER ASSETS, LESS LIABILITIES 0.6% ...................................                                             1,872,277
                                                                                                                 --------------
  NET ASSETS 100.0% .....................................................                                        $  325,584,649
                                                                                                                 ==============

See Currency and Selected Portfolio Abbreviations on page 119.

a     Non-income producing for the twelve months ended September 30, 2006.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2006, the aggregate value of these securities was $3,116,728, representing 0.96% of net assets.

c     The principal amount is stated in U.S. dollars unless otherwise indicated.

d A supranational organization is an entity formed by two or more central governments through international treaties.

e     The coupon rate shown represents the rate at period end.

f The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

g Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentine GDP, subject to certain conditions.

h     The security is traded on a discount basis with no stated coupon rate.

i The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 107

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL INCOME SECURITIES FUND                                                    PRINCIPAL AMOUNT a      VALUE
-------------------------------------------------------------------------------------------------------------------------------
  GOVERNMENT AND AGENCY SECURITIES 74.8%
  ARGENTINA 2.8%
  Government of Argentina,
   b,c FRN, 5.59%, 8/03/12 ..............................................................        7,162,000       $    4,994,466
   d,e Gross Domestic Product Linked Security, 12/15/35, wts. ...........................       13,185,000            1,325,093
   d,e Gross Domestic Product Linked Security, 12/15/35, wts. ...........................        4,380,000 EUR          545,751
                                                                                                                 --------------
                                                                                                                      6,865,310
                                                                                                                 --------------
  AUSTRALIA 1.4%
  New South Wales Treasury Corp., 8.00%, 3/01/08 ........................................        1,990,000 AUD        1,521,815
  Queensland Treasury Corp., 6.00%,
       8/14/13 ..........................................................................        2,200,000 AUD        1,660,972
       10/14/15 .........................................................................          200,000 AUD          152,031
                                                                                                                 --------------
                                                                                                                      3,334,818
                                                                                                                 --------------
  AUSTRIA 0.4%
  Government of Austria,
       5.50%, 10/20/07 ..................................................................          425,000 EUR          549,070
       5.00%, 7/15/12 ...................................................................          400,000 EUR          542,382
                                                                                                                 --------------
                                                                                                                      1,091,452
                                                                                                                 --------------
  BELGIUM 0.4%
  Government of Belgium, 7.50%, 7/29/08 .................................................          686,000 EUR          928,631
                                                                                                                 --------------
  BRAZIL 2.6%
  Nota Do Tesouro Nacional, 9.762%, 1/01/12 .............................................           13,000 BRL        5,111,490
  Nota Do Tesouro Nacional, 9.762%, 1/01/14 .............................................            3,500 BRL        1,321,893
                                                                                                                 --------------
                                                                                                                      6,433,383
                                                                                                                 --------------
  CANADA 2.9%
  Government of Canada, 7.00%, 12/01/06 .................................................        1,110,000 CAD          997,932
  Province of Alberta, 5.00%, 12/16/08 ..................................................          170,000 CAD          155,288
  Province of Manitoba,
       5.10%, 12/01/06 ..................................................................        1,090,000 CAD          976,878
       6.375%, 9/01/15 ..................................................................        1,638,000 NZD        1,053,414
  Province of Newfoundland, 5.90%, 12/12/07 .............................................          300,000 CAD          273,779
  Province of Ontario,
       6.125%, 9/12/07 ..................................................................        1,530,000 CAD        1,394,097
       3.875%, 3/08/08 ..................................................................        1,925,000 CAD        1,717,898
       6.25%, 6/16/15 ...................................................................          925,000 NZD          589,197
                                                                                                                 --------------
                                                                                                                      7,158,483
                                                                                                                 --------------
  FINLAND 0.3%
  Government of Finland, 5.375%, 7/04/13 ................................................          540,000 EUR          754,475
                                                                                                                 --------------
  FRANCE 0.1%
  Government of France, 4.00%, 10/25/09 .................................................          195,000 EUR          250,297
                                                                                                                 --------------


108 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL INCOME SECURITIES FUND                                                   PRINCIPAL AMOUNT a       VALUE
-------------------------------------------------------------------------------------------------------------------------------
  GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  GERMANY 4.0%
  Government of Germany, 4.00%, 2/16/07 .................................................          110,000 EUR   $      139,763
  KfW Bankengruppe,
     b FRN, 0.201%, 8/08/11 .............................................................      950,000,000 JPY        8,052,256
       senior note, E, 8.25%, 9/20/07 ...................................................      129,000,000 ISK        1,766,454
                                                                                                                 --------------
                                                                                                                      9,958,473
                                                                                                                 --------------
  GREECE 0.1%
  Government of the Hellenic Republic, 3.25%, 6/21/07 ...................................          270,000 EUR          341,483
                                                                                                                 --------------
  INDONESIA 5.9%
  Government of Indonesia,
       10.00%, 10/15/11 .................................................................    1,800,000,000 IDR          191,146
       11.00%, 12/15/12 .................................................................      450,000,000 IDR           49,534
       14.25%, 6/15/13 ..................................................................   11,269,000,000 IDR        1,424,999
       14.275%, 12/15/13 ................................................................   21,167,000,000 IDR        2,703,650
       11.00%, 10/15/14 .................................................................    3,390,000,000 IDR          372,605
       10.75%, 5/15/16 ..................................................................    3,300,000,000 IDR          354,916
       10.00%, 7/15/17 ..................................................................    3,500,000,000 IDR          355,114
       11.50%, 9/15/19 ..................................................................   30,075,000,000 IDR        3,339,125
       11.00%, 11/15/20 .................................................................   28,000,000,000 IDR        2,988,594
       12.80%, 6/15/21 ..................................................................    6,750,000,000 IDR          810,294
       12.90%, 6/15/22 ..................................................................   10,710,000,000 IDR        1,296,137
       12.00%, 9/15/26 ..................................................................    6,500,000,000 IDR          741,092
                                                                                                                 --------------
                                                                                                                     14,627,206
                                                                                                                 --------------
  IRAQ 1.8%
f Government of Iraq, Reg S, 5.80%, 1/15/28 .............................................        6,700,000            4,422,000
                                                                                                                 --------------
  ITALY 0.0% g
  Government of Italy, 7.75%, 11/01/06 ..................................................           41,293 EUR           52,546
                                                                                                                 --------------
  MALAYSIA 4.2%
  Government of Malaysia,
       6.90%, 3/15/07 ...................................................................        1,075,000 MYR          295,858
       8.60%, 12/01/07 ..................................................................       14,005,000 MYR        4,007,071
       3.135%, 12/17/07 .................................................................        9,125,000 MYR        2,458,057
       6.45%, 7/01/08 ...................................................................        8,900,000 MYR        2,520,030
       4.305%, 2/27/09 ..................................................................        3,660,000 MYR        1,001,240
       4.032%, 9/15/09 ..................................................................          665,000 MYR          180,837
                                                                                                                 --------------
                                                                                                                     10,463,093
                                                                                                                 --------------
  MEXICO 1.1%
  Government of Mexico,
     h 144A, 7.50%, 3/08/10 .............................................................          450,000 EUR          632,667
       10.00%, 12/05/24 .................................................................       20,500,000 MXN        2,128,311
                                                                                                                 --------------
                                                                                                                      2,760,978
                                                                                                                 --------------


                                       Quarterly Statements of Investments | 109

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL INCOME SECURITIES FUND                                                    PRINCIPAL AMOUNT a      VALUE
-------------------------------------------------------------------------------------------------------------------------------
  GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  NETHERLANDS 0.3%
  Government of the Netherlands, 5.75%, 2/15/07 .........................................          488,000 EUR   $      623,860
                                                                                                                 --------------
  NEW ZEALAND 0.7%
  Government of New Zealand, 7.00%, 7/15/09 .............................................        2,435,000 NZD        1,608,970
                                                                                                                 --------------
  NORWAY 3.9%
  Government of Norway, 6.75%, 1/15/07 ..................................................       54,660,000 NOK        8,447,713
i Norwegian Treasury Bill, 3/21/07 ......................................................        7,525,000 NOK        1,132,706
                                                                                                                 --------------
                                                                                                                      9,580,419
                                                                                                                 --------------
  PERU 3.5%
  Government of Peru,
       8.60%, 8/12/17 ...................................................................        6,185,000 PEN        2,143,010
       7.84%, 8/12/20 ...................................................................        4,945,000 PEN        1,624,556
       7.35%, 7/21/25 ...................................................................        3,905,000            4,168,587
       8.75%, 11/21/33 ..................................................................          480,000              589,200
                                                                                                                 --------------
                                                                                                                      8,525,353
                                                                                                                 --------------
  PHILIPPINES 1.2%
  Government of the Philippines,
       9.00%, 2/15/13 ...................................................................          800,000              903,000
       9.50%, 2/02/30 ...................................................................          980,000            1,207,948
       7.75%, 1/14/31 ...................................................................          350,000              367,063
     f Reg S, 9.125%, 2/22/10 ...........................................................          330,000 EUR          471,342
                                                                                                                 --------------
                                                                                                                      2,949,353
                                                                                                                 --------------
  POLAND 5.8%
  Government of Poland,
       8.50%, 11/12/06 ..................................................................        4,720,000 PLN        1,515,711
       8.50%, 5/12/07 ...................................................................       16,290,000 PLN        5,328,153
       6.00%, 5/24/09 ...................................................................        8,195,000 PLN        2,671,762
       6.25%, 10/24/15 ..................................................................        3,690,000 PLN        1,239,269
       5.75%, 9/23/22 ...................................................................       10,800,000 PLN        3,462,635
                                                                                                                 --------------
                                                                                                                     14,217,530
                                                                                                                 --------------
  SINGAPORE 3.7%
  Government of Singapore,
       1.75%, 2/01/07 ...................................................................        2,335,000 SGD        1,466,654
       4.00%, 3/01/07 ...................................................................        7,160,000 SGD        4,529,782
       2.625%, 10/01/07 .................................................................        4,980,000 SGD        3,127,239
                                                                                                                 --------------
                                                                                                                      9,123,675
                                                                                                                 --------------
  SLOVAK REPUBLIC 2.7%
  Government of Slovakia,
       4.95%, 3/05/08 ...................................................................       81,000,000 SKK        2,749,431
       4.80%, 4/14/09 ...................................................................       33,500,000 SKK        1,137,785
       4.90%, 2/05/10 ...................................................................        1,000,000 SKK           34,213
       8.50%, 8/17/10 ...................................................................       30,000,000 SKK        1,155,643
       7.50%, 3/13/12 ...................................................................       19,000,000 SKK          737,362


110 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL INCOME SECURITIES FUND                                                    PRINCIPAL AMOUNT a      VALUE
-------------------------------------------------------------------------------------------------------------------------------
  GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  SLOVAK REPUBLIC (CONTINUED)
  Government of Slovakia, (continued)
       5.00%, 1/22/13 ...................................................................        6,000,000 SKK   $      208,047
       4.90%, 2/11/14 ...................................................................        4,900,000 SKK          170,503
       5.30%, 5/12/19 ...................................................................       11,200,000 SKK          413,183
                                                                                                                 --------------
                                                                                                                      6,606,167
                                                                                                                 --------------
  SOUTH AFRICA 0.1%
  Government of South Africa, 5.25%, 5/16/13 ............................................          200,000 EUR          262,771
                                                                                                                 --------------
  SOUTH KOREA 7.7%
  Korea Treasury Note,
       6.90%, 1/16/07 ...................................................................    1,200,000,000 KRW        1,276,675
       3.75%, 9/10/07 ...................................................................    5,950,000,000 KRW        6,238,624
       4.75%, 3/12/08 ...................................................................    3,768,000,000 KRW        3,989,532
       4.50%, 9/09/08 ...................................................................    1,945,000,000 KRW        2,050,882
       4.25%, 9/10/08 ...................................................................    5,200,000,000 KRW        5,457,876
                                                                                                                 --------------
                                                                                                                     19,013,589
                                                                                                                 --------------
  SPAIN 0.2%
  Government of Spain, 6.00%, 1/31/08 ...................................................          390,000 EUR          509,679
                                                                                                                 --------------
j SUPRANATIONAL 2.7%
  European Investment Bank,
       2.125%, 9/20/07 ..................................................................      300,000,000 JPY        2,579,990
     b senior note, FRN, 0.205%, 9/21/11 ................................................      305,000,000 JPY        2,582,318
  Inter-American Development Bank, 9.00%, 1/04/07 .......................................       79,500,000 ISK        1,115,495
  Inter-American Development Bank, 6.00%, 12/15/17 ......................................          575,000 NZD          364,501
                                                                                                                 --------------
                                                                                                                      6,642,304
                                                                                                                 --------------
  SWEDEN 8.2%
  Government of Sweden, 8.00%, 8/15/07 ..................................................      134,705,000 SEK       19,137,873
i Swedish Treasury Bill, 12/19/07 .......................................................        8,775,000 SEK        1,152,473
                                                                                                                 --------------
                                                                                                                     20,290,346
                                                                                                                 --------------
  THAILAND 0.8%
  Government of Thailand,
       8.00%, 12/08/06 ..................................................................       60,700,000 THB        1,624,294
       4.125%, 2/12/08 ..................................................................        9,000,000 THB          236,792
       8.50%, 12/08/08 ..................................................................        1,000,000 THB           28,514
                                                                                                                 --------------
                                                                                                                      1,889,600
                                                                                                                 --------------
  UNITED STATES 5.3%
  FNMA,
       2.125%, 10/09/07 .................................................................    1,350,000,000 JPY       11,623,248
       1.75%, 3/26/08 ...................................................................      180,000,000 JPY        1,551,107
                                                                                                                 --------------
                                                                                                                     13,174,355
                                                                                                                 --------------
  TOTAL GOVERNMENT AND AGENCY SECURITIES (COST $178,571,660) ............................                           184,460,599
                                                                                                                 --------------


                                       Quarterly Statements of Investments | 111

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL INCOME SECURITIES FUND                                                    PRINCIPAL AMOUNT a      VALUE
-------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 23.8%
  GOVERNMENT AND AGENCY SECURITIES
  CANADA 3.9%
i Canada Treasury Bills, 11/30/06 - 8/09/07 .............................................       10,010,000 CAD   $    8,748,344
  Province of British Columbia, 5.25%, 12/01/06 .........................................        1,000,000 CAD          896,433
                                                                                                                 --------------
                                                                                                                      9,644,777
                                                                                                                 --------------
  EGYPT 3.2%
i Egypt Treasury Bills, 11/21/06 - 9/04/07 ..............................................       48,725,000 EGP        8,072,895
                                                                                                                 --------------
  NORWAY 0.5%
i Norwegian Treasury Bill, 6/20/07 ......................................................        8,000,000 NOK        1,195,504
                                                                                                                 --------------
  SOUTH KOREA 2.5%
  Korea Treasury Note, 4.75%, 3/03/07 ...................................................    5,740,000,000 KRW        6,070,109
                                                                                                                 --------------
  SWEDEN 0.6%
i Swedish Treasury Bill, 12/20/06 .......................................................       11,600,000 SEK        1,574,231
                                                                                                                 --------------
  THAILAND 5.3%
i Bank of Thailand Bond, 8/16/07 ........................................................       90,255,000 THB        2,303,219
i Thailand Treasury Bills, 10/05/06 - 8/02/07 ...........................................      410,280,000 THB       10,714,310
                                                                                                                 --------------
                                                                                                                     13,017,529
                                                                                                                 --------------
  TOTAL GOVERNMENT AND AGENCY SECURITIES (COST $38,368,437) .............................                            39,575,045
                                                                                                                 --------------
  TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $216,940,097) .....................                           224,035,644
                                                                                                                 --------------


112 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GLOBAL INCOME SECURITIES FUND                                                    PRINCIPAL AMOUNT a      VALUE
-------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (CONTINUED)
  GOVERNMENT AND AGENCY SECURITIES (CONTINUED)
  UNITED STATES 7.8%
  REPURCHASE AGREEMENT (COST $19,244,752) 7.8%
k Joint Repurchase Agreement, 5.201%, 10/02/06 (Maturity Value $19,253,093) .............      $  19,244,752     $   19,244,752
       ABN AMRO Bank, N.V., New York Branch (Maturity Value $1,879,102)
       Banc of America Securities LLC (Maturity Value $1,879,102)
       Barclays Capital Inc. (Maturity Value $1,879,102)
       Bear, Stearns & Co. Inc. (Maturity Value $1,879,102)
       BNP Paribas Securities Corp. (Maturity Value $1,879,102)
       Deutsche Bank Securities Inc. (Maturity Value $695,998)
       Dresdner Kleinwort Wasserstein Securities LLC (Maturity Value $974,400)
       Greenwich Capital Markets Inc. (Maturity Value $1,809,598)
       Lehman Brothers Inc. (Maturity Value $879,289)
       Merrill Lynch Government Securities Inc. (Maturity Value $1,809,598)
       Morgan Stanley & Co. Inc. (Maturity Value $1,809,598)
       UBS Securities LLC (Maturity Value $1,879,102)
         Collateralized by U.S. Government Agency Securities, 2.70% - 7.125%,
           10/15/06 - 6/15/11; i U.S. Treasury Bills, 12/28/06 - 3/29/07; and
             U.S. Treasury Notes, 3.50% - 6.50%, 2/15/10 - 5/31/11
                                                                                                                 --------------
  TOTAL SHORT TERM INVESTMENTS (COST $57,641,162) .......................................                            58,819,797
                                                                                                                 --------------
  TOTAL INVESTMENTS (COST $236,184,849) 98.6% ...........................................                           243,280,396
  NET UNREALIZED LOSS ON FORWARD EXCHANGE CONTRACTS (0.1)% ..............................                              (130,496)
  OTHER ASSETS, LESS LIABILITIES 1.4% ...................................................                             3,538,211
                                                                                                                 --------------
  NET ASSETS 100.0% .....................................................................                        $  246,688,111
                                                                                                                 ==============

See Currency and Selected Portfolio Abbreviations on page 119.

a     The principal amount is stated in U.S. dollars unless otherwise indicated.

b     The coupon rate shown represents the rate at period end.

c The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

d Security is linked to Argentine Republic Gross Domestic Product (GDP). Security does not pay principal over life of security or at expiration. Payments are based on growth of Argentine GDP, subject to certain conditions.

e     Non-income producing for the twelve months ended September 30, 2006.

f Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2006, the value of these securities was $4,893,342, representing 1.98% of net assets.

g     Rounds to less than 0.1% of net assets.

h Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2006, the value of this security was $632,667, representing 0.25% of net assets.

i     The security is traded on a discount basis with no stated coupon rate.

j A supranational organization is an entity formed by two or more central governments through international treaties.

k Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2006, all repurchase agreements had been entered into on September 29, 2006.


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 113

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

-------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GROWTH SECURITIES FUND                                             COUNTRY              SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 92.7%
  AEROSPACE & DEFENSE 1.7%
  BAE Systems PLC .......................................................   United Kingdom         1,351,733     $   10,003,984
a BAE Systems PLC, 144A .................................................   United Kingdom               360              2,664
  Raytheon Co. ..........................................................    United States           552,687         26,534,503
b Rolls-Royce Group PLC .................................................   United Kingdom         1,349,842         11,449,627
                                                                                                                 --------------
                                                                                                                     47,990,778
                                                                                                                 --------------
  AIR FREIGHT & LOGISTICS 0.9%
  Deutsche Post AG ......................................................       Germany              935,688         24,539,704
                                                                                                                 --------------
  AUTO COMPONENTS 0.4%
  Lear Corp. ............................................................    United States           240,108          4,970,236
  Valeo SA ..............................................................       France               202,767          7,233,604
                                                                                                                 --------------
                                                                                                                     12,203,840
                                                                                                                 --------------
  AUTOMOBILES 3.3%
  Bayerische Motoren Werke AG ...........................................       Germany              859,457         46,072,749
  Harley-Davidson Inc. ..................................................    United States           299,480         18,792,370
  Peugeot SA ............................................................       France               529,892         29,884,241
                                                                                                                 --------------
                                                                                                                     94,749,360
                                                                                                                 --------------
  BUILDING PRODUCTS 1.2%
  American Standard Cos. Inc. ...........................................    United States           394,750         16,567,657
  Assa Abloy AB, B ......................................................       Sweden               886,200         16,477,289
                                                                                                                 --------------
                                                                                                                     33,044,946
                                                                                                                 --------------
  CAPITAL MARKETS 2.1%
  The Bank of New York Co. Inc. .........................................    United States           831,996         29,336,179
  Nomura Holdings Inc. ..................................................        Japan               433,174          7,628,821
  UBS AG ................................................................     Switzerland            364,684         21,819,200
                                                                                                                 --------------
                                                                                                                     58,784,200
                                                                                                                 --------------
  COMMERCIAL BANKS 7.1%
  Banco Santander Central Hispano SA ....................................        Spain               605,923          9,582,341
  Hana Financial Group Inc. .............................................     South Korea            161,640          7,396,578
  HSBC Holdings PLC .....................................................   United Kingdom         2,141,809         39,066,196
  Kookmin Bank ..........................................................     South Korea            349,400         27,545,828
  Mitsubishi UFJ Financial Group Inc. ...................................        Japan                 2,726         35,083,358
  Royal Bank of Scotland Group PLC ......................................   United Kingdom         1,540,571         53,048,565
  UniCredito Italiano SpA ...............................................        Italy             3,502,597         29,072,846
                                                                                                                 --------------
                                                                                                                    200,795,712
                                                                                                                 --------------
  COMMERCIAL SERVICES & SUPPLIES 0.2%
  Rentokil Initial PLC ..................................................   United Kingdom         1,889,475          5,191,937
                                                                                                                 --------------
  COMPUTERS & PERIPHERALS 1.4%
b Seagate Technology ....................................................    United States         1,741,718         40,216,269
                                                                                                                 --------------
  DIVERSIFIED CONSUMER SERVICES 0.8%
  H&R Block Inc. ........................................................    United States         1,080,479         23,489,613
                                                                                                                 --------------


114 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GROWTH SECURITIES FUND                                             COUNTRY              SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  DIVERSIFIED TELECOMMUNICATION SERVICES 3.8%
  BCE Inc. ..............................................................       Canada               610,643     $   16,571,668
  Belgacom ..............................................................       Belgium              233,162          9,089,696
  France Telecom SA .....................................................       France             1,428,670         32,794,290
  KT Corp., ADR .........................................................     South Korea            862,201         18,511,455
  Telefonos de Mexico SA de CV, L, ADR ..................................       Mexico               604,945         15,474,493
  Telenor ASA ...........................................................       Norway             1,194,827         15,579,646
                                                                                                                 --------------
                                                                                                                    108,021,248
                                                                                                                 --------------
  ELECTRIC UTILITIES 0.4%
  Hong Kong Electric Holdings Ltd. ......................................      Hong Kong           2,443,681         11,433,214
                                                                                                                 --------------
  ELECTRONIC EQUIPMENT & INSTRUMENTS 0.8%
b Celestica Inc. ........................................................       Canada               343,812          3,692,541
b Flextronics International Ltd. ........................................      Singapore             641,110          8,103,630
  Hitachi Ltd. ..........................................................        Japan             1,996,278         11,645,871
                                                                                                                 --------------
                                                                                                                     23,442,042
                                                                                                                 --------------
  FOOD PRODUCTS 2.4%
  Nestle SA .............................................................     Switzerland            112,864         39,360,665
  Unilever NV ...........................................................     Netherlands          1,136,710         27,966,566
                                                                                                                 --------------
                                                                                                                     67,327,231
                                                                                                                 --------------
  HEALTH CARE EQUIPMENT & SUPPLIES 1.3%
b Boston Scientific Corp. ...............................................    United States         2,240,710         33,140,101
  Olympus Corp. .........................................................        Japan               112,800          3,323,686
                                                                                                                 --------------
                                                                                                                     36,463,787
                                                                                                                 --------------
  HEALTH CARE PROVIDERS & SERVICES 1.9%
  HCA Inc. ..............................................................    United States           616,116         30,738,027
b Tenet Healthcare Corp. ................................................    United States         2,881,768         23,457,592
                                                                                                                 --------------
                                                                                                                     54,195,619
                                                                                                                 --------------
  HOTELS, RESTAURANTS & LEISURE 2.1%
  Accor SA ..............................................................       France               457,110         31,159,245
  Compass Group PLC .....................................................   United Kingdom         5,578,849         28,021,703
                                                                                                                 --------------
                                                                                                                     59,180,948
                                                                                                                 --------------
  HOUSEHOLD DURABLES 1.5%
  Koninklijke Philips Electronics NV ....................................     Netherlands            912,198         32,010,024
  Sony Corp. ............................................................        Japan               263,169         10,651,097
                                                                                                                 --------------
                                                                                                                     42,661,121
                                                                                                                 --------------
  INDUSTRIAL CONGLOMERATES 4.3%
  Siemens AG ............................................................       Germany              602,004         52,533,782
  Smiths Group PLC ......................................................   United Kingdom           429,459          7,209,119
  Tyco International Ltd. ...............................................    United States         2,268,472         63,494,531
                                                                                                                 --------------
                                                                                                                    123,237,432
                                                                                                                 --------------


                                       Quarterly Statements of Investments | 115

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GROWTH SECURITIES FUND                                             COUNTRY              SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  INSURANCE 8.0%
  ACE Ltd. ..............................................................       Bermuda              253,274     $   13,861,686
  American International Group Inc. .....................................    United States           860,005         56,983,931
  Aviva PLC .............................................................   United Kingdom         2,195,264         32,185,385
  Muenchener Rueckversicherungs-Gesellschaft AG .........................       Germany              175,630         27,786,061
  Swiss Reinsurance Co. .................................................     Switzerland            367,341         28,119,128
  Torchmark Corp. .......................................................    United States           253,277         15,984,312
  Willis Group Holdings Ltd. ............................................    United States           755,250         28,699,500
  XL Capital Ltd., A ....................................................       Bermuda              338,433         23,250,347
                                                                                                                 --------------
                                                                                                                    226,870,350
                                                                                                                 --------------
  INTERNET & CATALOG RETAIL 0.5%
b Expedia Inc. ..........................................................    United States           864,020         13,547,834
                                                                                                                 --------------
  IT SERVICES 1.9%
  Accenture Ltd., A .....................................................    United States           969,457         30,741,482
  Electronic Data Systems Corp. .........................................    United States           988,270         24,232,380
                                                                                                                 --------------
                                                                                                                     54,973,862
                                                                                                                 --------------
  LEISURE EQUIPMENT & PRODUCTS 2.0%
  Eastman Kodak Co. .....................................................    United States         1,484,649         33,256,138
  FUJIFILM Holdings Corp. ...............................................        Japan               643,837         23,495,512
  Mattel Inc. ...........................................................    United States             7,329            144,381
                                                                                                                 --------------
                                                                                                                     56,896,031
                                                                                                                 --------------
  MEDIA 12.2%
  British Sky Broadcasting Group PLC ....................................   United Kingdom         2,318,893         23,707,379
b Comcast Corp., A ......................................................    United States           862,068         31,732,723
b The DIRECTV Group Inc. ................................................    United States         1,645,844         32,390,210
b Interpublic Group of Cos. Inc. ........................................    United States         2,797,188         27,692,161
  Mediaset SpA ..........................................................        Italy             1,237,070         13,327,399
  News Corp., A .........................................................    United States         3,066,692         60,260,498
  Pearson PLC ...........................................................   United Kingdom         1,800,148         25,634,073
  Reed Elsevier NV ......................................................     Netherlands          2,518,906         42,007,365
  Time Warner Inc. ......................................................    United States         2,169,122         39,543,094
b Viacom Inc., B ........................................................    United States         1,325,938         49,298,375
                                                                                                                 --------------
                                                                                                                    345,593,277
                                                                                                                 --------------
  MULTI-UTILITIES 1.6%
  DTE Energy Co. ........................................................    United States           535,382         22,223,707
  National Grid PLC .....................................................   United Kingdom         1,745,761         21,835,917
                                                                                                                 --------------
                                                                                                                     44,059,624
                                                                                                                 --------------
  OFFICE ELECTRONICS 0.8%
b Konica Minolta Holdings Ltd. ..........................................        Japan             1,733,800         23,224,009
                                                                                                                 --------------
  OIL, GAS & CONSUMABLE FUELS 5.4%
  BP PLC ................................................................   United Kingdom         2,926,978         31,897,205
  El Paso Corp. .........................................................    United States         2,309,384         31,499,998
  Eni SpA ...............................................................        Italy               647,787         19,199,003


116 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GROWTH SECURITIES FUND                                             COUNTRY              SHARES            VALUE
-------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONTINUED)
  OIL, GAS & CONSUMABLE FUELS (CONTINUED)
  Repsol YPF SA .........................................................       Spain              1,040,708     $   30,976,312
  Royal Dutch Shell PLC, B ..............................................   United Kingdom         1,145,483         38,907,750
                                                                                                                 --------------
                                                                                                                    152,480,268
                                                                                                                 --------------
  PAPER & FOREST PRODUCTS 4.0%
  International Paper Co. ...............................................   United States            855,873         29,638,882
  Sappi Ltd. ............................................................    South Africa          1,108,320         14,277,895
  Stora Enso OYJ, R .....................................................      Finland             1,589,082         24,102,674
  Svenska Cellulosa AB, B ...............................................       Sweden               452,391         20,742,960
  UPM-Kymmene OYJ .......................................................      Finland             1,087,262         25,839,941
                                                                                                                 --------------
                                                                                                                    114,602,352
                                                                                                                 --------------
  PHARMACEUTICALS 9.1%
  Abbott Laboratories ...................................................   United States            266,915         12,961,393
  Bristol-Myers Squibb Co. ..............................................   United States          1,093,151         27,241,323
  GlaxoSmithKline PLC ...................................................   United Kingdom         1,604,908         42,732,660
  Merck & Co. Inc. ......................................................   United States          1,275,321         53,435,950
  Novartis AG ...........................................................    Switzerland             351,524         20,525,718
  Pfizer Inc. ...........................................................   United States          1,988,323         56,388,840
  Sanofi-Aventis ........................................................       France               278,917         24,831,321
  Takeda Pharmaceutical Co. Ltd. ........................................       Japan                304,236         18,984,965
                                                                                                                 --------------
                                                                                                                    257,102,170
                                                                                                                 --------------
  REAL ESTATE MANAGEMENT & DEVELOPMENT 1.0%
  Cheung Kong (Holdings) Ltd. ...........................................     Hong Kong            1,199,833         12,882,883
  Swire Pacific Ltd., A .................................................     Hong Kong            1,408,516         14,716,770
                                                                                                                 --------------
                                                                                                                     27,599,653
                                                                                                                 --------------
  SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.8%
b Infineon Technologies AG ..............................................      Germany             2,227,809         26,416,622
  Samsung Electronics Co. Ltd. ..........................................    South Korea              33,440         23,465,427
                                                                                                                 --------------
                                                                                                                     49,882,049
                                                                                                                 --------------
  SOFTWARE 4.5%
b Cadence Design Systems Inc. ...........................................   United States            789,718         13,393,617
  Microsoft Corp. .......................................................   United States          2,376,979         64,962,836
  Nintendo Co. Ltd. .....................................................       Japan                 39,297          8,098,633
b Oracle Corp. ..........................................................   United States          2,348,500         41,662,390
                                                                                                                 --------------
                                                                                                                    128,117,476
                                                                                                                 --------------
  WIRELESS TELECOMMUNICATION SERVICES 2.3%
  Advanced Info Service Public Co. Ltd., fgn. ...........................      Thailand            1,708,800          4,094,024
  SK Telecom Co. Ltd. ...................................................    South Korea              80,853         17,217,310
  SK Telecom Co. Ltd., ADR ..............................................    South Korea             108,491          2,563,642
  Vodafone Group PLC ....................................................   United Kingdom        17,441,861         39,925,639
                                                                                                                 --------------
                                                                                                                     63,800,615
                                                                                                                 --------------
  TOTAL COMMON STOCKS (COST $2,179,212,324) .............................                                         2,625,718,571
                                                                                                                 --------------


                                       Quarterly Statements of Investments | 117

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

-------------------------------------------------------------------------------------------------------------------------------
  TEMPLETON GROWTH SECURITIES FUND                                             COUNTRY       PRINCIPAL AMOUNT         VALUE
-------------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS (COST $202,941,087) 7.2%
  U.S. GOVERNMENT AND AGENCY SECURITIES 7.2%
c Federal Home Loan Bank, 10/02/06 ......................................                     $   60,376,000     $   60,376,000
c FHLMC, 1/05/07 ........................................................                         25,000,000         24,667,825
c FHLMC, 1/23/07 ........................................................                         35,000,000         34,446,860
c FHLMC, 3/30/07 ........................................................                         15,000,000         14,625,225
c FNMA, 1/19/07 .........................................................                         40,000,000         39,390,200
c FNMA, 1/22/07 .........................................................                         30,000,000         29,530,080
                                                                                                                 --------------
                                                                                                                    203,036,190
                                                                                                                 --------------
  TOTAL INVESTMENTS (COST $2,382,153,411) 99.9% .........................                                         2,828,754,761
  OTHER ASSETS, LESS LIABILITIES 0.1% ...................................                                             2,691,871
                                                                                                                 --------------
  NET ASSETS 100.0% .....................................................                                        $2,831,446,632
                                                                                                                 ==============

See Selected Portfolio Abbreviations on page 119.

a Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At September 30, 2006, the value of this security was $2,664, representing less than 0.1% of net assets.

b     Non-income producing for the twelve months ended September 30, 2006.

c     The security is traded on a discount basis with no stated coupon rate.


118 | See Notes to Statements of Investments.
    | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2006 (UNAUDITED)

CURRENCY ABBREVIATIONS

AUD - Australian Dollar
BRL - Brazil Real
CAD - Canadian Dollar
EGP - Egyptian Pounds
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
ISK - Iceland Krona
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
SKK - Slovak Koruna
THB - Thai Baht

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
FDR   - Foreign Depository Receipt
FFCB  - Federal Farm Credit Bank
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corp.
FICO  - Financing Corp.
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GDR   - Global Depository Receipt
GNMA  - Government National Mortgage Association
HUD   - Housing and Urban Development
L/C   - Letter of Credit
LIBOR - London InterBank Offered Rate
MTN   - Medium Term Note
PC    - Participation Certificate
PIBOR - Paris InterBank Offered Rate
PIK   - Payment-In-Kind
PIPES - Private Investment in Public Equity Security
PL    - Project Loan
REFCO - Resolution Funding Corp.
REIT  - Real Estate Investment Trust
SBA   - Small Business Administration
SDR   - Swedish Depository Receipt
SF    - Single Family


                                       Quarterly Statements of Investments |
                                   See Notes to Statements of Investments. | 119

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Templeton Variable Insurance Products Trust is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-two separate funds (the Funds). All Funds are diversified except the Franklin Strategic Income Securities Fund and the Templeton Global Income Securities Fund. Shares of the Funds are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

On September 12, 2006, the Board of Trustees approved a proposal to change the name of the Franklin High Income Fund to Franklin High Income Securities Fund, effective October 1, 2006.

1. INCOME TAXES

At September 30, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                 ---------------------------------------------------------------------------
                                                                        FRANKLIN
                                                     FRANKLIN            GLOBAL             FRANKLIN           FRANKLIN
                                                  FLEX CAP GROWTH    COMMUNICATIONS    GROWTH AND INCOME      HIGH INCOME
                                                  SECURITIES FUND   SECURITIES FUND     SECURITIES FUND           FUND
                                                 ---------------------------------------------------------------------------
Cost of investments ..........................   $     53,936,249   $    149,176,467   $      572,242,125   $   235,481,481
                                                 ===========================================================================

Unrealized appreciation ......................   $      5,352,503   $     57,023,565   $      139,127,526   $     4,915,065
Unrealized depreciation ......................         (1,665,802)        (5,417,214)          (6,848,323)      (12,799,711)
                                                 ---------------------------------------------------------------------------
Net unrealized appreciation (depreciation) ...   $      3,686,701   $     51,606,351   $      132,279,203   $    (7,884,646)
                                                 ===========================================================================

                                                 ---------------------------------------------------------------------------
                                                     FRANKLIN           FRANKLIN             FRANKLIN           FRANKLIN
                                                      INCOME        LARGE CAP GROWTH     LARGE CAP VALUE      MONEY MARKET
                                                  SECURITIES FUND   SECURITIES FUND      SECURITIES FUND          FUND
                                                 ---------------------------------------------------------------------------
Cost of investments ..........................   $  4,346,706,270   $    638,599,810   $       18,925,798   $    42,033,278
                                                 ===========================================================================

Unrealized appreciation ......................   $    406,465,695   $     84,548,188   $        1,386,073   $            --
Unrealized depreciation ......................        (80,685,983)       (26,352,337)            (111,132)               --
                                                 ---------------------------------------------------------------------------
Net unrealized appreciation (depreciation) ...   $    325,779,712   $     58,195,851   $        1,274,941   $            --
                                                 ===========================================================================

                                                 ---------------------------------------------------------------------------
                                                                                                                FRANKLIN
                                                     FRANKLIN           FRANKLIN            FRANKLIN         SMALL-MID CAP
                                                    REAL ESTATE     RISING DIVIDENDS     SMALL CAP VALUE         GROWTH
                                                       FUND          SECURITIES FUND     SECURITIES FUND    SECURITIES FUND
                                                 ---------------------------------------------------------------------------
Cost of investments ..........................   $  1,159,960,128   $  1,579,931,197   $    1,004,066,512   $ 1,043,591,788
                                                 ===========================================================================

Unrealized appreciation ......................   $    426,068,540   $    490,302,953   $      272,057,574   $   294,659,558
Unrealized depreciation ......................        (96,150,746)       (12,183,324)         (68,369,729)      (68,595,635)
                                                 ---------------------------------------------------------------------------
Net unrealized appreciation (depreciation) ...   $    329,917,794   $    478,119,629   $      203,687,845   $   226,063,923
                                                 ===========================================================================


120 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

1. INCOME TAXES (CONTINUED)

                                                 --------------------------------------------------------------------------
                                                     FRANKLIN            FRANKLIN           FRANKLIN
                                                 STRATEGIC INCOME     U.S. GOVERNMENT      ZERO COUPON     MUTUAL DISCOVERY
                                                  SECURITIES FUND          FUND             FUND 2010       SECURITIES FUND
                                                 --------------------------------------------------------------------------
Cost of investments ..........................   $    845,168,040   $      565,008,195   $   118,611,183   $ 1,027,348,533
                                                 ==========================================================================

Unrealized appreciation ......................   $     16,674,693   $        6,014,398   $     6,181,681   $   279,018,177
Unrealized depreciation ......................        (13,626,800)          (9,388,735)       (1,309,300)      (24,343,044)
                                                 --------------------------------------------------------------------------

Net unrealized appreciation (depreciation) ...   $      3,047,893   $       (3,374,337)  $     4,872,381   $   254,675,133
                                                 ==========================================================================

                                                 --------------------------------------------------------------------------
                                                                         TEMPLETON          TEMPLETON         TEMPLETON
                                                   MUTUAL SHARES    DEVELOPING MARKETS       FOREIGN         GLOBAL ASSET
                                                  SECURITIES FUND     SECURITIES FUND    SECURITIES FUND    ALLOCATION FUND
                                                 --------------------------------------------------------------------------
Cost of investments ..........................   $  3,891,044,958   $    1,122,615,204   $ 2,693,542,717   $   262,624,856
                                                 ==========================================================================

Unrealized appreciation ......................   $    870,525,863   $      348,793,564   $   622,626,412   $    67,066,160
Unrealized depreciation ......................       (102,589,779)         (38,661,125)      (61,181,233)       (7,301,980)
                                                 --------------------------------------------------------------------------

Net unrealized appreciation (depreciation) ...   $    767,936,084   $      310,132,439   $   561,445,179   $    59,764,180
                                                 ==========================================================================

                                                 -------------------------------------
                                                     TEMPLETON           TEMPLETON
                                                   GLOBAL INCOME          GROWTH
                                                  SECURITIES FUND     SECURITIES FUND
                                                 -------------------------------------
Cost of investments ..........................   $    238,670,410   $   2,382,865,168
                                                 =====================================

Unrealized appreciation ......................   $      7,735,302   $     487,612,589
Unrealized depreciation ......................         (3,125,316)        (41,722,996)
                                                 -------------------------------------

Net unrealized appreciation (depreciation) ...   $      4,609,986   $     445,889,593
                                                 =====================================

2. SYNTHETIC EQUITY SWAPS

At September 30, 2006, the Mutual Discovery Securities Fund and the Mutual Shares Securities Fund had the following synthetic equity swaps outstanding:

  MUTUAL DISCOVERY SECURITIES FUND

--------------------------------------------------------------------------------------------------
                                                             NUMBER OF    NOTATIONAL    UNREALIZED
  CONTRACTS TO BUY                                           CONTRACTS      VALUE      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
  Christian Dior SA (46.76 - 54.99 EUR) ..................     5,203     $   541,732   $   219,213
                                                                                       -----------

--------------------------------------------------------------------------------------------------
                                                             NUMBER OF    NOTATIONAL    UNREALIZED
  CONTRACTS TO SELL                                          CONTRACTS      VALUE      GAIN (LOSS)
--------------------------------------------------------------------------------------------------
  LVMH Moet Hennessey Louis Vuitton (54.61 - 61.76 EUR) ..     5,192     $   534,990   $  (153,385)
                                                                                       -----------
  Net unrealized gain (loss) .............................                             $    65,828
                                                                                       ===========


                                       Quarterly Statements of Investments | 121

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

2. SYNTHETIC EQUITY SWAPS (CONTINUED)

  MUTUAL SHARES SECURITIES FUND

----------------------------------------------------------------------------------------------------
                                                               NUMBER OF    NOTATIONAL    UNREALIZED
  CONTRACTS TO BUY                                             CONTRACTS      VALUE      GAIN (LOSS)
----------------------------------------------------------------------------------------------------
  Christian Dior SA (46.76 - 54.99 EUR) ....................     30,500    $ 3,175,636   $ 1,285,241
                                                                                         -----------

----------------------------------------------------------------------------------------------------
                                                               NUMBER OF    NOTATIONAL    UNREALIZED
  CONTRACTS TO SELL                                            CONTRACTS      VALUE      GAIN (LOSS)
----------------------------------------------------------------------------------------------------
  LVMH Moet Hennessey Louis Vuitton (54.61 - 61.76 EUR) ....     30,434    $ 3,135,957   $  (894,674)
                                                                                         -----------
  Net unrealized gain (loss) ...............................                             $   390,567
                                                                                         ===========

3. FORWARD EXCHANGE CONTRACTS

At September 30, 2006, the Franklin Strategic Income Securities Fund, the Mutual Discovery Securities Fund, the Mutual Shares Securities Fund, the Templeton Global Asset Allocation Fund, and the Templeton Global Income Securities Fund had the following forward exchange contracts outstanding:

  FRANKLIN STRATEGIC INCOME SECURITIES FUND

----------------------------------------------------------------------------------------------------
                                                          CONTRACT          SETTLEMENT    UNREALIZED
  CONTRACTS TO BUY                                        AMOUNT a             DATE      GAIN (LOSS)
----------------------------------------------------------------------------------------------------
     1,824,652,500   South Korean Won ................    2,750,000   NZD    10/10/06    $   134,629
        55,000,000   Iceland Krona ...................      741,140           6/20/07            244
        82,500,000   Iceland Krona ...................    1,107,383           6/21/07          3,135
     2,286,518,818   Chilean Peso ....................   47,681,503   MXN     9/12/07          4,327
                                                                                         -----------
                                                                                         $   142,335
                                                                                         ===========

----------------------------------------------------------------------------------------------------
                                                          CONTRACT          SETTLEMENT    UNREALIZED
  CONTRACTS TO SELL                                       AMOUNT a             DATE      GAIN (LOSS)
----------------------------------------------------------------------------------------------------
         1,068,956   New Zealand Dollar ..............   30,500,000   THB    12/06/06    $   112,306
                                                                                         -----------
           Unrealized gain on forward exchange contracts                                 $   254,641
                                                                                         ===========

----------------------------------------------------------------------------------------------------
                                                          CONTRACT          SETTLEMENT    UNREALIZED
  CONTRACTS TO BUY                                        AMOUNT a             DATE      GAIN (LOSS)
----------------------------------------------------------------------------------------------------
        82,500,000   Iceland Krona ...................    1,116,373           6/21/07    $    (4,522)
       852,483,436   Chilean Peso ....................   17,883,017   MXN     9/14/07         (7,653)
                                                                                         -----------
            Unrealized loss on forward exchange contracts                                    (12,175)
                                                                                         -----------
                Net unrealized gain (loss) on forward exchange contracts                 $   242,466
                                                                                         ===========


122 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

   MUTUAL DISCOVERY SECURITIES FUND

---------------------------------------------------------------------------------------------------------------------
                                                                       CONTRACT          SETTLEMENT      UNREALIZED
  CONTRACTS TO SELL                                                    AMOUNT a             DATE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
       5,538,054      British Pound ..............................    10,488,090          10/04/06     $      117,659
      12,814,361      British Pound ..............................    24,358,119          10/16/06            358,331
     116,129,026      Danish Krone ...............................    20,080,994          10/23/06            303,309
       3,100,000      Euro .......................................     3,941,976          10/24/06              4,848
       7,672,839      British Pound ..............................    14,452,790          11/08/06             78,497
      29,826,995      Euro .......................................    38,711,488          11/24/06            764,123
      13,827,304      Euro .......................................    17,855,792          12/06/06            253,176
     131,510,750      Taiwan Dollar ..............................     4,100,000          12/06/06            128,063
     318,977,093      Norwegian Krone ............................    50,165,651          12/07/06          1,096,631
      37,172,266      Swiss Franc ................................    30,381,909          12/07/06            441,279
      19,422,956      Euro .......................................    24,765,814          12/13/06             31,232
     113,162,801      Swedish Krona ..............................    15,608,662          12/15/06             79,262
       6,334,612      Singapore Dollar ...........................     4,035,672           1/24/07             22,462
      32,724,097      Euro .......................................    41,909,751           3/13/07             68,404
   4,764,453,551      Japanese Yen ...............................    41,641,109           3/19/07            354,844
  17,238,633,750      South Korean Won ...........................    18,350,000           3/22/07             44,491
       6,750,000      Canadian Dollar ............................     6,083,822           3/26/07              9,242
                                                                                                       --------------
         Unrealized gain on forward exchange contracts                                                 $    4,155,853
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------
                                                                       CONTRACT          SETTLEMENT      UNREALIZED
  CONTRACTS TO BUY                                                      AMOUNT a            DATE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
         900,000      British Pound ..............................     1,686,474          10/04/06     $       (1,155)
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------
                                                                       CONTRACT          SETTLEMENT      UNREALIZED
  CONTRACTS TO SELL                                                     AMOUNT a            DATE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
       8,083,510      British Pound ..............................    14,062,159          10/04/06     $   (1,074,834)
      23,770,437      Euro .......................................    29,361,330          10/18/06           (817,586)
      27,219,234      Euro .......................................    33,071,079          10/24/06         (1,498,466)
      22,755,615      Euro .......................................    27,668,754          11/27/06         (1,286,891)
       3,482,445      New Zealand Dollar .........................     2,182,853          12/07/06            (81,252)
   1,416,750,000      South Korean Won ...........................     1,500,000           3/22/07             (4,431)
       7,002,411      Canadian Dollar ............................     6,297,132           3/26/07             (4,602)
                                                                                                       --------------
                                                                                                           (4,768,062)
                                                                                                       --------------
         Unrealized loss on forward exchange contracts                                                     (4,769,217)
                                                                                                       --------------
            Net unrealized gain (loss) on forward exchange contracts                                   $     (613,364)
                                                                                                       --------------


                                       Quarterly Statements of Investments | 123

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

   MUTUAL SHARES SECURITIES FUND

---------------------------------------------------------------------------------------------------------------------
                                                                       CONTRACT          SETTLEMENT      UNREALIZED
  CONTRACTS TO SELL                                                    AMOUNT a             DATE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
      16,125,000      British Pound ..............................    30,539,138          10/04/06     $      343,834
      37,258,121      British Pound ..............................    70,800,714          10/16/06          1,020,647
     123,947,913      Danish Krone ...............................    21,425,816          10/23/06            316,514
       9,600,000      Euro .......................................    12,207,408          10/24/06             15,014
      11,426,980      British Pound ..............................    21,524,203          11/08/06            116,903
      39,355,312      Euro .......................................    51,072,350          11/24/06          1,002,594
       3,538,088      Euro .......................................     4,558,225          11/27/06             56,143
      63,265,104      Euro .......................................    82,024,185          12/06/06          1,485,613
     469,258,250      Taiwan Dollar ..............................    14,575,000          12/06/06            402,286
     401,959,088      Norwegian Krone ............................    63,260,669          12/07/06          1,426,327
      27,278,578      Swiss Franc ................................    22,295,528          12/07/06            323,829
      55,667,161      Euro .......................................    70,960,673          12/13/06             70,130
     601,650,832      Swedish Krona ..............................    83,041,898          12/15/06            476,990
      15,257,460      Singapore Dollar ...........................     9,719,977           1/24/07             53,813
      70,000,000      Euro .......................................    89,612,870           3/13/07            110,194
   9,134,318,242      Japanese Yen ...............................    79,860,469           3/19/07            707,240
  14,232,396,250      Korean Won .................................    15,150,000           3/22/07             36,780
      23,250,000      Canadian Dollar ............................    20,955,385           3/26/07             31,833
                                                                                                       --------------
         Unrealized gain on forward exchange contracts                                                 $    7,996,684
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------
                                                                       CONTRACT          SETTLEMENT      UNREALIZED
  CONTRACTS TO SELL                                                    AMOUNT a             DATE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
      15,684,957      British Pound ..............................    27,290,713          10/04/06     $   (2,080,576)
      55,850,687      Euro .......................................    68,978,634          10/18/06         (1,929,326)
      45,425,602      Euro .......................................    55,103,922          10/24/06         (2,588,457)
      46,740,547      Euro .......................................    57,338,002          11/27/06         (2,137,546)
     850,050,000      South Korean Won ...........................       900,000           3/22/07             (2,658)
      22,479,192      Canadian Dollar ............................    20,215,101           3/26/07            (14,772)
                                                                                                       --------------
         Unrealized loss on forward exchange contracts                                                     (8,753,335)
                                                                                                       --------------
            Net unrealized gain (loss) on forward exchange contracts                                   $     (756,651)
                                                                                                       --------------


124 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

  TEMPLETON GLOBAL ASSET ALLOCATION FUND

---------------------------------------------------------------------------------------------------------------------
                                                                       CONTRACT          SETTLEMENT      UNREALIZED
  CONTRACTS TO BUY                                                     AMOUNT a             DATE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
       2,500,000      Canadian Dollar ............................     3,257,329 NZD      10/24/06     $      115,896
   2,120,000,000      South Korean Won ...........................     3,259,082 NZD      10/24/06            117,399
      85,000,000      Thai Baht ..................................     3,257,579 NZD      10/24/06            129,674
      72,200,000      Thai Baht ..................................     2,539,392 NZD      11/30/06            259,600
   1,800,000,000      South Korean Won ...........................     2,520,094 NZD      12/06/06            266,987
      72,200,000      Thai Baht ..................................     2,530,448 NZD      12/06/06            265,851
       4,300,000      Brazil Real ................................     1,807,102           1/04/07            133,208
      41,300,000      Iceland Krona ..............................       556,529           6/20/07                183
     349,220,758      Chilean Peso ...............................     7,115,337 MXN       8/16/07             14,680
     242,842,847      Chilean Peso ...............................     4,976,696 MXN       8/20/07              7,729
     191,937,108      Chilean Peso ...............................     4,002,526 MXN       9/12/07                363
                                                                                                       --------------
                                                                                                       $    1,311,570
                                                                                                       ==============

---------------------------------------------------------------------------------------------------------------------
                                                                       CONTRACT          SETTLEMENT      UNREALIZED
  CONTRACTS TO SELL                                                    AMOUNT a             DATE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
   2,120,000,000      South Korean Won ...........................     3,546,602 NZD      10/24/06     $       71,987
      85,000,000      Thai Baht ..................................     3,544,621 NZD      10/24/06             57,445
      72,200,000      Thai Baht ..................................     3,013,356 NZD      11/30/06             48,674
                                                                                                       --------------
                                                                                                              178,106
                                                                                                       --------------
         Unrealized gain on forward exchange contracts                                                 $    1,489,676
                                                                                                       ==============

---------------------------------------------------------------------------------------------------------------------
                                                                       CONTRACT          SETTLEMENT      UNREALIZED
  CONTRACTS TO BUY                                                     AMOUNT a             DATE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
      81,000,000      Indian Rupee ...............................     2,714,204 NZD      10/27/06     $       (2,151)
      90,780,102      Japanese Yen ...............................       642,600 EUR       3/06/07            (36,061)
      47,000,000      Indian Rupee ...............................     1,670,220 NZD       3/21/07            (59,071)
     250,565,000      Japanese Yen ...............................     1,750,000 EUR       3/29/07            (65,036)
      61,950,000      Iceland Krona ..............................       838,295           6/21/07             (3,396)
      69,658,179      Chilean Peso ...............................     1,461,258 MXN       9/14/07               (625)
                                                                                                       --------------
         Unrealized loss on forward exchange contracts                                                       (166,340)
                                                                                                       --------------
            Net unrealized gain (loss) on forward exchange contracts                                   $    1,323,336
                                                                                                       ==============


                                       Quarterly Statements of Investments | 125

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

  TEMPLETON GLOBAL INCOME SECURITIES FUND

---------------------------------------------------------------------------------------------------------------------
                                                                       CONTRACT          SETTLEMENT      UNREALIZED
  CONTRACTS TO BUY                                                      AMOUNT a            DATE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
         595,000      Canadian Dollar ............................       775,244 NZD      10/24/06     $       27,583
     505,000,000      South Korean Won ...........................       776,338 NZD      10/24/06             27,965
      20,300,000      Thai Baht ..................................       777,986 NZD      10/24/06             30,969
     320,000,000      South Korean Won ...........................       483,734 NZD      10/26/06             23,125
      14,700,000      Indian Rupee ...............................       485,309 NZD      10/26/06              4,341
      11,600,000      Thai Baht ..................................       407,991 NZD      11/30/06             41,709
      11,600,000      Thai Baht ..................................       406,554 NZD      12/06/06             42,713
     295,000,000      South Korean Won ...........................       413,015 NZD      12/06/06             43,756
         900,000      Brazilian Real .............................       378,231           1/04/07             27,881
         992,625      Brazilian Real .............................       425,000           2/21/07             20,589
       1,111,500      Brazilian Real .............................       450,000           2/26/07             46,475
       1,083,600      Brazilian Real .............................       430,000           2/28/07             53,828
      42,030,000      Indian Rupee ...............................       900,000           3/27/07             12,018
       1,235,688      Romanian Leu ...............................       425,000           3/28/07             10,859
       2,451,400      Romanian Leu ...............................       850,000           4/23/07             12,479
      21,250,000      Iceland Krona ..............................       286,350           6/20/07                 94
      31,875,000      Iceland Krona ..............................       427,852           6/27/07              1,211
                                                                                                       --------------
                                                                                                       $      427,595
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------
                                                                       CONTRACT          SETTLEMENT      UNREALIZED
  CONTRACTS TO SELL                                                     AMOUNT a            DATE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
       9,640,135      Mexican Peso ...............................   473,137,801 CLP       8/16/07     $       19,888
       5,422,023      Mexican Peso ...............................   260,007,686 CLP       9/12/07                492
       6,597,015      Mexican Peso ...............................   321,907,960 CLP       8/20/07             10,245
                                                                                                       --------------
                                                                                                               30,625
                                                                                                       --------------
         Unrealized gain on forward exchange contracts                                                 $      458,220
                                                                                                       ==============

---------------------------------------------------------------------------------------------------------------------
                                                                       CONTRACT          SETTLEMENT      UNREALIZED
  CONTRACTS TO BUY                                                      AMOUNT a            DATE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
     175,000,000      Japanese Yen ...............................     1,515,466          10/16/06     $      (29,818)
      16,900,000      Indian Rupee ...............................       566,297 NZD      10/27/06               (449)
     172,000,000      Japanese Yen ...............................     1,557,266           2/01/07            (75,692)
     174,752,000      Japanese Yen ...............................     1,600,000           2/09/07            (93,158)
      87,450,400      Japanese Yen ...............................       800,000           2/09/07            (45,937)
      87,432,000      Japanese Yen ...............................       800,000           2/09/07            (46,096)
      43,888,000      Japanese Yen ...............................       400,000           2/09/07            (21,565)
      43,924,000      Japanese Yen ...............................       400,000           2/09/07            (21,254)
      48,129,750      Japanese Yen ...............................       450,000           2/13/07            (34,774)
      48,204,000      Japanese Yen ...............................       450,000           2/13/07            (34,133)
      48,073,500      Japanese Yen ...............................       450,000           2/22/07            (34,774)


126 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

3. FORWARD EXCHANGE CONTRACTS (CONTINUED)

  TEMPLETON GLOBAL INCOME SECURITIES FUND (CONTINUED)

---------------------------------------------------------------------------------------------------------------------
                                                                       CONTRACT          SETTLEMENT      UNREALIZED
  CONTRACTS TO BUY                                                     AMOUNT a             DATE         GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
      21,500,000      Swedish Krona ..............................     3,007,414           2/28/07     $      (43,769)
      38,027,500      Japanese Yen ...............................       350,000           3/05/07            (21,074)
      25,000,000      Indian Rupee ...............................       888,415 NZD       3/21/07            (31,421)
      33,600,000      Japanese Yen ...............................       300,000           4/19/07             (7,692)
      34,696,800      Japanese Yen ...............................       240,000 EUR       4/27/07             (5,260)
     101,142,000      Japanese Yen ...............................       900,000           5/24/07            (16,218)
      31,875,000      Iceland Krona ..............................       431,326           6/21/07             (1,747)
      27,917,500      Japanese Yen ...............................       250,000           9/04/07             (2,987)
                                                                                                       --------------
                                                                                                       $     (567,818)
                                                                                                       --------------

---------------------------------------------------------------------------------------------------------------------
                                                                       CONTRACT          SETTLEMENT      UNREALIZED
  CONTRACTS TO SELL                                                    AMOUNT a             DATE        GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------
         357,000      Euro .......................................    50,433,000   JPY     3/06/07     $      (20,034)
       2,017,928      Mexican Peso ...............................    96,194,629   CLP     9/14/07               (864)
                                                                                                       --------------
                                                                                                              (20,898)
                                                                                                       --------------
           Unrealized loss on forward exchange contracts                                                     (588,716)
                                                                                                       ==============
               Net unrealized gain (loss) on forward exchange contracts                                $     (130,496)
                                                                                                       ==============

a     In U.S. Dollar unless otherwise indicated.

CURRENCY ABBREVIATIONS:

CLP - Chilean Peso

EUR - Euro

JPY - Japanese Yen

NZD - New Zealand Dollar

MXN - Mexican Peso

THB - Thai Baht

4. RESTRICTED SECURITIES

At September 30, 2006, the following funds held investments in restricted securities, excluding 144A securities deemed to be liquid, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT/                                                    ACQUISITION
  SHARES/WARRANTS     ISSUER                                             DATE              COST            VALUE
---------------------------------------------------------------------------------------------------------------------
FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND
         273,500      Europolitan Vodafone AB ....................     5/16/02         $   1,081,793   $    2,300,208
                                                                                                       --------------
                      TOTAL RESTRICTED SECURITIES
                        (1.17% of Net Assets) ....................                                     $    2,300,208
                                                                                                       ==============


                                       Quarterly Statements of Investments | 127

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. RESTRICTED SECURITIES (CONTINUED)

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT/                                                  ACQUISITION
   SHARES/WARRANTS  ISSUER                                               DATE             COST             VALUE
---------------------------------------------------------------------------------------------------------------------
  FRANKLIN HIGH INCOME FUND
       4,500,000      Asia Pulp & Paper Co. Ltd., 12.00%,
                       pfd., Perpetual ..........................       2/21/97        $   4,500,000   $       49,500
          44,604    a Goss Holdings Inc., B .....................      11/17/99               89,208               --
         296,174      Tjiwi Kimia Finance Mauritius, secured
                       note, 144A, FRN, 6.00%, 4/29/15 ..........       4/29/05               90,274           88,260
         762,312      Tjiwi Kimia Finance Mauritius, secured
                       note, 144A, FRN, 6.00%, 4/29/18 ..........       4/29/05              232,353          227,169
         981,799      Tjiwi Kimia Finance Mauritius, secured
                       note, 144A, zero cpn., 4/29/25 ...........       4/29/05              299,252          292,576
                                                                                                       --------------
                      TOTAL RESTRICTED SECURITIES (0.28% of Net Assets) ............................   $      657,505
                                                                                                       ==============

  FRANKLIN INCOME SECURITIES FUND
      10,073,000      Asia Pulp & Paper Co. Ltd. 12.00%,
                       pfd., Perpetual
                       (0.00% of Net Assets) b ..................       2/14/97 -
                                                                        7/18/00        $   7,620,963   $      110,803
                                                                                                       --------------

  MUTUAL DISCOVERY SECURITIES FUND
          16,706      AboveNet Inc. .............................      10/02/01        $     663,267   $      511,872
              23      AboveNet Inc., options to purchase
                       (shares), exercise price $20.95,
                       expiration date, 9/09/13 .................       4/17/06                   --              512
             550      AboveNet Inc., wts., 9/08/08 ..............      10/02/01               68,164           12,760
             647      AboveNet Inc., wts., 9/08/10 ..............      10/02/01               73,247           12,940
           3,410      Anchor Resources LLC ......................       6/29/04                   --               --
          21,716      DecisionOne Corp. .........................       9/28/99               16,482           15,483
          24,776      DecisionOne Corp., 12.00%, 4/15/10 ........      10/29/99 -
                                                                        7/20/06               72,171           24,776
             755      Elephant Capital Holdings Ltd. ............       8/23/04                   --        1,828,707
             646      Esmark Inc. ...............................       7/28/06              684,527          600,625
           2,352      Esmark Inc., 8.00%, cvt. pfd., A ..........      11/08/04            2,352,000        2,568,196
         124,400      Florida East Coast Industries Inc. ........       5/06/97            4,017,621        6,745,714
         451,787      Imagine Group Holdings Ltd. ...............       8/31/04            4,626,977        4,626,990
         355,744      International Automotive Components
                       Group Brazil LLC .........................       4/13/06 -
                                                                        8/21/06              357,845          355,744
          61,392      International Automotive Components
                       Group Japan LLC ..........................       9/26/06              534,760          519,809
       1,441,875      International Automotive Components
                       Group LLC ................................       1/12/06            1,441,875        1,441,875
          69,402      Kindred Healthcare Inc. ...................      12/12/01              845,248        1,960,155


128 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. RESTRICTED SECURITIES (CONTINUED)

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT/                                                  ACQUISITION
   SHARES/WARRANTS    ISSUER                                             DATE             COST             VALUE
---------------------------------------------------------------------------------------------------------------------
  MUTUAL DISCOVERY SECURITIES FUND (CONTINUED)
                      Kindred Healthcare Inc., options to
                       purchase (shares):
             184       Exercise price $23.75, expiration date,
                        7/17/11 ...................................     7/17/05                   --   $          827
              56       Exercise price $26.00, expiration date,
                        1/01/12 ...................................     1/01/05                   --              126
              42       Exercise price $9.07, expiration date,
                        1/01/13 ...................................     1/01/05                   --              805
              28       Exercise price $25.99, expiration date,
                        1/01/14 ...................................     1/01/05                   --               63
              11       Exercise price $27.90, expiration date,
                        1/10/15 ...................................     1/06/06                   --              378
       1,460,000      MPF Corp. Ltd ...............................     5/08/06            7,500,856        4,921,512
           3,830      NCB Warrant Holdings Ltd., A ................    12/16/05                   --          618,545
           2,140      Olympus Re Holdings Ltd. ....................    12/19/01              214,000            2,140
           4,289      PTV Inc., 10.00%, pfd., A ...................     2/08/02               12,867           12,652
             570      Security Capital European Realty ............     4/08/98               31,238            3,540
              10      Torre Mayor Investments LP ..................    10/28/02              827,389          860,000
                                                                                                       --------------
                      TOTAL RESTRICTED SECURITIES (2.15% of Net Assets) ............................   $   27,646,746
                                                                                                       ==============

  MUTUAL SHARES SECURITIES FUND
          56,216      AboveNet Inc. ...............................    10/02/01        $   2,933,131   $    1,722,458
              78      AboveNet Inc., options to purchase
                       (shares), exercise price $20.95,
                       expiration date, 9/09/13 ...................     4/17/06                   --            1,735
           2,231      AboveNet Inc., wts., 9/08/08 ................    10/02/01              279,787           51,759
           2,625      AboveNet Inc., wts., 9/08/10 ................    10/02/01              300,103           52,500
           6,820      Anchor Resources LLC ........................     6/29/04                   --               --
         108,227      DecisionOne Corp. ...........................     3/12/99               76,619           77,166
         123,474      DecisionOne Corp., 12.00%,
                       4/15/10 ....................................     3/12/99 -
                                                                        7/20/06              344,802          123,474
           4,653      Elephant Capital Holdings Ltd. ..............     8/29/03                   --       11,271,253
           3,549      Esmark Inc. .................................     7/28/06            3,760,657        3,299,718
          12,918      Esmark Inc., 8.00%, cvt. pfd., A ............    11/08/04           12,918,000       14,105,423
       1,001,113      Florida East Coast Industries Inc. ..........     5/05/97           30,413,544       54,286,353
       1,451,684      International Automotive Components
                       Group Brazil LLC ...........................     4/13/06 -
                                                                        8/21/06            1,460,259        1,451,684
         223,225      International Automotive Components
                       Group Japan LLC ............................     9/26/06            1,944,418        1,890,055
       5,883,517      International Automotive Components
                       Group LLC ..................................     1/12/06            5,883,517        5,883,517


                                       Quarterly Statements of Investments | 129

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

4. RESTRICTED SECURITIES (CONTINUED)

---------------------------------------------------------------------------------------------------------------------
  PRINCIPAL AMOUNT/                                                  ACQUISITION
   SHARES/WARRANTS    ISSUER                                             DATE             COST             VALUE
---------------------------------------------------------------------------------------------------------------------
  MUTUAL SHARES SECURITIES FUND (CONTINUED)
         169,244      Kindred Healthcare Inc. ...................       4/28/99            2,048,722   $    4,780,043
                      Kindred Healthcare Inc., options to
                       purchase (shares):
             450      Exercise price $23.75, expiration date,
                       7/17/11 ..................................       7/17/04                   --            2,022
             134      Exercise price $26.00, expiration date,
                       1/01/12 ..................................       1/01/03                   --              301
             100      Exercise price $9.07, expiration date,
                       1/01/13 ..................................       1/01/04                   --            1,917
              66      Exercise price $25.99, expiration date,
                       1/01/14 ..................................       1/01/05                   --              149
              28      Exercise price $27.90, expiration date,
                       1/10/15 ..................................       1/06/06                   --              962
          23,570      NCB Warrant Holdings Ltd., A ..............      12/16/05                   --        3,806,555
          16,280      Olympus Re Holdings Ltd. ..................      12/19/01            1,628,000           16,280
          17,300      PTV Inc., 10.00%, pfd., A .................      12/07/01               51,900           51,035
           1,120      Security Capital European Realty ..........       4/08/98               61,302            6,955
                                                                                                       --------------
                      TOTAL RESTRICTED SECURITIES (2.20% of Net Assets) ............................   $  102,883,314
                                                                                                       ==============

a The Franklin High Income Fund also invests in unrestricted securities of the issuer, valued at $0 as of September 30, 2006.

b     Rounds to less than 0.01% of net assets.

5. UNFUNDED LOAN COMMITMENTS

The Franklin Strategic Income Securities Fund, the Mutual Discovery Securities Fund and the Mutual Shares Securities Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The funds are obligated to fund these loan commitments at the borrowers' discretion. Funded portions of credit agreements are presented on the Statement of Investments.

At September 30, 2006, unfunded commitments were as follows:

-------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME SECURITIES FUND                           UNFUNDED
  BORROWER                                                           COMMITMENT
-------------------------------------------------------------------------------
  CBRL Group (Cracker Barrel), Delay Draw ........................   $  144,652
  Niska Gas Storage US LLC, Delay Draw ...........................      205,333
  VML US Finance LLC (Venetian Macau), Delay Draw ................      930,000
                                                                     ----------
                                                                     $1,279,985
                                                                     ==========

-------------------------------------------------------------------------------
  MUTUAL DISCOVERY SECURITIES FUND                                    UNFUNDED
  BORROWER                                                           COMMITMENT
-------------------------------------------------------------------------------
  Owens Corning, Revolver, 6/26/02 ...............................   $  152,982
  TVMAX Holdings Inc., PIK, 14.00%, 11/30/06 .....................            2
                                                                     ----------
                                                                     $  152,984
                                                                     ==========


130 | Quarterly Statements of Investments

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

5. UNFUNDED LOAN COMMITMENTS (CONTINUED)

-------------------------------------------------------------------------------
  MUTUAL SHARES SECURITIES FUND                                       UNFUNDED
  BORROWER                                                           COMMITMENT
-------------------------------------------------------------------------------
  Owens Corning, Revolver, 6/26/02 ...............................   $  631,150
  TVMAX Holdings Inc., PIK, 14.00%, 11/30/06 .....................            6
                                                                     ----------
                                                                     $  631,156
                                                                     ==========

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Funds for the nine months ended September 30, 2006 were as shown below.

---------------------------------------------------------------------------------------------------------------------------------
                                     NUMBER OF                              NUMBER OF
                                    SHARES HELD                            SHARES HELD      VALUE                     REALIZED
                                   AT BEGINNING     GROSS       GROSS        AT END         AT END     INVESTMENT      CAPITAL
  NAME OF ISSUER                      OF YEAR     ADDITIONS   REDUCTIONS    OF PERIOD     OF PERIOD      INCOME      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN REAL ESTATE FUND

  NON-CONTROLLED AFFILIATES
  Cedar Shopping Centers Inc. ..      1,756,900          --      316,200     1,440,700             a   $1,163,408   $    285,296
  Digital Realty Trust Inc. ....      1,510,500          --      760,100       750,400             a      831,120     11,473,627
  MortgagelT Holdings Inc. .....        336,100   1,144,400           --     1,480,500    20,845,440    1,237,650             --
                                                                                         ----------------------------------------
  TOTAL AFFILIATED SECURITIES
    (1.39% of Net Assets)                                                                $20,845,440   $3,232,178   $ 11,758,923
                                                                                         ========================================

---------------------------------------------------------------------------------------------------------------------------------
                                    NUMBER OF                               NUMBER OF
                                   SHARES HELD                             SHARES HELD      VALUE                     REALIZED
                                   AT BEGINNING     GROSS       GROSS        AT END         AT END     INVESTMENT      CAPITAL
  NAME OF ISSUER                      OF YEAR     ADDITIONS   REDUCTIONS    OF PERIOD     OF PERIOD      INCOME      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP VALUE
    SECURITIES FUND

  NON-CONTROLLED AFFILIATES

  Hooker Furniture Corp. .......        383,671     396,329       46,594       733,406   $10,751,732   $  115,216   $   (836,511)
                                                                                         ----------------------------------------
  TOTAL AFFILIATED SECURITIES
    (0.99% of Net Assets)                                                                $10,751,732   $   15,216   $   (836,511)
                                                                                         ========================================

  MUTUAL SHARES SECURITIES FUND

  NON-CONTROLLED AFFILIATES
  Esmark Inc. ..................             --       3,549           --         3,549   $ 3,299,718   $       --             --
  Esmark Inc., 8.00%, cvt.
    pfd., A ....................             --      12,918           --        12,918    14,105,423      922,309             --
                                                                                         ----------------------------------------
  TOTAL AFFILIATED SECURITIES
    (0.38% of Net Assets)                                                                $17,405,141   $  922,309             --
                                                                                         ========================================

a     As of September 30, 2006, no longer an affiliate.

7. OTHER CONSIDERATIONS

Directors or employees of Franklin Advisers, Inc., as the Franklin Income Securities Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the fund in certain corporate restructuring negotiations. At September 30, 2006, such individuals serve in one or more of these capacities for Calpine Corp.


                                       Quarterly Statements of Investments | 131

Franklin Templeton
Variable Insurance Products Trust

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED) (CONTINUED)

7. OTHER CONSIDERATIONS (CONTINUED)

As a result of this involvement, such individuals may be in possession of certain material non-public information. If the fund's Investment Manager, while in possession of such information, seeks to buy or sell any of these securities, it will comply with all applicable federal securities laws.

Directors or employees of Franklin Mutual Advisers, LLC, as the Mutual Discovery Securities Fund's and the Mutual Shares Securities Fund's Investment Manager, may serve as members on the board of directors of certain companies in which the fund invests and/or may represent the fund in certain corporate negotiations. At September 30, 2006, such individuals serve in one or more of these capacities for AboveNet Inc., Esmark Inc., Kindred Healthcare Inc., and Orkla ASA. As a result of this involvement, such individuals may be in possession of certain material non-public information which, pursuant to the fund's policies and the requirements of the federal securities laws, could prevent the fund from trading in the securities of such companies for limited or extended periods of time.

Subject to certain terms and conditions, the Franklin High Income Fund has agreed to sell its holdings in Asia Pulp & Paper Co. Ltd. and Tjiwi Kimia Finance Mauritius, and the Franklin Income Securities Fund has agreed to sell its holdings in Asia Pulp & Paper Co. Ltd., in November 2006. Until completion of the sale, the transaction is being accounted for as a secured borrowing with a pledge of collateral and any preliminary sales proceeds or other interest and cash distributions received are deferred until the completion of the transaction.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


132 | Quarterly Statements of Investments


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 27, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date November 27, 2006



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date November 27, 2006